As filed with the Securities and Exchange Commission on April 19, 2007

                                             Securities Act File No. 333-89389
                                     Investment Company Act File No. 811-09637

==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                             ___________________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                          Pre-Effective Amendment No.                       |_|
                        Post-Effective Amendment No. 12                     |X|
                                    and/or
                       REGISTRATION STATEMENT UNDER THE                     |X|
                        INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 13                             |X|
                       (Check appropriate box or boxes)
                              -----------------
                    BLACKROCK LARGE CAP SERIES FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                    (Address of Principal Executive Office)

      Registrant's Telephone Number, including Area Code: (800) 441-7762

                              Robert C. Doll, Jr.
                    BlackRock Large Cap Series Funds, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                                  Copies to:

        Counsel for the Fund:                     BlackRock Advisors, LLC
          Sidley Austin LLP                         100 Bellevue Parkway
         787 Seventh Avenue                      Wilmington, Delaware 19809
    New York, New York 10019-6018
   Attention: Frank P. Bruno, Esq.

                              -----------------


It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b)
|_| on (date) pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
|X| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Master Large Cap Series Trust has also executed this Registration Statement.

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock

Large Cap Series Funds, Inc.
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
BlackRock Large Cap Core Retirement Portfolio


Prospectus
[              ], 2007


This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.





NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


The Securities and Exchange Commission has not approved
or disapproved these securities or passed upon the                BLACKROCK
adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
================================================================================


Key Facts.....................................................................1

         BlackRock Large Cap Series Funds at a Glance.........................1

         Risk/Return Bar Charts...............................................3

         Fees and Expenses....................................................5

Details About the Funds.......................................................7

         How the Funds Invest.................................................7

         Investment Risks.....................................................9

         Statement of Additional Information.................................11

Your Account.................................................................11

         Pricing of Shares...................................................11

         How to Buy, Sell, Transfer and Exchange Shares......................12

         How Shares Are Priced...............................................16

         Dividends and Taxes.................................................17

         Electronic Delivery.................................................18

         Delivery of Shareholder Documents...................................18

Management of the Funds......................................................19

         BlackRock Advisors, LLC.............................................19

         Master/Feeder Structure.............................................22

For More Information.................................................Back Cover

         Shareholder Reports.........................................Back Cover

         Statement of Additional Information.........................Back Cover

Key Facts
==================================================================================================================================

What are the Funds' investment objectives?                                               BlackRock
BlackRock Large Cap Series Funds, Inc. (the "Corporation") is an open end fund           Large Cap
that consists of six separate series, each of which issues its own shares.  This         Series Funds at a
Prospectus relates to three of the series:                                               Glance

      O    BlackRock Large Cap Growth Retirement Portfolio ("Growth Fund")                IMPORTANT DEFINITIONS

      O    BlackRock Large Cap Value Retirement Portfolio ("Value Fund")                 In an effort to help you better
                                                                                         understand the many concepts involved in
      O    BlackRock Large Cap Core Retirement Portfolio ("Core Fund" and                making an investment decision, we have
           together with Growth Fund and Value Fund, the "Funds")                        defined the highlighted terms in this
                                                                                         Prospectus in the sidebar.
The investment objective of each Fund is long term capital growth. In other
words, each Fund tries to choose investments that will increase in value.                Equity Securities -- common stock,
Current income from dividends and interest will not be an important                      preferred stock, securities convertible
consideration in selecting portfolio securities.                                         into common stock, or securities or
                                                                                         other instruments whose price is linked
What are the Funds' main investment strategies?                                          to the value of common stock.
Each Fund invests primarily in a diversified portfolio of equity securities of
large cap companies located in the United States. Growth Fund will invest                Large Cap Companies --companies that are
primarily in equity securities that the Investment Adviser believes have good            included in the Russell 1000(R) Index.
prospects for earnings growth. Value Fund will invest primarily in equity                This definition of large cap companies
securities that the Investment Adviser believes are undervalued. Core Fund               may be changed in response to changes in
will use an investment approach that blends growth and value.                            the markets.

A company whose earnings per share grow faster than inflation and the economy            Common Stock -- securities representing
in general usually has a higher stock price over time than a company with                shares of ownership of a corporation.
slower earnings growth. The Funds' evaluation of the prospects for a company's
industry or market sector is an important factor in evaluating a particular              Russell 1000(R) Index -- an index that
company's earnings prospects. A company's stock is considered to be                      measures the performance of the 1,000
undervalued when its price is less than what the Investment Adviser believes             largest companies in the Russell 3000(R)
it is worth.                                                                             Index, which represents approximately
                                                                                         92% of the total market capitalization
The Investment Adviser uses quantitative models that employ various factors to           of the Russell 3000(R) Index.
look for companies that, in its opinion, are consistent with the investment
strategy of each individual Fund. Each Fund seeks to achieve its objective by            Russell 1000(R) Growth Index -- a subset
investing primarily in common stock of companies the Investment Adviser                  of the Russell 1000(R) Index that
selects from among those included in each Fund's applicable benchmark Russell            consists of those Russell 1000(R)
1000(R) Index. Each Fund's benchmark index is as follows:                                securities with greater than average
                                                                                         growth orientation.
Fund                                 Applicable Index
------------------------------------ ------------------------------------------          Russell 1000(R) Value Index -- a subset
Growth Fund                          Russell 1000(R) Growth Index                        of the Russell 1000(R) Index that
------------------------------------ ------------------------------------------          consists of those Russell 1000(R)
Value Fund                           Russell 1000(R) Value Index                         securities with lower price to book
------------------------------------ ------------------------------------------          ratios and lower forecasted growth
Core Fund                            Russell 1000(R) Index                               value.
------------------------------------ ------------------------------------------

Each Fund invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those that are, at the time of purchase, included in that Fund's applicable benchmark Russell 1000(R) Index.

Each Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Portfolio") of the Master Large Cap Series Trust (the "Trust"), that has the same objective and strategies as the applicable Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/ feeder" structure. Each Fund's investment results will correspond directly to the investment results of the Portfolio in which it invests. For simplicity, this Prospectus uses the term "Fund" to include the Portfolio in which a Fund invests.

What are the main risks of investing in the Funds?
The Funds cannot guarantee that they will achieve their investment objectives.

As with any fund, the value of a Fund's investments -- and, therefore, the value of the Fund's shares -- may fluctuate. These changes may occur because a particular market in which the Fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular security. Also, Fund management may select securities that underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of a Fund's investments goes down, you may lose money.

Growth Fund follows an investing style that favors growth companies and Value Fund follows an investing style that favors value companies. Historically, growth stocks have performed best during the later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, that Fund may underperform other equity funds that use different investing styles.

Who should invest?
Investors should consider their own investment goals, time horizon and risk tolerance before investing in a Fund. An investment in a Fund may not be appropriate for all investors and is not intended to be a complete investment program.

A Fund may be an appropriate investment for you if you:

     O    Are investing with long term goals

     O Want a professionally managed and diversified portfolio of large cap equity securities as part of your total investment portfolio

     O Are willing to accept the risk that the value of your investment may decline in order to seek long term capital growth

     O    Are not looking for a significant amount of current income

     O Are looking for a series of Funds that offers a choice between core, growth and value investment styles


Risk/Return Bar Charts                                                              Risk/Return Bar Charts


Because the Funds are new, they do not have a performance record. The Funds will be feeder funds of the Trust and will invest in the three existing portfolios of the Trust which do have an operating history.

The bar charts and tables on the following pages are based upon performance of the portfolios of the Trust. The bar charts and tables provide an indication of the risks of investing in the Portfolios, which are identical to the risks of investing in the Funds. The bar charts show changes in performance of shares of the Portfolios for each calendar year since inception. The returns for the Portfolios are based upon the Institutional shares of the three existing feeder funds of the Corporation. The returns for the Portfolios, however, are adjusted to reflect the annual operating expenses of the new Class K shares. The tables compare the average annual total returns for each Portfolio for the periods shown with those of the applicable Russell 1000 (R) Index, each a broad measure of market performance. How the Portfolios performed in the past is not necessarily an indication of how the Portfolios or the Funds will perform in the future.


                       Master Large Cap Growth Portfolio


                              [GRAPHIC OMITTED]


During the period shown in the bar chart, the highest return for a quarter was 22.48% (quarter ended March 31, 2000) and the lowest return for a quarter was -23.32% (quarter ended December 31, 2000). The year-to-date return as of
March 31, 2007 was 3.95%.

Average Annual Total Returns                                                                           Life of
(For the periods ended December 31, 2006)                              One Year       Five Years     Portfolio(a)
--------------------------------------------------------------------------------------------------------------------
   Master Large Cap Growth Portfolio                                    7.07%          5.98%            1.43%
   Russell 1000(R) Growth Index(b)                                      9.07%          2.69%           -4.55%   (c)
--------------------------------------------------------------------------------------------------------------------
  (a) Inception date is December 22, 1999.
  (b) The Russell 1000 Growth Index(R) is an unmanaged broad-based Index and a subset of the Russell 1000(R) Index consisting of those Russell 1000(R) securities with a greater-than-average growth orientation. Performance of the Index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
  (c) Since December 22, 1999.

                       Master Large Cap Value Portfolio


                              [GRAPHIC OMITTED]


During the period shown in the bar chart, the highest return for a quarter was 15.33% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.04% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2007 was 2.62%.

Average Annual Total Returns                                                                            Life of
(For the periods ended December 31, 2006)                              One Year       Five Years      Portfolio(a)
-----------------------------------------------------------------------------------------------------------------------
   Master Large Cap Value Portfolio                                     16.35%         13.78%           11.99%
   Russell 1000(R) Value Index(b)                                       22.25%         10.86%           8.10%      (c)
-----------------------------------------------------------------------------------------------------------------------
  (a) Inception date is December 22, 1999.
  (b) The Russell 1000 Value Index(R) is an unmanaged broad-based Index and a subset of the Russell 1000(R) Index consisting of those Russell 1000(R) securities lower price/book ratios and lower forecasted growth values.
      Performance of the Index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
  (c) Since December 22, 1999.

                        Master Large Cap Core Portfolio


                              [GRAPHIC OMITTED]


During the period shown in the bar chart, the highest return for a quarter was 15.70% (quarter ended March 31, 2000) and the lowest return for a quarter was -15.61% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2007 was 2.37%.

Average Annual Total Returns                                                                            Life of
(For the periods ended December 31, 2006)                               One Year        Five Years     Portfolio(a)
--------------------------------------------------------------------------------------------------------------------
   Master Large Cap Core Portfolio                                       13.38%           10.21%         7.14%
   Russell 1000(R) Index(b)                                              15.46%           6.82%          1.98%  (c)
--------------------------------------------------------------------------------------------------------------------
  (a) Inception date is December 22, 1999.
  (b) The Russell 1000 Index(R) is an unmanaged broad-based Index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization in the Russell 3000(R) Index. Performance of the Index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
  (c) Since December 22, 1999.

                                                                                                      Fees and
                                                                                                      Expenses

Fees and Expenses


The following tables show the fees and expenses that you may pay if you buy and hold Class K shares of each of the Funds. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your         Class K Shares
investment): (a)
---------------------------------------------------- --------------------
Maximum Sales Charge (Load) imposed on purchases            None                        UNDERSTANDING EXPENSES
(as a percentage of offering price)
---------------------------------------------------- --------------------               Fund investors pay various expenses,
Maximum Deferred Sales Charge (Load) (as a                  None                        either directly or indirectly. Listed
percentage of original purchase price or                                                below are some of the main types of
redemption proceeds, whichever is lower)                                                expenses that the Funds may charge:
---------------------------------------------------- --------------------
Maximum Sales Charge (Load) imposed on Dividend             None                        Expenses paid directly by the
Reinvestments                                                                           shareholder:
---------------------------------------------------- --------------------
Redemption Fee                                              None                        Shareholder Fees -- these fees include
---------------------------------------------------- --------------------               sales charges that you may pay when you
                                                                                        buy or sell shares of a Fund.
BlackRock Large Cap Growth Retirement Portfolio
                                                                                        Expenses paid indirectly by the
Annual Fund Operating Expenses (expenses that are                                       shareholder:
deducted from Fund assets)(b)
                                                       Class K Shares                   Annual Fund Operating Expenses --
---------------------------------------------------- --------------------               expenses that cover the costs of
Management Fee(c)                                           0.50%                       operating a Fund.
---------------------------------------------------- --------------------
Distribution Fees                                           None                        Management Fee -- a fee paid to the
---------------------------------------------------- --------------------               Investment Adviser for managing a Fund.
Other Expenses (including transfer agency                       %
fees)(b)(d)                                                                             Distribution Fees -- fees used to
---------------------------------------------------- --------------------               support a Fund's marketing and
Total Annual Fund Operating Expenses(e)                         %                       distribution efforts, such as
---------------------------------------------------- --------------------               compensating financial advisers,
                                                                                        securities dealers and other financial
BlackRock Large Cap Value Retirement Portfolio                                          intermediaries, advertising and
                                                                                        promotion.
Annual Fund Operating Expenses (expenses that are
deducted from Fund assets)(b)                                                           Service Fees -- fees used to compensate
                                                       Class K Shares                   securities dealers and other financial
---------------------------------------------------- --------------------               intermediaries for shareholder servicing
Management Fee(c)                                           0.50%                       activities.
---------------------------------------------------- --------------------
Distribution Fees                                           None                        Administration Fee -- a fee paid to the
---------------------------------------------------- --------------------               Administrator for providing
Other Expenses (including transfer agency fees)                 %                       administrative services to a Fund.
(b)(d)
---------------------------------------------------- --------------------
Total Annual Fund Operating Expenses(e)                         %
---------------------------------------------------- --------------------

BlackRock Large Cap Core Retirement Portfolio

Annual Fund Operating Expenses (expenses that are
deducted from Fund assets)(b)
                                                       Class K Shares
---------------------------------------------------- --------------------
Management Fee(c)                                           0.47%
---------------------------------------------------- --------------------
Distribution Fees                                           None
---------------------------------------------------- --------------------
Other Expenses (including transfer agency fees)                 %
(b)(d)
---------------------------------------------------- --------------------
Total Annual Fund Operating Expenses(e)                         %
---------------------------------------------------- --------------------
(a)  In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of
     $5.35 when a client buys or redeems shares. Also, PFPC Inc., the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15 for redemption by check sent via overnight mail. See
     "Your Account -- How to Buy, Sell, Transfer and Exchange Shares."
(b)  For each Fund, the fees and expenses include the expenses of both the
     Fund and the Portfolio in which it invests, which includes Acquired Fund
     Fees and Expenses of 0.01% for each respective Portfolio.
(c)  Paid by each Portfolio.
(d)  Other Expenses have been estimated based on estimated asset levels and expenses for the current fiscal year. PFPC Inc., an affiliate of the
     Investment Adviser, provides transfer agency services to the Funds. Each
     Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Funds and the
     Trust. The Funds and the Trust reimburse the Investment Adviser or its affiliates for such services.
(e)  The Investment Adviser has contractually agreed to waive its advisory fee or to reimburse expenses so that the Total Annual Fund Operating Expenses of the Class K shares of the Fund will not exceed 0.65%.

Examples:
These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

BlackRock Large Cap Growth Retirement Portfolio *

                              1 Year               3 Years
----------------------- -------------------- ---------------------
Class K Shares                    $                    $
----------------------- -------------------- ---------------------






BlackRock Large Cap Value Retirement Portfolio *

                              1 Year               3 Years
----------------------- -------------------- ---------------------
Class K Shares                    $                    $
----------------------- -------------------- ---------------------






BlackRock Large Cap Core Retirement Portfolio *

                              1 Year               3 Years
----------------------- -------------------- ---------------------
Class K Shares                    $                    $
----------------------- -------------------- ---------------------



* For each Fund, the expenses include the expenses of both the Fund and the Portfolio in which it invests.

Details About the Funds
==================================================================================================================================

Each Fund's investment objective is long term capital growth. Each Fund tries              How the
to achieve its objective by investing primarily in a diversified portfolio of              Funds Invest
equity securities of large cap companies located in the United States.
                                                                                           ABOUT THE PORTFOLIO MANAGER
Outlined below are the main strategies each Fund uses in seeking to achieve
its investment objective.                                                                  Robert C. Doll, Jr. is the portfolio
                                                                                           manager of the Funds and is primarily
Under normal circumstances, each Fund invests at least 80% of its assets in                responsible for the day-to-day
equity securities of large cap companies the Investment Adviser selects from               management of each Fund's portfolio.
among those that are, at the time of purchase, included in each Fund's
applicable benchmark Russell 1000(R) Index. This policy is a non-fundamental               ABOUT THE INVESTMENT ADVISER AND
policy of each Fund and may not be changed without 60 days' prior notice to a              SUB-ADVISER
Fund's shareholders. The Investment Adviser uses a multi-factor quantitative
model to look for companies within the applicable Russell 1000(R) Index that,              The Funds are managed by BlackRock
in its opinion, are consistent with the investment objective of each Fund.                 Advisors, LLC and sub-advised by
                                                                                           BlackRock Investment Management, LLC. As
Each Fund will seek to outperform its benchmark:                                           used in this Prospectus, the term
                                                                                           "Investment Adviser" includes the
     o    Growth Fund -- will seek to outperform the Russell 1000(R) Growth                sub-adviser.
          Index by investing in equity securities that the Investment Adviser believes have above average earnings prospects. The Russell 1000(R)
          Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the
          Russell 1000(R) Index.

     o    Value Fund -- will seek to outperform the Russell 1000(R) Value
          Index by investing in equity securities that the Investment Adviser believes are selling at below normal valuations. The Russell 1000(R)
          Value Index, another subset of the Russell 1000(R) Index, consists of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     o Core Fund -- has a blended investment strategy that emphasizes a mix of both growth and value and will seek to outperform the Russell
          1000(R) Index.

Although Growth Fund emphasizes growth-oriented investments, Value Fund emphasizes value-oriented investments and Core Fund uses a blend of growth and value, there are equity investment strategies common to all three Funds. In selecting securities for a Fund's portfolio from that Fund's benchmark universe, the Investment Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. For each Fund, the Investment Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value, among other factors, is also examined-- if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for any Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because a Fund generally will not hold all the stocks in its applicable index, and because a Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Funds are not "index" funds. In seeking to outperform the relevant benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:

     o    Relative price-to-earnings and price-to-book ratios

     o    Stability and quality of earnings

     o    Earnings momentum and growth

     o    Weighted median market capitalization of a Fund's portfolio

     o Allocation among the economic sectors of a Fund's portfolio as compared to the applicable index

     o    Weighted individual stocks within the applicable index

Other Strategies. In addition to the main strategies discussed above, the Funds may use certain other investment strategies.

Each Fund also may invest in securities of foreign issuers that are represented by American Depositary Receipts, or "ADRs."

Each Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

Each Fund may invest in investment grade convertible securities, preferred stock, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which a Fund may invest.

As a temporary measure for defensive purposes, each Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities. These investments may include high quality, short-term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may adversely affect a Fund's ability to meet its investment objective.

-------------------------------------------------------------------------------------- --------------------------

This section contains a summary discussion of the general risks of investing                  Investment
in the Funds. As with any fund, there can be no guarantee that a Fund will                    Risks
meet its objective, or that a Fund's performance will be positive over any period of time. Set forth below are the main risks of investing in the Funds.

Market Risk and Selection Risk -- Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies.

Investing Style Risk --Growth Fund follows an investing style that favors growth companies and Value Fund follows an investing style that favors value companies. Historically, growth investments have performed best during the later stages of economic expansion and value investments have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Each Fund also may be subject to certain other risks associated with its investments and investment strategies, including:

Derivatives -- Each Fund may use derivative instruments to hedge its investments. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

     Credit risk -- the risk that the counterparty (the party on the other side of the transaction) in a derivative transaction will be unable to honor its financial obligation to a Fund.

     Leverage risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Each Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. Each Fund is not required to use hedging and may choose not to do so.

When Issued and Delayed Delivery Securities and Forward Commitments -- Each Fund may purchase or sell securities that it is entitled to receive on a when issued basis. Each Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Borrowing and Leverage Risk -- Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund's return. Certain derivative securities that each Fund may buy or other techniques that each Fund may use may create leverage, including, but not limited to, when issued securities, forward commitments and futures contracts and options.

Securities Lending -- Each Fund may lend securities with a value up to 33(1)/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of the investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Depositary Receipts -- Each Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. Each Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Foreign Market Risks -- Each Fund may invest in companies located in countries other than the United States. This may expose each Fund to risks associated with foreign investments.

     o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates

     o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions

     o Foreign holdings may be adversely affected by foreign government action

     o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings

     o The economies of certain countries may compare unfavorably with the U.S. economy

     o Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult

Investment in Other Investment Companies -- Each Fund may invest in other investment companies, including exchange traded funds. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

--------------------------------------------------------------------------------

If you would like further information about the Funds, including how they invest,     Statement of
please see the Statement of Additional Information.                                   Additional
                                                                                      Information

For a discussion of each Fund's policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information. Each Fund makes its top ten holdings available on a monthly basis at www.blackrock.com generally within 12 business days after the end of the month to which the information applies.



         Your Account
         ================================================================================

Pricing   The Funds each offer one class of shares.
of
Shares

          Each Fund's shares are distributed by FAM Distributors, Inc. and BlackRock Distributors, Inc., each an affiliate of the Investment Adviser.

          The table below summarizes key features of the Class K shares of the Funds.

                                                          Class K Shares
          ---------------------- --------------------------------------------------------------------
          Availability           Available only to qualified recordkeepers with a
                                 distribution and/or fund servicing agreement
                                 (established omnibus trading relationship) maintained
                                 with BlackRock Distributors, Inc., and defined benefit
                                 plans, defined contribution plans, endowments and
                                 foundations with greater than $100 million in a
                                 qualified tax-exempt plan.

          ---------------------- --------------------------------------------------------------------
          Initial Sales Charge?  No. Entire purchase price is invested in shares of the Fund.
          ---------------------- --------------------------------------------------------------------
          Deferred Sales         No.
          Charge?
          ---------------------- --------------------------------------------------------------------
          Service and            No.
          Distribution Fees?
          ---------------------- --------------------------------------------------------------------

          Only certain investors are eligible to buy Class K shares. Your financial adviser or other financial intermediary can help you determine whether you are eligible to buy Class K shares.

          Eligible Class K share investors include qualified recordkeepers with a distribution and/or fund servicing agreement (established omnibus trading relationship) maintained with BlackRock Distributors, Inc., and defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan (collectively, "Institutions").

          Class K shares are normally purchased through a customer's account at an Institution through procedures established by the Institution. In these cases, confirmation of share purchases and redemptions will be sent to the Institutions. A customer's ownership of shares will be recorded by the Institution and reflected in the account statements provided by the Institutions to their customers. Investors wishing to purchase Class K shares should contact their Institutions. Purchase orders may be placed by calling 1-800-441-7762.

--------------------------------------------------------------------------------

How to Buy,      The chart on the following pages summarizes how to buy, sell,
Sell, Transfer   transfer and exchange shares through your financial adviser, a
and Exchange     selected securities dealer, broker, investment adviser, service
Shares           provider or other financial intermediary. You may also buy, sell, transfer and exchange shares through the Transfer Agent.
                 To learn more about buying, selling, transferring or exchanging shares through the Transfer Agent, call 1-800-441-7762. Because the selection of a mutual fund involves many considerations, your financial adviser may help you with this decision.

If You Want To         Your Choices                       Information Important for You to Know
--------------------------------------------------------------------------------------------------------------------

                       ---------------------------------------------------------------------------------------------
Buy Shares             Determine the amount of your       The minimum initial investment for Class K shares of a
                       investment                         Fund is $1.

                                                          Each Fund may permit a lower initial investment for
                                                          certain investors if their purchase, combined with
                                                          purchases by other investors received together by the
                                                          Fund, meets the minimum investment requirement.

                                                          Each Fund may reject any purchase order, modify or waive
                                                          the minimum initial or subsequent investment requirements
                                                          and suspend and resume the sale of Class K shares of any
                                                          Fund at any time.
                       ---------------------------------------------------------------------------------------------
                       Have your financial adviser,       The price of your shares is based on the next
                       selected securities dealer or      calculation of net asset value after your order is
                       other financial intermediary       placed. Any purchase orders placed prior to the close of
                       submit your purchase order         business on the New York Stock Exchange (generally, 4:00
                                                          p.m. Eastern time) will be priced at the net asset value
                                                          determined that day. Certain financial intermediaries,
                                                          however, may require submission of orders prior to that
                                                          time.

                                                          Purchase orders placed after that time will be priced at
                                                          the net asset value determined on the next business day.
                                                          The Funds may reject any order to buy shares and may
                                                          suspend the sale of shares at any time. Selected
                                                          securities dealers or other financial intermediaries may
                                                          charge a processing fee to confirm a purchase.
                       ---------------------------------------------------------------------------------------------
                       Or contact the Fund                To purchase shares directly through the Transfer Agent,
                                                          call 1-800-441-7762 and request a purchase application.
                                                          Mail the completed purchase application to the Transfer
                                                          Agent at the address on the inside back cover of this
                                                          Prospectus.
--------------------------------------------------------------------------------------------------------------------
Add to Your            Purchase additional shares         The minimum investment for additional purchases is $1.
Investment                                                (The minimums for additional purchases may be waived
                                                          under certain circumstances.)
                       ---------------------------------------------------------------------------------------------
                       Acquire additional shares          All dividends are automatically reinvested without a
                       through the automatic              sales charge.
                       dividend reinvestment plan
--------------------------------------------------------------------------------------------------------------------
Transfer Shares to     Transfer to a participating        You may transfer your Fund shares only to another
Another Securities     securities dealer or other         securities dealer that has entered into an agreement
Dealer or Other        financial intermediary             with a Distributor. Certain shareholder services may not
Financial                                                 be available for the transferred shares. All future
Intermediary                                              trading of these assets must be coordinated by the
                                                          receiving firm.
                       ---------------------------------------------------------------------------------------------
                       Transfer to a                      You must either:
                       nonparticipating securities         o Transfer your shares to an account with the Transfer
                       dealer or other financial             Agent; or
                       intermediary                        o Sell your shares, paying any applicable deferred
                                                             sales charge.
--------------------------------------------------------------------------------------------------------------------
Sell Your Shares       Have your financial adviser,       The price of your shares is based on the next
                       selected securities dealer or      calculation of net asset value after your order is
                       other financial intermediary       placed. For your redemption request to be priced at the
                       submit your sales order            net asset value on the day of your request, you must
                                                          submit your request to your securities dealer or other
                                                          financial intermediary prior to that day's close of
                                                          business on the New York Stock Exchange (generally, 4:00
                                                          p.m. Eastern time). Certain financial intermediaries,
                                                          however, may require submission of orders prior to that
                                                          time. Any redemption request placed after that time will
                                                          be priced at the net asset value at the close of
                                                          business on the next business day.

                                                          Securities dealers or other financial intermediaries may
                                                          charge a fee to process a redemption of shares.

                                                          The Fund may reject an order to sell shares under
                                                          certain circumstances.
                       ---------------------------------------------------------------------------------------------
                       Sell through the Transfer          You may sell shares held at the Transfer Agent by
                       Agent                              writing to the Transfer Agent. All shareholders on the
                                                          account must sign the letter. A signature guarantee
                                                          generally will be required but may be waived in certain
                                                          limited circumstances.  You can obtain a signature
                                                          guarantee from a bank, securities dealer, securities
                                                          broker, credit union, savings association, national
                                                          securities exchange and registered securities
                                                          association. A notary public seal will not be
                                                          acceptable. If you hold stock certificates, return the
                                                          certificates with the letter.  The Transfer Agent will
                                                          normally mail redemption proceeds within seven days
                                                          following receipt of a properly completed request. If
                                                          you make a redemption request before a Fund has
                                                          collected payment for the purchase of shares, the Fund
                                                          or the Transfer Agent may delay mailing your proceeds.
                                                          This delay usually will not exceed ten days.


If You Want To         Your Choices                       Information Important for You to Know
--------------------------------------------------------------------------------------------------------------------
                                                          You may also sell shares held at the Transfer Agent by
                                                          telephone request if certain conditions are met and if
                                                          the amount being sold is less than (i) $100,000 for
                                                          payments by check, or (ii) $250,000 for payments through
                                                          the Automated Clearing House Network (ACH) or wire
                                                          transfer. Call 1-800-441-7762 for details.
                                                          Redemption requests in excess of these amounts must be
                                                          in writing with a medallion signature guarantee.

                                                          Redemption proceeds may be paid by check or, if the Fund
                                                          has verified banking information on file, through ACH or
                                                          by wire transfer. You will be charged a fee of $7.50 for
                                                          each redemption payment made by wire transfer and $15
                                                          for redemptions by check sent via overnight mail. You
                                                          are responsible for any additional charges imposed by
                                                          your bank for this service.
--------------------------------------------------------------------------------------------------------------------
                                                          Ask your financial adviser or other financial
                                                          intermediary for details.
--------------------------------------------------------------------------------------------------------------------

Short-Term Trading
Each Fund reserves the right to reject any purchase order, including exchanges. Short-term or excessive trading (sometimes known as "market timing") into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Fund. Short-term or excessive trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. Accordingly, each Fund has adopted certain policies and procedures, which have been reviewed and approved by the Corporation's Board of Directors, designed to deter such short-term or excessive trading. Each Fund will reject purchase orders from market timers or other investors if Fund management, in its discretion, has determined that such orders are short-term or excessive, and will be disruptive to the Fund. For these purposes, Fund management considers an investor's trading history in the Fund or other funds advised by the Investment Adviser or its affiliates, and accounts under common ownership or control. Each Distributor has entered into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the Funds' Transfer Agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Distributors in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Fund's shares through such accounts.

Each Fund applies these policies to all shareholders. However, Fund management may not be able to determine that a specific order, particularly with respect to orders made through omnibus accounts or 401(k) plans, is short-term or excessive, and will be disruptive to a Fund and so makes no representation that all such orders can or will be rejected.

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

--------------------------------------------------------------------------------

       How     When you buy shares, you pay the net asset value. This is the
    Shares     offering price. Shares are also redeemed at the net asset
Are Priced     value. The Funds calculate the net asset value of their shares
               (generally by using market quotations) each day the New York
               Stock Exchange (the "Exchange") is open as of the close of business on the Exchange, based on prices at the time of
IMPORTANT      closing. The Exchange generally closes at 4:00 p.m. Eastern
DEFINITIONS    time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption
Net Asset      order is placed. Foreign securities owned by the Funds may
Value - the    trade on weekends or other days when the Funds do not price
market value   their shares. As a result, each Fund's net asset value may
of a Fund's    change on days when you will not be able to purchase or redeem
total assets   Fund shares.
after
deducting
liabilities,   The Funds invest primarily in the securities of U.S. issuers or
divided by     in ADRs of foreign issuers that trade in the U.S. markets.
the number     Therefore, each Fund generally prices its securities as of the
of shares      close of the Exchange based on the closing market prices of the
outstanding.   securities. However, if market quotations are not readily
               available or, in the Investment Adviser's judgment, do not accurately reflect fair value for a security, that security will be valued by another method that the Board of Directors believes more accurately reflects the fair value.

               The Board has adopted valuation procedures for the Funds and has delegated the day-to-day responsibility for fair value determinations to the Investment Adviser's Valuation Committee. Fair value determinations by the Investment Adviser that affect a Fund's net asset value are subject to review, approval or ratification, as appropriate, by the Board. In determining whether current market prices are readily available or accurately reflect a security's fair value, the Investment Adviser monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of an issuer's securities during the trading day or a company announcement) or events affecting securities markets generally (for example, market volatility or a natural disaster).

The Funds' use of fair value pricing is designed to ensure that each Fund's net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

The Funds may accept orders from certain authorized financial intermediaries or their designees. The Funds will be deemed to receive an order when accepted by the financial intermediary or designee and the order will receive the net asset value next computed by the Funds after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be cancelled and the financial intermediary could be held liable for any losses.

--------------------------------------------------------------------------------

Dividends and       The Funds will distribute net investment income, if any,
        Taxes       and net realized capital gains, if any, at least annually.
                    The Funds may also pay a special distribution at the end
IMPORTANT           of the calendar year to comply with Federal tax
DEFINITIONS         requirements. Dividends may be reinvested automatically in shares of the Funds at net asset value or may be taken in
Dividends --        cash. If you would like to receive dividends in cash,
ordinary income     contact your financial adviser, selected securities
and capital gains   dealer, other financial intermediary or the Transfer
paid to             Agent. Although this cannot be predicted with any
shareholders.       certainty, each Fund anticipates that the majority of its
Dividends may be    dividends, if any, will consist of capital gains.
reinvested in
additional Fund
shares as they
are paid.

"BUYING A               Because of the special tax rules applicable to
DIVIDEND"               investments by qualified plans exempt from tax under
                        section 401(a) of the Internal Revenue Code, you will
Unless your investment  not be taxed on dividends paid by a Fund or on the
is in a tax deferred    proceeds of a redemption or an exchange of shares of a
account, you may want   Fund, provided the shares are not debt-financed
to avoid buying shares  property to you. Different tax consequences apply to a
shortly before a Fund   shareholder that does not satisfy the requirements of
pays a dividend. The    Section 401(a) or 501(a) of the Code.
reason? If you buy
shares when a Fund has  Each Master Portfolio and each Fund will operate so
realized but not yet    that the Funds satisfy the requirements under the Code
distributed ordinary    for taxation as a regulated investment company, and by
income or capital       satisfying those requirements and distributing its net
gains, you will pay     investment income and net capital gain, as described
the full price for the  above, each Fund will seek to avoid incurring liability
shares and then         for federal income tax that would affect its investment
receive a portion of    return. However, dividends and interest received by the
the price back in the   Funds may give rise to withholding and other taxes
form of a taxable       imposed by foreign countries. Tax conventions between
dividend. Before        certain countries and the United States may reduce or
investing you may want  eliminate such taxes.
to consult your tax
adviser.                This section summarizes some of the consequences under
                        current Federal tax law of an investment in a Fund. It is not a substitute for individualized tax advice.
                        Consult your tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

-----------------------------------------------------------------------------------------------------------------------------

Electronic copies of most financial reports and prospectuses are available on                 Electronic
the Funds' website. Shareholders can sign up for e-mail notifications of                      Delivery
quarterly statements, annual and semiannual reports and prospectuses by enrolling in the Fund's electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.


Shareholders Who Hold Accounts Directly With BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Log into your account

-----------------------------------------------------------------------------------------------------------------------------

The Funds deliver only one copy of shareholder documents, including                           Delivery of
prospectuses, shareholder reports and proxy statements, to shareholders with                  Shareholder
multiple accounts at the same address. This practice is known as                              Documents
"householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at 1-800-441-7762.

Management of the Funds
================================================================================

--------------------------------------------------------------------------------

BlackRock      BlackRock Advisors, LLC is the Trust's Investment Adviser and
Advisors,      manages each Portfolio's investments subject to the oversight
      LLC      of the Board of Trustees of the Trust. The Investment Adviser
               is a wholly owned subsidiary of BlackRock, Inc. On September
               29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management.

The Investment Adviser has the responsibility for making all investment decisions for the Portfolios.

Each Portfolio pays the Investment Adviser a fee at the following annual rates:

     o with respect to Master Large Cap Growth Portfolio, 0.50% of the Portfolio's average daily net assets not exceeding $5 billion and 0.45% of the Portfolio's average daily net assets in excess of $5 billion,

     o with respect to Master Large Cap Value Portfolio, 0.50% of the Portfolio's average daily net assets not exceeding $3 billion and 0.45% of the Portfolio's average daily net assets in excess of $3 billion, and

     o with respect to Master Large Cap Core Portfolio, 0.50% of the Portfolio's average daily net assets not exceeding $1 billion, 0.45% of the Portfolio's average daily net assets in excess of $1 billion but not exceeding $5 billion, and 0.40% of the Portfolio's average daily net assets in excess of $5 billion.

The Investment Adviser has contractually agreed to waive its advisory fee or to reimburse the Funds for expenses so that no Fund's Total Annual Fund Operating Expenses of its Class K shares exceeds 0.65%.

Prior to September 29, 2006, Fund Asset Management, L.P. ("FAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., acted as the Trust's investment adviser and was compensated according to the same fee rate schedules.

For the period September 29, 2006 through October 31, 2006, the Investment Adviser received a fee at the annual rate of 0.50% of the average daily net assets of Master Large Cap Growth Portfolio, 0.49% of the average daily net assets of Master Large Cap Value Portfolio and 0.46% of the average daily net assets of Master Large Cap Core Portfolio. For the period November 1, 2005 to September 29, 2006, FAM received a fee at the annual rate of 0.50% of the average daily net assets of each of Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio and 0.47% of the average daily net assets of Master Large Cap Core Portfolio.

The Investment Adviser has a sub-advisory agreement with BlackRock Investment Management, LLC (the "Sub-Adviser"), an affiliate, under which the Investment Adviser pays the Sub-Adviser for services it provides a monthly fee at an annual rate that is a percentage of the advisory fee paid to the Investment Adviser. The Sub-Adviser is responsible for the day-to-day management of each Portfolio.

BlackRock Advisors, LLC also acts as each Fund's administrator. The Administrator does not receive an administration fee.

A discussion of the basis of the Boards of Directors' approval of the Funds' investment advisory arrangements is included in the Corporation's annual shareholder report for the fiscal year ended October 31, 2006.

Robert C. Doll, Jr., is each Fund's senior portfolio manager and is primarily responsible for the day-to-day management of each Fund's portfolio and the selection of its investments. He has been each Fund's portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was President of FAM and its affiliate, Merrill Lynch Investment Managers, L.P. ("MLIM"), from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Prior to joining MLIM, Mr. Doll was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999. He was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006. For more information about the portfolio manager's compensation, other accounts Mr. Doll manages and his ownership of Fund shares, please see the Statement of Additional Information.

The Investment Adviser was organized in 1994 to perform advisory services for investment companies. The Sub-Adviser is a registered investment adviser and commodity pool operator organized in 1999. The Investment Adviser and its affiliates had approximately $[ ] trillion in investment company and other portfolio assets under management as of March 31, 2007.

From time to time, a manager, analyst, or other employee of the Investment Adviser or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Investment Adviser or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and the Investment Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Conflicts of Interest
The investment activities of the Investment Adviser and its affiliates (including, for these purposes, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively with the Investment Adviser, the "Affiliates")) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. The Investment Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Investment Adviser and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of a Fund. One or more Affiliates act or may act as an investor, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which a Fund directly and indirectly invests. Thus, it is likely that a Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of a Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund. The Funds' activities may be limited because of Master/Feeder Structure regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, a Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend a Fund or who engage in transactions with or for the Fund. The Fund may also make brokerage and other payments to an Affiliate in connection with the Funds' portfolio investment transactions.

Under a securities lending program approved by the Corporation's Board of Directors, each Fund has retained an Affiliate of the Investment Adviser to serve as the securities lending agent for the Fund to the extent that a Fund engages in the securities lending program. For these services, the lending agent may receive a fee from a Fund, including a fee based on the returns earned on the Fund's investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.

The activities of the Investment Adviser and its Affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. The Investment Adviser has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

------------------------------------------------------------------------------

Each Fund is a series of BlackRock Large Cap Series          Master/Feeder
Funds, Inc. and is a "feeder" fund that invests all of       Structure
its assets in a corresponding "master" portfolio of the Master Large Cap Series Trust. Investors in a Fund will acquire an indirect interest in the corresponding
Portfolio.

Each Portfolio accepts investments from other feeder funds, and all the feeders of a given Portfolio bear the Portfolio's expenses in proportion to their assets. This structure may enable the Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the Portfolio from different feeders may offset each other and produce a lower net cash flow.

However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same Portfolio. Information about other feeders, if any, is available by calling 1-800-441-7762.

Whenever a Portfolio holds a vote of its feeder funds, the Fund investing in that Portfolio will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of its Portfolio.

A Fund may withdraw from its master portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

                                     FUND
                    BlackRock Large Cap Series Funds, Inc.
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011
                                1-800-441-7762

                              INVESTMENT ADVISER
                            BlackRock Advisors, LLC
                             100 Bellevue Parkway
                          Wilmington, Delaware 19809

                                  SUB-ADVISER
                     BlackRock Investment Management, LLC
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011

                                TRANSFER AGENT
                                   PFPC Inc.
                                 P.O. Box 9819
                      Providence, Rhode Island 02940-8019

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





                         ACCOUNTING SERVICES PROVIDER
                      State Street Bank and Trust Company
                             500 College Road East
                          Princeton, New Jersey 08540

                                 DISTRIBUTORS
                         BlackRock Distributors, Inc.
                                760 Moore Road
                      King of Prussia, Pennsylvania 19406

                            FAM Distributors, Inc.
                                 P.O. Box 9081
                       Princeton, New Jersey 08543-9081

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                    COUNSEL
                               Sidley Austin LLP
                              787 Seventh Avenue
                         New York, New York 10019-6018

For More Information

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Shareholder Reports
Additional information about each Fund's investments will be available in the Fund's Annual and Semi-Annual Reports. In the Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may obtain these reports at no cost at www.blackrock.com or by calling 1-800-441-7762.

Each Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your financial adviser or other financial intermediary, or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial adviser or other intermediary, or call 1-800-441-7762.

Statement of Additional Information
The Statement of Additional Information contains further information about the Funds. The portions of the Statement of Additional Information relating to the Funds are incorporated by reference into (legally considered part of) this Prospectus. The portions of the Statement of Additional Information that do not relate to the Funds are not incorporated by reference, are not part of this Prospectus, and should not be relied on by investors in the Funds. You may obtain a free copy at www.blackrock.com or by writing the Fund at PFPC Inc., P.O. Box 9819, Providence, Rhode Island 02940-8019, or by calling 1-800-441-7762.


World Wide Web
Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries.
www.blackrock.com

Securities and Exchange Commission
Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's ("Commission") Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also available on the Commission's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Investment Company Act File #811-09637





                                                               BLACKROCK

                      STATEMENT OF ADDITIONAL INFORMATION

                    BLACKROCK LARGE CAP SERIES FUNDS, INC.
                BLACKROCK LARGE CAP GROWTH RETIREMENT PORTFOLIO BLACKROCK LARGE CAP VALUE RETIREMENT PORTFOLIO
                 BLACKROCK LARGE CAP CORE RETIREMENT PORTFOLIO

      P.O. Box 9011, Princeton, NJ 08543-9011 o Phone No. 1-800-441-7762

This Statement of Additional Information of BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio (each, a "Fund" and collectively, the "Funds"), each a series of BlackRock Large Cap Series Funds, Inc. (the "Corporation"), is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated [ ], 2007, which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained without charge, by calling 1-800-441-7762 or by writing to a Fund at the above address. The Funds' Prospectus is incorporated by reference into this Statement of Additional Information, and Part I of this Statement of Additional Information and the portions of Part II of this Statement of Additional Information that relate to each Fund have been incorporated by reference into the Funds' Prospectus. The portions of Part II of this Statement of Additional Information that do not relate to a Fund, do not form a part of the Funds' Statement of Additional Information, have not been incorporated by reference into the Funds' Prospectus and should not be relied upon by investors in a Fund.





                 BLACKROCK ADVISORS LLC -- INVESTMENT ADVISER

                     FAM DISTRIBUTORS, INC. -- DISTRIBUTOR
                  BLACKROCK DISTRIBUTORS, INC. -- DISTRIBUTOR


    The date of this Statement of Additional Information is [       ], 2007

                               TABLE OF CONTENTS

PART I

Investment Objectives and Policies..........................................I-1
Investment Restrictions.....................................................I-2
Information on Directors and Officers.......................................I-6
Management and Advisory Arrangements.......................................I-10
Information on Sales Charges and Distribution Related Expenses.............I-14
Computation of Offering Price..............................................I-14
Portfolio Transactions and Brokerage.......................................I-14
Additional Information.....................................................I-14
Financial Statements.......................................................I-15

PART II

Investment Risks and Considerations........................................II-1
Management and Other Service Arrangements.................................II-31
Purchase of Shares........................................................II-41
Redemption of Shares......................................................II-51
Shareholder Services......................................................II-53
Pricing of Shares.........................................................II-57
Portfolio Transactions and Brokerage......................................II-59
Dividends and Taxes.......................................................II-61
Performance Data..........................................................II-65
Proxy Voting Policies and Procedures......................................II-67
General Information.......................................................II-69
Appendix A..................................................................A-1

       Part I: Information About Blackrock Large Cap Series Funds, Inc.

Part I of this Statement of Additional Information sets forth information about BlackRock Large Cap Growth Retirement Portfolio ("Growth Fund"), BlackRock Large Cap Value Retirement Portfolio ("Value Fund") and BlackRock Large Cap Core Retirement Portfolio ("Core Fund"), each a series of the Corporation. It includes information about the Corporation's Board of Directors, the advisory services provided to and the management fees paid by each Fund, performance data for each Fund, and information about other fees paid by and services provided to each Fund. This Part I should be read in conjunction with the Funds' Prospectus and those portions of Part II of this Statement of Additional Information that pertain to each Fund.

I.   Investment Objectives and Policies

The investment objective of each Fund is long term capital growth. This is a fundamental policy of each Fund and may not be changed without shareholder approval. Each Fund seeks to achieve this investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Each Fund also may invest in equity securities of companies located in countries other than the United States in the form of American Depositary Receipts. Each Fund is classified as a diversified open-end investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act").

Each Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Portfolio") of the Master Large Cap Series Trust (the "Trust") that has the same investment objective and strategies as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure. Each Fund's investment results will correspond directly to the investment results of the Portfolio in which it invests. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the underlying Portfolio in which that Fund invests. Reference is made to the discussion under "How the Funds Invest" and "Investment Risks" in the Prospectus for information with respect to each Fund and Portfolio's investment objective and policies. There can be no guarantee that any Fund's investment objective will be achieved.

Under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of large cap companies that BlackRock Advisors, LLC (the "Investment Adviser") selects from among those that are, at the time of purchase, included in each Fund's applicable benchmark Russell 1000(R) Index. For this purpose, net assets include any borrowings for investment purposes. Each Fund may continue to hold a security after it has been removed from the applicable index after purchase. For each Fund, the Investment Adviser uses a proprietary multi-factor quantitative model to look for companies within the applicable Russell 1000(R) Index that, in the Investment Adviser's opinion, are consistent with the investment objective of each Fund as follows:

     1. Growth Fund. Growth Fund seeks to invest in equity securities that the Investment Adviser believes have above-average earnings prospects; i.e., are likely to experience consistent earnings growth over time. In seeking to outperform its benchmark, the Russell 1000(R) Growth Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Growth Index, as those sectors are defined in the MSCI/S&P Global Industry Classification Standard ("GICS"). The Fund also anticipates that its individual holdings generally will at the time of purchase be allocated so that no individual security held by the Fund is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Growth Index by more than 1%, and no security held by the Fund is underweighted as compared to its weighting in the Russell 1000(R) Growth Index by more than 2%.

     2. Value Fund. Value Fund seeks to invest in equity securities that the Investment Adviser believes are selling at below-normal valuations; i.e., securities with lower price-to-book ratios and lower price-to-earnings ratios. In seeking to outperform its benchmark, the Russell 1000(R) Value Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Value Index, as those sectors are defined in the GICS. The Fund also anticipates that its individual holdings generally will at the time of purchase be allocated so that no individual security is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Value Index by more than 1%, and no security is underweighted as compared to its weighting in the Russell 1000(R) Value Index by more than 2%.

     3. Core Fund. Core Fund seeks to invest in securities that the Investment Adviser believes are undervalued or show good prospects for earnings growth. Core Fund seeks securities such that the sum of the relative (to the S&P 500) price-to-earnings ratio and price-to-book ratio for a particular security is between 1.75 and
          2.25. In seeking to outperform its benchmark, the Russell 1000(R) Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Index, as those sectors are defined in the GICS. The Fund also anticipates that its individual holdings generally will at the time of purchase be allocated so that no individual security held by the Fund is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Index by more than 1%, and no security held by the Fund is underweighted as compared to its weighting in the Russell 1000(R) Index by more than 1%.

Each Fund anticipates that its sector allocations, as a percentage of its common stock investments, will not overweight or underweight the sector weighting of the applicable benchmark index by more than 10 percentage points.

Investment emphasis is on equities, primarily common stock. Each Fund also may invest in securities convertible into common stock, preferred stock and rights and warrants to subscribe for common stock. A Fund may invest in U.S. Government debt securities and, to a lesser extent, in non-convertible debt securities rated investment grade by a nationally recognized statistical ratings organization, although it typically will not invest in any debt securities to a significant extent.

A Fund may hold assets in cash or cash equivalents and investment grade, short term securities, including money market securities, in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant or for temporary defensive purposes.

Other Special Considerations. The Funds may, without limit, make short term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when the Funds believe it is advisable to do so (on a temporary defensive basis). Short term investments and temporary defensive positions may limit the potential for growth in the value of shares of each Fund.

II.  Investment Restrictions

The investment restrictions set forth below have been adopted by the Corporation as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the Investment Company Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Corporation not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the Investment Company Act, a "majority of the outstanding voting securities" means the lesser of the vote of (i) 67% or more of the shares of the Corporation or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Corporation or a Fund are present or represented by proxy, or (ii) more than 50% of the shares of the Corporation or a Fund.

For purposes of the following limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction 3, asset coverage of at least 300% (as defined in the Investment Company Act), inclusive of the amounts borrowed, must be maintained as provided by applicable law, rule or regulation.

A Fund may not:

(1) Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

(2) Concentrate its investments in a particular industry, as that term is used in the Investment Company Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Borrow money, except as permitted under the Investment Company Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(4) Make loans, except as permitted under the Investment Company Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

(6) Purchase, hold or deal in real estate, although a Fund may purchase and sell securities or other investments that are secured by or linked to real estate or an interest therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

(7) Invest in commodities or commodity contracts, except a Fund may do so in accordance with applicable law and the Fund's prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(8) Issue senior securities to the extent such issuance would violate applicable law.

Each Fund, may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund. Also, each Fund may purchase securities of other investment companies to the extent permitted by applicable law.

In addition to the fundamental policies mentioned above, the Directors have adopted the following non-fundamental policies which can be changed or amended by action of the Directors without approval of shareholders. Again, for purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

A Fund may not:

(a) Invest in companies for the purpose of exercising control or management. Investment by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(b) Invest more than 15% of the Fund's net assets in illiquid investments including illiquid repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act").

(c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

(d) Make short sales of securities or maintain a short position, except to the extent permitted by a Fund's prospectus and statement of additional information, as amended from time to time, and applicable law.

(e) Purchase securities of other investment companies, except to the extent permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(f) Change its policy of investing, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings from investment purposes in equity securities of large cap companies, as defined in the prospectus, unless the Fund provides shareholders with at least 60 days prior written notice of such change.

The Trust has adopted fundamental and non-fundamental investment restrictions with respect to its Portfolios that are substantially similar to the Funds' investment restrictions. The primary difference is that the Trust's fundamental restriction (3) is a non-fundamental restriction for the Funds. The Trust's fundamental investment restrictions cannot be changed with respect to a Portfolio without the affirmative vote of the holders of a majority (as defined in the Investment Company Act) of the outstanding voting securities of the affected Portfolio. For purposes of the Investment Company Act, a "majority of the outstanding voting securities" means the lesser of the vote of (i) 67% or more of the shares of the Trust or a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Portfolio are present or represented by proxy, or (ii) more than 50% of the shares of the Trust or a Portfolio.

Under its fundamental investment restrictions, each Portfolio may not:

(1) Make any investment inconsistent with the Portfolio's classification as a diversified company under the Investment Company Act.

(2) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management. Investments by a Portfolio in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Portfolios' Prospectus and Statement of Additional Information, as they may be amended from time to time.

(6) Issue senior securities to the extent such issuance would violate applicable law.

(7) Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by each Portfolio's investment policies as set forth in the Portfolios' Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers except insofar as the Portfolio technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Portfolios' Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Under its non-fundamental investment restrictions, each Portfolio may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time a Portfolio's shares are owned by another investment company that is part of the same group of investment companies as the Portfolio.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Portfolios currently do not intend to engage in short sales, except short sales "against the box."

(c) Invest in securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Trustees of the Trust have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Trustees are not subject to the limitations set forth in this investment restriction.

(d) Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that a Portfolio (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Portfolios from purchasing securities on margin. The deposit or payment by a Portfolio of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging a Portfolio. Such leveraging or borrowing increases a Portfolio's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. A Portfolio will not purchase securities while borrowing exceeds 5% of its total assets.

(e) Change its policy of investing, under normal circumstances, at least 80% of its assets in equity securities of large cap companies, as defined in the Prospectus, unless the Portfolio provides shareholders with at least 60 days prior written notice of such change.

Except with respect to restriction (7), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (2) above, the Portfolios use the classifications and sub-classifications of Morgan Stanley Capital
International as a guide to identify industries.

In addition, as a non-fundamental policy that may be changed by the Board of Trustees and to the extent required by the Commission or its staff, each Portfolio will, for purposes of fundamental investment restriction (1), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

III. Information on Directors and Officers

The Directors of the Corporation consist of seven individuals, six of whom are not "interested persons" of the Corporation as defined in the Investment Company Act (the "non-interested Directors"). The same individuals serve as Trustees of the Trust. The Directors are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

Each non-interested Director is a member of the Corporation's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation, retention and oversight of the Funds' independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Fund management and such independent registered public accounting firm. The Audit Committee's responsibilities include, without limitation, to (i) review with the independent registered public accounting firm the arrangements for and scope of annual and special audits and any other services provided by the independent registered public accounting firm to the Funds; (ii) review with the independent registered public accounting firm any audit problems or difficulties encountered during or related to the conduct of the audit; (iii) ensure that the independent registered public accounting firm submits on a periodic basis a formal written statement with respect to their independence, discuss with the independent registered public accounting firm any relationships or services that may impact the objectivity and independence of the Funds' independent registered public accounting firm; and (iv) consider information and comments of the independent registered public accounting firm with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting and Fund management's responses thereto. The Board of the Corporation has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties. The Audit Committee met four times during the Corporation's fiscal year ended October 31, 2006.

Each non-interested Director is also a member of the Corporation's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Directors of the Corporation and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the nomination of the Corporation's non-interested Directors, the Nominating Committee may consider nominations for the office of Director made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Corporation that include biographical information and set forth the qualifications of the proposed nominee. The Nominating Committee did not meet during the Corporation's fiscal year ended October 31, 2006.

     Biographical Information

Certain biographical and other information relating to the non-interested Directors of the Corporation is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of investment companies overseen in the complex of funds advised by the Investment Adviser or its affiliates ("BlackRock-advised funds") and any public directorships:

                                                                                          Number of
                                   Term of                                                BlackRock-
                      Position(s)  Office**                                               Advised
                      Held with    and Length                                             Funds and
Name, Address* and    the          of Time               Principal Occupation(s)          Portfolios     Public
Age of Director       Corporation  Served                During Past Five Years           Overseen       Directorships
--------------------  -----------  ------------  ---------------------------------------  -------------  ---------------
James H. Bodurtha     Director     Director      Director, The China Business Group,      37             None
(63)***                            since 1999    Inc. since 1996 and Executive Vice       registered
                                                 President thereof from 1996 to 2003;     investment
                                                 Chairman of the Board, Berkshire         companies
                                                 Holding Corporation since 1980;          consisting
                                                 Partner, Squire, Sanders & Dempsey       of 57
                                                 from 1980 to 1993.                       portfolios

Kenneth A. Froot      Director     Director      Professor, Harvard University since      37             None
(49)                               since 2005    1992; Professor, Massachusetts           registered
                                                 Institute of Technology from 1986 to     investment
                                                 1992.                                    companies
                                                                                          consisting
                                                                                          of 57
                                                                                          portfolios

Joe Grills (72)***    Director     Director      Member of the Committee of Investment    37             Kimco
                                   since 2002    of Employee Benefit Assets of the        registered     Realty
                                                 Association of Financial Professionals   investment     Corporation
                                                 ("CIEBA") since 1986; Member of          companies
                                                 CIEBA's Executive Committee since 1988   consisting
                                                 and its Chairman from 1991 to 1992;      of 57
                                                 Assistant Treasurer of International     portfolios
                                                 Business Machines Corporation ("IBM")
                                                 and Chief Investment Officer of IBM
                                                 Retirement Funds from 1986 to 1993;
                                                 Member of the Investment Advisory
                                                 Committee of the State of New York
                                                 Common Retirement Fund from 1989 to
                                                 2006; Member of the Investment
                                                 Advisory Committee of the Howard
                                                 Hughes Medical Institute from 1997 to
                                                 2000; Director, Duke University
                                                 Management Company from 1992 to 2004,
                                                 Vice Chairman thereof from 1998 to
                                                 2004, and Director Emeritus thereof
                                                 since 2004; Director, LaSalle Street
                                                 Fund from 1995 to 2001; Director,
                                                 Kimco Realty Corporation since 1997;
                                                 Member of the Investment Advisory
                                                 Committee of the Virginia Retirement
                                                 System since 1998, Vice Chairman
                                                 thereof from 2002 to 2005, and
                                                 Chairman thereof since 2005; Director,
                                                 Montpelier Foundation since 1998, its
                                                 Vice Chairman from 2000 to 2006 and
                                                 its Chairman since 2006; Member of the
                                                 Investment Committee of the Woodberry
                                                 Forest School since 2000; Member of
                                                 the Investment Committee of the
                                                 National Trust for Historic
                                                 Preservation since 2000.

Herbert I. London     Director     Director      Professor Emeritus, New York             37             None
(67)                               since 1999    University since 2005; John M. Olin      registered
                                                 Professor of Humanities, New York        investment
                                                 University from 1993 to 2005; and        companies
                                                 Professor thereof from 1980 to 2005;     consisting
                                                 President, Hudson Institute since 1997   of 57
                                                 and Trustee thereof since 1980; Dean,    portfolios
                                                 Gallatin Division of New York
                                                 University from 1976 to 1993;
                                                 Distinguished Fellow, Herman Kahn
                                                 Chair, Hudson Institute from 1984 to
                                                 1985; Chairman of the Board of
                                                 Directors of Vigilant Research, Inc.
                                                 since 2006; Member of the Board of
                                                 Directors for Grantham University
                                                 since 2006; Director of AIMS since
                                                 2006; Director of Reflex Security
                                                 since 2006; Director of InnoCentive,
                                                 Inc. since 2006; Director of Cerego,
                                                 LLC since 2005; Director, Damon Corp.
                                                 from 1991 to 1995; Overseer, Center
                                                 for Naval Analyses from 1983 to 1993.


                                                      I-7

                                                                                          Number of
                                   Term of                                                BlackRock-
                      Position(s)  Office**                                               Advised
                      Held with    and Length                                             Funds and
Name, Address* and    the          of Time               Principal Occupation(s)          Portfolios     Public
Age of Director       Corporation  Served                During Past Five Years           Overseen       Directorships
--------------------  -----------  ------------  ---------------------------------------  -------------  ---------------
Roberta Cooper Ramo   Director     Director      Shareholder, Modrall, Sperling, Roehl,   37             None
(64)                               since 1999    Harris & Sisk, P.A. since 1993;          registered
                                                 President, American Bar Association      investment
                                                 from 1995 to 1996 and Member of the      companies
                                                 Board of Governors thereof from 1994     consisting
                                                 to 1997; Shareholder, Poole, Kelly &     of 57
                                                 Ramo, Attorneys at Law, P.C. from 1977   portfolios
                                                 to 1993; Director of ECMC Group
                                                 (service provider to students, schools
                                                 and lenders) since 2001; Director,
                                                 United New Mexico Bank (now Wells
                                                 Fargo) from 1983 to 1988; Director,
                                                 First National Bank of New Mexico (now
                                                 Wells Fargo) from 1975 to 1976; Vice
                                                 President, American Law Institute
                                                 since 2004.

Robert S. Salomon,    Director     Director      Principal of STI Management              37             None
Jr. (70)                           since 2002    (investment adviser) from 1994 to        registered
                                                 2005; Chairman and CEO of Salomon        investment
                                                 Brothers Asset Management from 1992 to   companies
                                                 1995; Chairman of Salomon Brothers       consisting
                                                 Equity Mutual Funds from 1992 to 1995;   of 57
                                                 regular columnist with Forbes Magazine   portfolios
                                                 from 1992 to 2002; Director of Stock
                                                 Research and U.S. Equity Strategist at
                                                 Salomon Brothers from 1975 to 1991;
                                                 Trustee, Commonfund from 1980 to 2001.
                  .........
-------------------------------------------------------------------------------------------------------------------
*    The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.
**   Each Director serves until his or her successor is elected and qualified, or until his or her death, resignation, or removal as provided in the Corporation's by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.
*** Co-Chairman of the Board of Directors and the Audit Committee.


Certain biographical and other information relating to the Director who is an officer and an "interested person" of the Corporation as defined in the Investment Company Act (the "interested Director") and to the other officers of the Corporation is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of BlackRock-advised funds overseen and any public directorships held:

                                                                                          Number of
                                   Term of                                                BlackRock-
                      Position(s)  Office**                                               Advised
                      Held with    and Length                                             Funds and
Name, Address* and    the          of Time               Principal Occupation(s)          Portfolios     Public
Age                   Corporation  Served                During Past Five Years           Overseen       Directorships
--------------------  -----------  ------------  ---------------------------------------  -------------  ---------------
Robert C. Doll, Jr.   President,   President     Vice Chairman and Director of            122            None
(52)***               Director     and           BlackRock, Inc., Global Chief            registered
                      and          Director      Investment Officer for Equities,         investment
                      Portfolio    since         Chairman of the BlackRock Retail         companies
                      Manager      2005****      Operating Committee, and member of the   consisting
                                                 BlackRock Executive Committee since      of 168
                                                 2006; President of the funds advised     portfolios
                                                 by Merrill Lynch Investment Managers,
                                                 L.P. ("MLIM") and its affiliates
                                                 ("MLIM/FAM-advised funds") from 2005
                                                 to 2006 and Chief Investment Officer
                                                 thereof from 2001 to 2006; President
                                                 of MLIM and Fund Asset Management,
                                                 L.P. ("FAM") from 2001 to 2006;
                                                 Co-Head (Americas Region) thereof from
                                                 2000 to 2001 and Senior Vice President
                                                 from 1999 to 2001; President and
                                                 Director of Princeton Services, Inc.
                                                 ("Princeton Services") and President
                                                 of Princeton Administrators, L.P.
                                                 ("Princeton Administrators") from 2001
                                                 to 2006; Chief Investment Officer of
                                                 Oppenheimer Funds, Inc. in 1999 and
                                                 Executive Vice President thereof from
                                                 1991 to 1999.

                                                     I-8

                                                                                          Number of
                                   Term of                                                BlackRock-
                      Position(s)  Office**                                               Advised
                      Held with    and Length                                             Funds and
Name, Address* and    the          of Time               Principal Occupation(s)          Portfolios     Public
Age                   Corporation  Served                During Past Five Years           Overseen       Directorships
--------------------  -----------  ------------  ---------------------------------------  -------------  ---------------
Donald C. Burke (46)  Vice         Vice          Managing Director of BlackRock, Inc.     242            None
                      President    President     since 2006; Managing Director of MLIM    registered
                      and          and           and FAM in 2006; First Vice President    investment
                      Treasurer    Treasurer     of MLIM and FAM from 1997 to 2005 and    companies
                                   since 1999    Treasurer thereof from 1999 to 2006;     consisting
                                                 Vice President of MLIM and FAM from      of 526
                                                 1990 to 1997.                            portfolios

Karen Clark (42)      Chief        Chief         Managing Director of BlackRock, Inc.     122 registered None
                      Compliance   Compliance    and Chief Compliance Officer of          investment
                      Officer      Officer since certain BlackRock-advised funds since    companies
                                   2007          2007; Director of BlackRock, Inc. from   consisting of
                                                 2005 to 2007; Principal and Senior       168 portfolios
                                                 Compliance Officer, State Street
                                                 Global Advisors, from 2001 to 2005;
                                                 Principal Consultant,
                                                 PricewaterhouseCoopers, LLP from 1998
                                                 to 2001; and Branch Chief, Division of
                                                 Investment Management and Office of
                                                 Compliance Inspections and
                                                 Examinations, U.S. Securities and
                                                 Exchange Commission, from 1993 to
                                                 1998.

Alice A. Pellegrino   Secretary    Secretary     Director of BlackRock, Inc. since        122            None
(46)                               since 2004    2006; Director (Legal Advisory) of       registered
                                                 MLIM from 2002 to 2006; Vice             investment
                                                 President of MLIM from 1999 to 2002;     companies
                                                 Attorney associated with MLIM from       consisting of
                                                 1997 to 2006; Secretary of MLIM, FAM,    168 portfolios
                                                 FAM Distributors, Inc. ("FAMD") and
                                                 Princeton Services from 2004 to 2006.

-------------------------------------------------------------------------------------------------------------------
*    The address of each officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.
**   Elected by and serves at the pleasure of the Board of Directors of the Corporation.
***  Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Funds based on his positions with BlackRock, Inc. and its affiliates.
**** As a Director, Mr. Doll serves until his successor is elected and qualified or until December 31 of the year in which he turns 72, or until his death, resignation, or removal as provided in the Corporation's by-laws or charter or by statute.

     Share Ownership

Information relating to each Director's share ownership in the Corporation and in all registered funds in the BlackRock-advised funds that are overseen by the respective Director ("Supervised Funds") as of December 31, 2006 is set forth in the chart below:

                            Aggregate Dollar Range of        Aggregate Dollar Range of
                             Equity Securities in the     Equity Securities in Supervised
    Name of Director               Corporation                         Funds
--------------------------  --------------------------  ----------------------------------
Interested Director

  Robert C. Doll, Jr.             Over $100,000                    Over $100,000

Non-Interested Directors

  James H. Bodurtha              $10,001-$50,000                   Over $100,000

  Kenneth A. Froot                     None                             None

  Joe Grills                     $50,001-$100,000                  Over $100,000

  Herbert I. London                 $1-$10,000                     Over $100,000

  Roberta Cooper Ramo            $10,001-$50,000                   Over $100,000

  Robert S. Salomon, Jr           Over $100,000                    Over $100,000

As of December 31, 2006, none of the non-interested Directors of the Corporation or their immediate family members owned beneficially or of record any securities of affiliates of the Investment Adviser.

     Compensation of Directors

Each non-interested Director receives an annual retainer of $150,000 for his or her services to the BlackRock-advised funds. The portion of the annual retainer allocated to each BlackRock-advised fund is determined quarterly based on the relative net assets of each fund. In addition, each non-interested Director receives a fee for each in-person Board meeting attended and each in-person Audit Committee meeting attended. The annual per-meeting fees paid to each non-interested Director aggregate $100,000 for all BlackRock-advised funds for which that Director serves and are allocated equally among those funds. Each Co-Chairman of the Audit Committee receives an additional annual retainer in the amount of

$50,000, which is paid quarterly and allocated to each BlackRock-advised fund for which such Co-Chairman provides services, based on the relative net assets of each such fund.

The following table sets forth the compensation earned by the non-interested Directors for the fiscal year ended October 31, 2006 and the aggregate compensation paid to them by all BlackRock-advised funds for the calendar year ended December 31, 2006.

                                                                                                      Aggregate
                                                                                Pension or        Compensation from
                                                                            Retirement Benefits   Corporation/Trust
                                                          Compensation      Accrued as Part of        and Other
                                                              from             Corporation/       BlackRock- Advised
                        Name                           Corporation/Trust       Trust Expense            Funds*
-----------------------------------------------------  -----------------  ----------------------  ------------------
James H. Bodurtha**                                         $39,605                None                $312,000
Kenneth A. Froot                                            $30,975                None                $259,000
Joe Grills**                                                $39,605                None                $309,000
Herbert I. London                                           $30,975                None                $262,000
Roberta Cooper Ramo                                         $30,975                None                $256,000
Robert S. Salomon Jr.                                       $30,975                None                $259,000
Stephen B. Swensrud#                                          $424                 None                   $0

-------------------------------------------------------------------------------------------------------------------
*    For the number of BlackRock-advised funds from which each Director/Trustee receives compensation, see the table beginning on page I-5.
**   Co-Chairman of the Board and the Audit Committee.
#    Mr. Swensrud retired as a Director of the Corporation, a Trustee of the Trust and as a director or trustee of certain other BlackRock-advised funds effective January 1, 2006.

IV.  Management and Advisory Arrangements

Each Fund will invest all of its assets in shares of the corresponding Portfolio of the Trust. Accordingly, the Funds will not invest directly in portfolio securities and will not require investment advisory services. All portfolio management will occur at the Trust level. Effective September 29, 2006, the Trust, on behalf of each Portfolio, entered into an investment advisory agreement with BlackRock Advisors, LLC, as Investment Adviser (the "Investment Advisory Agreement"). Prior to September 29, 2006, Fund Asset Management, L.P. ("FAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., acted as the Trust's investment adviser. Each Portfolio pays the Investment Adviser a fee at the following annual rates:

     o with respect to Master Large Cap Growth Portfolio, 0.50% of the Portfolio's average daily net assets not exceeding $5 billion and 0.45% of the Portfolio's average daily net assets in excess of $5 billion,

     o with respect to Master Large Cap Value Portfolio, 0.50% of the Portfolio's average daily net assets not exceeding $3 billion and 0.45% of the Portfolio's average daily net assets in excess of $3 billion, and

     o with respect to Master Large Cap Core Portfolio, 0.50% of the Portfolio's average daily net assets not exceeding $1 billion, 0.45% of the Portfolio's average daily net assets in excess of $1 billion but not exceeding $5 billion and 0.40% of the Portfolio's average daily net assets in excess of $5 billion.

The Investment Adviser has contractually agreed to waive its advisory fee or to reimburse the Funds for expenses so that no Fund's Total Annual Fund Operating Expenses of its Class K shares exceeds 0.65%.

The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with BlackRock Investment Management, LLC (the "Sub-Adviser"), pursuant to which the Sub-Adviser receives a fee for the services it provides equal to a percentage of the investment advisory fee received by the Investment Adviser. The Sub-Adviser is responsible for the day-to-day management of each Portfolio.

     Information Regarding the Portfolio Manager

Robert C. Doll, Jr. is each Fund's portfolio manager and is primarily responsible for the day-to-day management of each Fund's portfolio.

     Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Funds, as applicable, for which the Funds' portfolio manager is primarily responsible for the day-to-day portfolio management as of December 31, 2006.

                                     Number of Other Accounts Managed           Number of Accounts and Assets for
                                        and Assets by Account Type           Which Advisory Fee is Performance-Based
                              ---------------------------------------------  ---------------------------------------
                                                                                             Other
                                 Registered    Other Pooled                   Registered    Pooled
           Name of               Investment     Investment        Other       Investment  Investment       Other
      Portfolio Manager          Companies       Vehicles        accounts     Companies    Vehicles      accounts
----------------------------- --------------- -------------- --------------  -----------  ----------  --------------
BlackRock Large Cap Growth
Retirement Portfolio                 24              6              9             0            0             1
Robert C. Doll, Jr.            $22,028,898,610 $930,762,530   $1,158,411,336      $0          $0       $233,243,850

BlackRock Large Cap Value
Retirement Portfolio                 24              6              9             0            0             1
Robert C. Doll, Jr.            $22,423,653,434 $930,762,530   $1,158,411,336      $0          $0       $233,243,850

BlackRoc Large Cap Core
Retirement Portfolio                 24              6              9             0            0             1
Robert C. Doll, Jr.            $18,937,789,578 $930,762,530   $1,158,411,336      $0          $0       $233,243,850
-------------------------------------------------------------------------------------------------------------------

     Portfolio Manager Compensation Overview

The portfolio manager compensation program of BlackRock, Inc. and its affiliates (collectively, herein "BlackRock") is critical to BlackRock's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

     Compensation Program

The elements of total compensation for BlackRock portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

     Base Salary

Under the BlackRock approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

     Performance-Based Compensation

BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

BlackRock's formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager's tenure is less than 5 years, performance periods will reflect time in position. For these purposes, the investment performance of Growth Fund is compared to the Lipper Multi-Cap Growth classification, the performance of Value Fund is compared to the Lipper Multi-Cap Value classification and the performance of Core Fund is compared to the Lipper Multi-Cap Core classification. Portfolio managers are compensated based on products they manage. Due to Mr. Doll's unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in consideration of his incentive compensation but, given his multiple roles and the balance of the components of pay, the performance of his fund(s) is not the primary driver of his compensation. In addition, a portfolio manager's compensation can be based on BlackRock's investment performance, financial results of BlackRock, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. All factors are considered collectively by BlackRock management.

     Cash Bonus

Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

     Stock Bonus

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of BlackRock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of BlackRock's shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the BlackRock's performance. Portfolio managers, therefore, have a direct incentive to protect the BlackRock's reputation for integrity.

     Other Compensation Programs

Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

     Other Benefits

Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

     Fund Ownership

As of the date of this Statement of Additional Information, the Funds had not yet commenced operations, therefore the portfolio manager does not own shares of any of the Funds at this time.

     Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. The portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base

     Administration Arrangements

The Corporation, on behalf of itself and each Fund, has entered into an administration agreement (the "Administration Agreement") with BlackRock Advisors, LLC as Administrator (the "Administrator"). The Administrator does not receive an administrative fee for its services to the Corporation and the Funds.

     Transfer Agency Services

As of the date of this Statement of Additional Information, the Funds have not made any payments to PFPC Inc. for transfer agency services.


     Accounting Services

As of the date of this Statement of Additional Information, the Funds have not made any payments to State Street Bank and Trust Company or to the Investment Adviser for accounting services.

V.   Information on Sales Charges and Distribution Related Expenses

As of the date of this Statement of Additional Information, the Funds have not made any payments to FAM Distributors, Inc. or BlackRock Distributors, Inc., the Funds' co-Distributors.

VI.  Computation of Offering Price

An illustration of the computation of the offering price for the Class K shares of each Fund based on a hypothetical investment of $10,000 in Class K shares is set forth below.

                                      BlackRock Large Cap        BlackRock Large Cap       BlackRock Large Cap
                                       Growth Retirement          Value Retirement           Core Retirement
                                           Portfolio                  Portfolio                 Portfolio
                                     ---------------------    ------------------------  --------------------------
     Net Assets                            $ 10,000                   $ 10,000                  $ 10,000
     Number of Shares Outstanding             1,000                      1,000                     1,000
     Net Asset Value Per share
       (net assets divided by
       number of shares
       outstanding)                        $  10.00                   $  10.00                  $  10.00
     Sales charge                          $   0.00                   $   0.00                  $   0.00
                                     ---------------------    ------------------------  --------------------------
     Offering Price                        $  10.00                   $  10.00                  $  10.00
                                     =====================    ========================  ==========================


VII. Portfolio Transactions and Brokerage

See Part II "Portfolio Transactions and Brokerage" of this Statement of Additional Information for more information.

As of the date of this Statement of Additional Information, the Funds have not paid any brokerage commissions.

VIII.  Additional Information

     Description of Shares

The Corporation is a Maryland corporation incorporated on October 20, 1999 as Merrill Lynch Large Cap Series Funds, Inc. Effective September 29, 2006, the Corporation changed its name to BlackRock Large

Cap Series Funds, Inc. Currently, the Corporation is comprised of six series:
BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio. The Corporation has an authorized capital of 4,500,000,000 shares of Common Stock, par value $.10 per share, divided into the six series as follows:

            Common Stock                  BlackRock Large Cap        BlackRock Large Cap       BlackRock Large Cap
            ------------                      Growth Fund                 Value Fund                Core Fund
                                              -----------                 ----------                ---------
Investor A                                    100,000,000                400,000,000               300,000,000
Investor B                                    200,000,000                200,000,000               200,000,000
Investor C                                    100,000,000                400,000,000               400,000,000
Institutional                                 100,000,000                400,000,000               400,000,000
Class R                                       200,000,000                200,000,000               200,000,000
Service                                        50,000,000                 50,000,000                   N/A

            Common Stock                  BlackRock Large Cap        BlackRock Large Cap       BlackRock Large Cap
            ------------                   Growth Retirement          Value Retirement           Core Retirement
                                               Portfolio                  Portfolio                 Portfolio
                                               ---------                  ---------                 ---------
Class K Shares                                200,000,000                200,000,000               200,000,000


     Principal Shareholders

As of the date of this Statement of Additional Information, the Investment Adviser owned 100% of the outstanding common stock of the Funds. The Investment Adviser may be deemed to control each Fund until such time as it owns less than 25% of the outstanding shares of each Fund.

X.       Financial Statements

Each Portfolio's audited financial statements, including the reports of the independent registered public accounting firm, are incorporated in the Corporation's Statement of Additional Information by reference to the Corporation's 2006 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-800-441-7762 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Friday.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of BlackRock Large Cap Growth Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Large Cap Growth Retirement Portfolio of BlackRock Large Cap Series Funds, Inc. (the "Company") as of [ ], 2007. This statement of assets and liabilities is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Company at [ ], 2007 in conformity with accounting principles generally accepted in the United States.



[                        ]
[                 ], 2007

              BLACKROCK LARGE CAP GROWTH RETIREMENT PORTFOLIO OF
                    BLACKROCK LARGE CAP SERIES FUNDS, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                             [        ], 2007


ASSETS:
   Cash (Note 1)                                                    $[       ]
   Deferred offering costs (Note 3)
                                                               ----------------

         Total assets                                               $[       ]
                                                               ----------------
LIABILITIES:
   Liabilities and accrued expenses                                 $[       ]
                                                               ----------------

NET ASSETS:                                                         $[       ]
                                                               ----------------

NET ASSETS CONSIST OF:
   Class K Shares of Common Stock
   Paid-in Capital in excess of par

                                                               ----------------
NET ASSET VALUE:                                                    $[       ]
                                                               ----------------

---------------------
Notes to Statement of Assets and Liabilities.

(1) BlackRock Large Cap Series Funds, Inc. (the "Corporation") is a diversified, open-end management investment company organized under the laws of the State of Maryland that commenced operations on December 22, 1999. Prior to [ ], 2007, the Fund consisted of BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund and BlackRock Large Cap Core Fund. Currently, the Fund is comprised of six separate series:
       BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Retirement Portfolio (the "Fund"), BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of [1,000] shares of common stock to BlackRock Advisors, LLC (the "Investment Adviser").

(2) The Corporation, on behalf of the Fund, has also entered into distribution agreements with FAM Distributors, Inc. and BlackRock Distributors, Inc. (the "Distributors") and a transfer agency agreement with PFPC Inc. (the "Transfer Agent"). Certain officers and/or Directors of the Corporation are officers and/or directors or trustees of the Investment Adviser, the Distributors and the Transfer Agent.

(3) Deferred offering costs consist of registration fees, legal fees and printing fees related to preparing the registration statement, and will be amortized over a 12-month period beginning with the commencement of operations of the Fund. The Investment Adviser, on behalf of the Fund, will incur organizational costs estimated at $[ ].

(4) The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

(5) The Fund qualifies and intends to continue to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on taxable income (including realized capital gains) that is distributed to stockholders.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of BlackRock Large Cap Value Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Large Cap Value Retirement Portfolio of BlackRock Large Cap Series Funds, Inc. (the "Company") as of [ ], 2007. This statement of assets and liabilities is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Company at [ ], 2007 in conformity with accounting principles generally accepted in the United States.



[                        ]
[                 ], 2007

               BLACKROCK LARGE CAP VALUE RETIREMENT PORTFOLIO OF
                    BLACKROCK LARGE CAP SERIES FUNDS, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                            [           ], 2007


ASSETS:
   Cash (Note 1)                                                   $[       ]
   Deferred offering costs (Note 3)
                                                              ----------------

         Total assets                                              $[       ]
                                                              ----------------
LIABILITIES:
   Liabilities and accrued expenses                                $[       ]
                                                              ----------------

NET ASSETS:                                                        $[       ]
                                                              ----------------

NET ASSETS CONSIST OF:
   Class K Shares of Common Stock
   Paid-in Capital in excess of par

                                                              ----------------
NET ASSET VALUE:                                                   $[       ]
                                                              ----------------

---------------------
Notes to Statement of Assets and Liabilities.

(1) BlackRock Large Cap Series Funds, Inc. (the "Corporation") is a diversified, open-end management investment company organized under the laws of the State of Maryland that commenced operations on December 22, 1999. Prior to [ ], 2007, the Fund consisted of BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund and BlackRock Large Cap Core Fund. Currently, the Fund is comprised of six separate series:
       BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio (the "Fund") and BlackRock Large Cap Core Retirement Portfolio. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of [1,000] shares of common stock to BlackRock Advisors, LLC (the "Investment Adviser").

(2) The Corporation, on behalf of the Fund, has also entered into distribution agreements with FAM Distributors, Inc. and BlackRock Distributors, Inc. (the "Distributors") and a transfer agency agreement with PFPC Inc. (the "Transfer Agent"). Certain officers and/or Directors of the Corporation are officers and/or directors or trustees of the Investment Adviser, the Distributors and the Transfer Agent.

(3) Deferred offering costs consist of registration fees, legal fees and printing fees related to preparing the registration statement, and will be amortized over a 12-month period beginning with the commencement of operations of the Fund. The Investment Adviser, on behalf of the Fund, will incur organizational costs estimated at $[ ].

(4) The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

(5) The Fund qualifies and intends to continue to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on taxable income (including realized capital gains) that is distributed to stockholders.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of BlackRock Large Cap Core Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Large Cap Core Retirement Portfolio of BlackRock Large Cap Series Funds, Inc. (the "Company") as of [ ], 2007. This statement of assets and liabilities is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Company at [ ], 2007 in conformity with accounting principles generally accepted in the United States.



[                        ]
[                 ], 2007

               BLACKROCK LARGE CAP CORE RETIREMENT PORTFOLIO OF
                    BLACKROCK LARGE CAP SERIES FUNDS, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                            [          ], 2007


ASSETS:
   Cash (Note 1)                                                  $[       ]
   Deferred offering costs (Note 3)
                                                             ----------------

         Total assets                                             $[       ]
                                                             ----------------
LIABILITIES:
   Liabilities and accrued expenses                               $[       ]
                                                             ----------------

NET ASSETS:                                                       $[       ]
                                                             ----------------

NET ASSETS CONSIST OF:
   Class K Shares of Common Stock
   Paid-in Capital in excess of par

                                                             ----------------
NET ASSET VALUE:                                                  $[       ]
                                                             ----------------

---------------------
Notes to Statement of Assets and Liabilities.

(1) BlackRock Large Cap Series Funds, Inc. (the "Corporation") is a diversified, open-end management investment company organized under the laws of the State of Maryland that commenced operations on December 22, 1999. Prior to [ ], 2007, the Fund consisted of BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund and BlackRock Large Cap Core Fund. Currently, the Fund is comprised of six separate series:
       BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio (the "Fund"). To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of [1,000] shares of common stock to BlackRock Advisors, LLC (the "Investment Adviser").

(2) The Corporation, on behalf of the Fund, has also entered into distribution agreements with FAM Distributors, Inc. and BlackRock Distributors, Inc. (the "Distributors") and a transfer agency agreement with PFPC Inc. (the "Transfer Agent"). Certain officers and/or Directors of the Corporation are officers and/or directors or trustees of the Investment Adviser, the Distributors and the Transfer Agent.

(3) Deferred offering costs consist of registration fees, legal fees and printing fees related to preparing the registration statement, and will be amortized over a 12-month period beginning with the commencement of operations of the Fund. The Investment Adviser, on behalf of the Fund, will incur organizational costs estimated at $[ ].

(4) The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

(5) The Fund qualifies and intends to continue to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on taxable income (including realized capital gains) that is distributed to stockholders.

                                    PART II

Part II of this Statement of Additional Information contains information about the following funds: BlackRock Balanced Capital Fund, Inc. ("Balanced Capital"); BlackRock Basic Value Fund, Inc. ("Basic Value"); BlackRock Basic Value Fund II, Inc. ("Basic Value II"); BlackRock Developing Capital Markets Fund, Inc. ("Developing Capital Markets"); BlackRock Equity Dividend Fund ("Equity Dividend"); BlackRock EuroFund ("EuroFund"); BlackRock Focus Twenty Fund, Inc. ("Focus Twenty"); BlackRock Focus Value, Inc. ("Focus Value"); BlackRock Fundamental Growth Fund, Inc. ("Fundamental Growth"); BlackRock Global Allocation Fund, Inc. ("Global Allocation"); BlackRock Global Dynamic Equity Fund ("Global Dynamic Equity"); BlackRock Global Financial Services Fund, Inc. ("Global Financial Services"); BlackRock Global Growth Fund, Inc. ("Global Growth"); BlackRock Global SmallCap Fund, Inc. ("Global SmallCap"); BlackRock Global Technology Fund, Inc. ("Global Technology"); BlackRock Global Value Fund, Inc. ("Global Value"); BlackRock Healthcare Fund, Inc. ("Healthcare"); BlackRock International Fund ("BlackRock International") and BlackRock Small Cap Growth Fund II ("Small Cap Growth II"), each a series of BlackRock Series, Inc.; BlackRock International Value Fund ("International Value") of BlackRock Funds II; BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio, BlackRock Large Cap Core Retirement Portfolio, each a series of BlackRock Large Cap Series Funds, Inc. (collectively, "Large Cap Series Funds"); BlackRock Latin America Fund, Inc. ("Latin America"); BlackRock Mid Cap Value Opportunities Fund ("Mid Cap Value Opportunities") of BlackRock Mid Cap Value Opportunities Series, Inc.; BlackRock Natural Resources Trust ("Natural Resources"); BlackRock Pacific Fund, Inc. ("Pacific"); BlackRock Value Opportunities Fund, Inc. ("Value Opportunities"); and BlackRock Utilities and Telecommunications Fund, Inc. ("Utilities & Telecommunications").

Throughout this Statement of Additional Information, each of the above listed funds may be referred to as a "Fund" or collectively as the "Funds."

Each Fund is organized either as a Maryland corporation, a Massachusetts business trust or a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease and clarity of presentation, shares of common stock and shares of beneficial interest are referred to herein as "shares" or "Common Stock," holders of shares of Common Stock are referred to as "shareholders," the trustees or directors of each Fund are referred to as "Directors," BlackRock Advisors, LLC is the investment adviser or manager of each Fund and is referred to herein as the "Manager," and the investment advisory agreement or management agreement applicable to each Fund is referred to as the "Management Agreement." Each Fund's Articles of Incorporation or Declaration of Trust, together with all amendments thereto, is referred to as its "charter." The Investment Company Act of 1940, as amended, is referred to herein as the "Investment Company Act." The Securities and Exchange Commission is referred to herein as the "Commission."

Certain Funds are "feeder" funds (each, a "Feeder Fund") that invest all or a portion of their assets in a corresponding "master" portfolio (each, a "Master Portfolio") of a master trust (each, a "Master Trust"), a mutual fund that has the same objective and strategies as the Feeder Fund. All investments are generally made at the level of the Master Portfolio. This structure is sometimes called a "master/feeder" structure. A Feeder Fund's investment results will correspond directly to the investment results of the underlying Master Portfolio in which it invests. For simplicity, this Statement of Additional Information uses the term "Fund" to include both a Feeder Fund and its Master Portfolio.


                      INVESTMENT RISKS AND CONSIDERATIONS

Set forth below are descriptions of some of the types of investments and investment strategies that one or more of the Funds may use, and the risks and considerations associated with those investments and investment strategies. Please see each Fund's Prospectus and the "Investment Objectives and Policies" section of this Statement of Additional Information for further information on each Fund's investment policies and risks. Information contained in this section about the risks and considerations associated with a Fund's investments and/or investment strategies applies only to those Funds specifically identified as making each type of investment or using each investment strategy (each, a "Covered Fund"). Information that does not apply to a Covered Fund does not form a part of that Covered Fund's Statement of Additional Information and should not be relied on by investors in that Covered Fund.

Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of that Covered Fund's Statement of Additional Information.

----------------------------------------------------------------------------------------------------------------------------------

                                                                             Developing
                                           Balanced    Basic     Basic         Capital     Equity                  Focus    Focus
                                           Capital     Value    Value II       Markets    Dividend     EuroFund    Twenty   Value
----------------------------------------------------------------------------------------------------------------------------------
144A Securities                               X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                       X
----------------------------------------------------------------------------------------------------------------------------------
Asset-Based Securities
----------------------------------------------------------------------------------------------------------------------------------
Precious Metal Related Securities             X                                    X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Borrowing and Leverage                        X          X          X              X          X            X                  X
----------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                        X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Corporate Loans
----------------------------------------------------------------------------------------------------------------------------------
Debt Securities                               X                                    X          X                       X       X
----------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts                           X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Derivatives                                   X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Hedging                                       X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Indexed and Inverse Securities                X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                               X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Credit Default Swap Agreements                X
----------------------------------------------------------------------------------------------------------------------------------
Credit Linked Securities                      X
----------------------------------------------------------------------------------------------------------------------------------
Total Return Swap Agreements                  X
----------------------------------------------------------------------------------------------------------------------------------
Types of Options                              X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Options on Securities and Securities Indices  X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Call Options                                  X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Put Options                                   X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Futures                                       X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Foreign Exchange Transactions                 X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Exchange Transactions         X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Currency Futures                              X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Currency Options                              X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Limitations on Currency Hedging               X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Risk Factors in Hedging                       X          X          X              X          X            X          X       X
Foreign Currency Risks
----------------------------------------------------------------------------------------------------------------------------------
Risk Factors in Derivatives                   X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Credit Risk                                   X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Currency Risk                                 X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Leverage Risk                                 X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                X          X          X              X          X            X          X       X
----------------------------------------------------------------------------------------------------------------------------------
Additional Risk Factors of OTC                X          X          X              X          X            X          X       X
Transactions; Limitations on
the use of OTC Derivatives
----------------------------------------------------------------------------------------------------------------------------------
Distressed Securities
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

                                                                      Global     Global
                                            Fundamental     Global    Dynamic   Financial  Global   Global         Global
                                               Growth     Allocation   Equity   Services   Growth  SmallCap      Technology
-------------------------------------------------------------------------------------------------------------------------------
144A Securities                                  X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                        X         X                             X
-------------------------------------------------------------------------------------------------------------------------------
Asset-Based Securities                                         X         X
-------------------------------------------------------------------------------------------------------------------------------
Precious Metal Related Securities                X             X         X                    X        X
-------------------------------------------------------------------------------------------------------------------------------
Borrowing and Leverage                           X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                           X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Corporate Loans                                                X         X
-------------------------------------------------------------------------------------------------------------------------------
Debt Securities                                  X             X         X          X                  X
-------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts                              X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Derivatives                                      X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Hedging                                          X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Indexed and Inverse Securities                   X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                  X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Credit Default Swap Agreements                                 X         X
-------------------------------------------------------------------------------------------------------------------------------
Credit Linked Securities                                       X         X
-------------------------------------------------------------------------------------------------------------------------------
Total Return Swap Agreements                                   X         X
-------------------------------------------------------------------------------------------------------------------------------
Types of Options                                 X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Options on Securities and Securities Indices     X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Call Options                                     X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Put Options                                      X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Futures                                          X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Foreign Exchange Transactions                    X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Exchange Transactions            X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Currency Futures                                 X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Currency Options                                 X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Limitations on Currency Hedging                  X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Risk Factors in Hedging                          X             X         X          X         X        X             X
Foreign Currency Risks
-------------------------------------------------------------------------------------------------------------------------------
Risk Factors in Derivatives                      X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Credit Risk                                      X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Currency Risk                                    X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Leverage Risk                                    X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                   X             X         X          X         X        X             X
-------------------------------------------------------------------------------------------------------------------------------
Additional Risk Factors of OTC                   X             X         X          X         X        X             X
Transactions; Limitations on
the use of OTC Derivatives
-------------------------------------------------------------------------------------------------------------------------------
Distressed Securities                                          X         X
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Large                   Mid
                                                                                                    Cap                    Cap
                                                 Global                     ML      International  Series    Latin        Value
                                                 Value   Healthcare   International     Value       Funds   America   Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
144A Securities                                    X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Based Securities
-----------------------------------------------------------------------------------------------------------------------------------
Precious Metal Related Securities                  X                        X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing and Leverage                             X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                             X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Loans                                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Debt Securities                                    X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts                                X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Derivatives                                        X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Hedging                                            X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Indexed and Inverse Securities                     X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                    X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Credit Default Swap Agreements
-----------------------------------------------------------------------------------------------------------------------------------
Credit Linked Securities
-----------------------------------------------------------------------------------------------------------------------------------
Total Return Swap Agreements
-----------------------------------------------------------------------------------------------------------------------------------
Types of Options                                   X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Options on Securities and Securities Indices       X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                                       X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                                        X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Futures                                            X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Exchange Transactions                      X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Exchange Transactions              X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Currency Futures                                   X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Currency Options                                   X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Limitations on Currency Hedging                    X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Risk Factors in Hedging                            X         X              X             X           X        X            X
Foreign Currency Risks
-----------------------------------------------------------------------------------------------------------------------------------
Risk Factors in Derivatives                        X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Credit Risk                                        X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Currency Risk                                      X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Leverage Risk                                      X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                     X         X              X             X           X        X            X
-----------------------------------------------------------------------------------------------------------------------------------
Additional Risk Factors of OTC                     X         X              X             X           X        X            X
Transactions; Limitations on
the use of OTC Derivatives
-----------------------------------------------------------------------------------------------------------------------------------
Distressed Securities
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                                                       Small        Utilities
                                                   Natural              Cap             &                Value
                                                  Resources Pacific    Growth   Telecommunications   Opportunities
--------------------------------------------------------------------------------------------------------------------
144A Securities                                       X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
--------------------------------------------------------------------------------------------------------------------
Asset-Based Securities                                X
--------------------------------------------------------------------------------------------------------------------
Precious Metal Related Securities                     X        X         X                                 X
--------------------------------------------------------------------------------------------------------------------
Borrowing and Leverage                                X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Convertible Securities                                X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Corporate Loans
--------------------------------------------------------------------------------------------------------------------
Debt Securities                                       X        X         X              X
--------------------------------------------------------------------------------------------------------------------
Depositary Receipts                                   X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Derivatives                                           X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Hedging                                               X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Indexed and Inverse Securities                        X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Swap Agreements                                       X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Credit Default Swap Agreements
--------------------------------------------------------------------------------------------------------------------
Credit Linked Securities
--------------------------------------------------------------------------------------------------------------------
Total Return Swap Agreements
--------------------------------------------------------------------------------------------------------------------
Types of Options                                      X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Options on Securities and Securities Indices          X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Call Options                                          X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Put Options                                           X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Futures                                               X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Foreign Exchange Transactions                         X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Forward Foreign Exchange Transactions                 X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Currency Futures                                      X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Currency Options                                      X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Limitations on Currency Hedging                       X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Risk Factors in Hedging                               X        X         X              X                  X
Foreign Currency Risks
--------------------------------------------------------------------------------------------------------------------
Risk Factors in Derivatives                           X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Credit Risk                                           X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Currency Risk                                         X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Leverage Risk                                         X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                        X        X         X              X                  X
--------------------------------------------------------------------------------------------------------------------
Additional Risk Factors of OTC                        X        X         X              X                  X
Transactions; Limitations on
the use of OTC Derivatives
--------------------------------------------------------------------------------------------------------------------
Distressed Securities
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Basic   Developing
                                                                                        Balanced   Basic    Value    Capital
                                                                                         Capital   Value      II     Markets
---------------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                     X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Market Risk                                                                         X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Economy Risk                                                                        X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Currency Risk and Exchange Risk                                                             X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Governmental Supervision and Regulation / Accounting Standards                              X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Certain Risks of Holding Fund Assets Outside the United States                              X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Settlement Risk                                                                             X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                                                           X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                                                     X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies                                                    X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                                                              X                           X
---------------------------------------------------------------------------------------------------------------------------------
Restrictions on Certain Investments                                                         X                           X
---------------------------------------------------------------------------------------------------------------------------------
Risk of Investing in Asia-Pacific Countries                                                                             X
---------------------------------------------------------------------------------------------------------------------------------
Restrictions on Foreign Investments in Asia-Pacific Countries                                                           X
---------------------------------------------------------------------------------------------------------------------------------
Risks of Investments in Russia
---------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                                  X                           X
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                                                  X
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                                                              X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                                                     X        X        X
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale Contracts                                       X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Securities Lending                                                                          X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth Companies                                          X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                                                             X
---------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                                                              X                           X
---------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                                                               X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Stripped Securities                                                                         X                           X
---------------------------------------------------------------------------------------------------------------------------------
Supranational Entities                                                                      X
---------------------------------------------------------------------------------------------------------------------------------
Utility Industries                                                                          X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Electric
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications
---------------------------------------------------------------------------------------------------------------------------------
Gas
---------------------------------------------------------------------------------------------------------------------------------
Water
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                    X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery Securities and Forward Commitments                 X        X        X         X
---------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds                                                                           X
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------


                                                                                        Equity                 Focus    Focus
                                                                                       Dividend     EuroFund   Twenty   Value
-------------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                    X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Foreign Market Risk                                                                        X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Foreign Economy Risk                                                                       X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Currency Risk and Exchange Risk                                                            X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Governmental Supervision and Regulation / Accounting Standards                             X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Certain Risks of Holding Fund Assets Outside the United States                             X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Settlement Risk                                                                            X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                                                          X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                                                    X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies                                                   X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                                                                         X                  X
-------------------------------------------------------------------------------------------------------------------------------
Restrictions on Certain Investments                                                                    X                  X
-------------------------------------------------------------------------------------------------------------------------------
Risk of Investing in Asia-Pacific Countries
-------------------------------------------------------------------------------------------------------------------------------
Restrictions on Foreign Investments in Asia-Pacific Countries
-------------------------------------------------------------------------------------------------------------------------------
Risks of Investments in Russia
-------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                                                                X
-------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                                                             X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                                                    X                              X
-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale Contracts                                      X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Securities Lending                                                                         X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth Companies                                         X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                                                      X
-------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                                                                                            X
-------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                                                              X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Stripped Securities
-------------------------------------------------------------------------------------------------------------------------------
Supranational Entities                                                                     X
-------------------------------------------------------------------------------------------------------------------------------
Utility Industries                                                                         X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Electric
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications
-------------------------------------------------------------------------------------------------------------------------------
Gas
-------------------------------------------------------------------------------------------------------------------------------
Water
-------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                   X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery Securities and Forward Commitments                X           X         X        X
-------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Global
                                                                                        Fundamental     Global     Dynamic
                                                                                          Growth      Allocation    Equity
-----------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                      X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Foreign Market Risk                                                                          X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Foreign Economy Risk                                                                         X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Currency Risk and Exchange Risk                                                              X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Governmental Supervision and Regulation / Accounting Standards                               X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Certain Risks of Holding Fund Assets Outside the United States                               X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Settlement Risk                                                                              X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                                                            X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                                                      X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies                                                     X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                                                                            X           X
-----------------------------------------------------------------------------------------------------------------------------
Restrictions on Certain Investments                                                                       X           X
-----------------------------------------------------------------------------------------------------------------------------
Risk of Investing in Asia-Pacific Countries
-----------------------------------------------------------------------------------------------------------------------------
Restrictions on Foreign Investments in Asia-Pacific Countries
-----------------------------------------------------------------------------------------------------------------------------
Risks of Investments in Russia
-----------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                                                X           X
-----------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                                                                X           X
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                                                               X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                                                                   X           X
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale Contracts                                        X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Securities Lending                                                                           X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth Companies                                           X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                                               X           X
-----------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                                                                            X           X
-----------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                                                                X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Stripped Securities                                                                                       X           X
-----------------------------------------------------------------------------------------------------------------------------
Supranational Entities                                                                                    X           X
-----------------------------------------------------------------------------------------------------------------------------
Utility Industries                                                                           X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Electric
-----------------------------------------------------------------------------------------------------------------------------
Telecommunications
-----------------------------------------------------------------------------------------------------------------------------
Gas
-----------------------------------------------------------------------------------------------------------------------------
Water
-----------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                     X            X           X
-----------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery Securities and Forward Commitments                  X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                         Global
                                                                                        Financial   Global     Global    Global
                                                                                         Services   Growth    SmallCap Technology
---------------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                     X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Market Risk                                                                         X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Economy Risk                                                                        X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Currency Risk and Exchange Risk                                                             X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Governmental Supervision and Regulation / Accounting Standards                              X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Certain Risks of Holding Fund Assets Outside the United States                              X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Settlement Risk                                                                             X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                                                           X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                                                     X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies                                                    X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                                                              X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Restrictions on Certain Investments                                                         X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Risk of Investing in Asia-Pacific Countries
---------------------------------------------------------------------------------------------------------------------------------
Restrictions on Foreign Investments in Asia-Pacific Countries
---------------------------------------------------------------------------------------------------------------------------------
Risks of Investments in Russia                                                              X
---------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                                  X                     X
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                                                  X
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                                                              X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                                                                           X
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale Contracts                                       X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Securities Lending                                                                          X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth Companies                                          X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                                                       X         X
---------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                                                              X                     X
---------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                                                               X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Stripped Securities
---------------------------------------------------------------------------------------------------------------------------------
Supranational Entities                                                                      X                     X
---------------------------------------------------------------------------------------------------------------------------------
Utility Industries                                                                          X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Electric
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications
---------------------------------------------------------------------------------------------------------------------------------
Gas
---------------------------------------------------------------------------------------------------------------------------------
Water
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                    X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery Securities and Forward Commitments                 X         X           X         X
---------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------


                                                                                        Global                    ML
                                                                                        Value    Healthcare  International
-----------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                   X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Foreign Market Risk                                                                       X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Foreign Economy Risk                                                                      X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Currency Risk and Exchange Risk                                                           X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Governmental Supervision and Regulation / Accounting Standards                            X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Certain Risks of Holding Fund Assets Outside the United States                            X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Settlement Risk                                                                           X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                                                         X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                                                   X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies                                                  X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                                                            X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Restrictions on Certain Investments                                                       X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Risk of Investing in Asia-Pacific Countries
-----------------------------------------------------------------------------------------------------------------------------
Restrictions on Foreign Investments in Asia-Pacific Countries
-----------------------------------------------------------------------------------------------------------------------------
Risks of Investments in Russia                                                            X
-----------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                                                         X
-----------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                                                            X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                                                   X                        X
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale Contracts                                     X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Securities Lending                                                                        X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth Companies                                        X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Short Sales
-----------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                                                                       X             X
-----------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                                                             X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Stripped Securities
-----------------------------------------------------------------------------------------------------------------------------
Supranational Entities
-----------------------------------------------------------------------------------------------------------------------------
Utility Industries                                                                        X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Electric
-----------------------------------------------------------------------------------------------------------------------------
Telecommunications
-----------------------------------------------------------------------------------------------------------------------------
Gas
-----------------------------------------------------------------------------------------------------------------------------
Water
-----------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                  X          X             X
-----------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery Securities and Forward Commitments               X          X             X
-----------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                         Large
                                                                                                         Cap
                                                                                        International    Series    Latin
                                                                                            Value        Funds    America
----------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                       X            X         X
----------------------------------------------------------------------------------------------------------------------------
Foreign Market Risk                                                                           X            X         X
----------------------------------------------------------------------------------------------------------------------------
Foreign Economy Risk                                                                          X            X         X
----------------------------------------------------------------------------------------------------------------------------
Currency Risk and Exchange Risk                                                               X            X         X
----------------------------------------------------------------------------------------------------------------------------
Governmental Supervision and Regulation / Accounting Standards                                X            X         X
----------------------------------------------------------------------------------------------------------------------------
Certain Risks of Holding Fund Assets Outside the United States                                X            X         X
----------------------------------------------------------------------------------------------------------------------------
Settlement Risk                                                                               X            X         X
----------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                                                             X            X         X
----------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                                                       X            X         X
----------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies                                                      X            X         X
----------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                                                                X                      X
----------------------------------------------------------------------------------------------------------------------------
Restrictions on Certain Investments                                                           X                      X
----------------------------------------------------------------------------------------------------------------------------
Risk of Investing in Asia-Pacific Countries                                                   X
----------------------------------------------------------------------------------------------------------------------------
Restrictions on Foreign Investments in Asia-Pacific Countries                                 X
----------------------------------------------------------------------------------------------------------------------------
Risks of Investments in Russia                                                                X
----------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                                                           X
----------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
----------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                                                                X            X         X
----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                                                       X                      X
----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale Contracts                                         X            X         X
----------------------------------------------------------------------------------------------------------------------------
Securities Lending                                                                                         X         X
----------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth Companies                                            X                      X
----------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                                                          X
----------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                                                                X                      X
----------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                                                                 X            X         X
----------------------------------------------------------------------------------------------------------------------------
Stripped Securities                                                                           X
----------------------------------------------------------------------------------------------------------------------------
Supranational Entities
----------------------------------------------------------------------------------------------------------------------------
Utility Industries                                                                            X            X         X
----------------------------------------------------------------------------------------------------------------------------
Electric
----------------------------------------------------------------------------------------------------------------------------
Telecommunications
----------------------------------------------------------------------------------------------------------------------------
Gas
----------------------------------------------------------------------------------------------------------------------------
Water
----------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                      X            X         X
----------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery Securities and Forward Commitments                   X            X         X
----------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                              Mid
                                                                                              Cap
                                                                                             Value       Natural
                                                                                         Opportunities  Resources   Pacific
------------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                        X            X          X
------------------------------------------------------------------------------------------------------------------------------
Foreign Market Risk                                                                            X            X          X
------------------------------------------------------------------------------------------------------------------------------
Foreign Economy Risk                                                                           X            X          X
------------------------------------------------------------------------------------------------------------------------------
Currency Risk and Exchange Risk                                                                X            X          X
------------------------------------------------------------------------------------------------------------------------------
Governmental Supervision and Regulation / Accounting Standards                                 X            X          X
------------------------------------------------------------------------------------------------------------------------------
Certain Risks of Holding Fund Assets Outside the United States                                 X            X          X
------------------------------------------------------------------------------------------------------------------------------
Settlement Risk                                                                                X            X          X
------------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                                                              X            X          X
------------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                                                        X            X          X
------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies                                                       X            X          X
------------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                                                                 X                       X
------------------------------------------------------------------------------------------------------------------------------
Restrictions on Certain Investments                                                            X                       X
------------------------------------------------------------------------------------------------------------------------------
Risk of Investing in Asia-Pacific Countries                                                                            X
------------------------------------------------------------------------------------------------------------------------------
Restrictions on Foreign Investments in Asia-Pacific Countries                                                          X
------------------------------------------------------------------------------------------------------------------------------
Risks of Investments in Russia
------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                                                             X
------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                                                                 X            X          X
------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale Contracts                                          X            X          X
------------------------------------------------------------------------------------------------------------------------------
Securities Lending                                                                             X            X          X
------------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth Companies                                             X            X          X
------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                                    X
------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                                                                                         X
------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                                                                  X            X          X
------------------------------------------------------------------------------------------------------------------------------
Stripped Securities
------------------------------------------------------------------------------------------------------------------------------
Supranational Entities                                                                                      X          X
------------------------------------------------------------------------------------------------------------------------------
Utility Industries                                                                             X            X          X
------------------------------------------------------------------------------------------------------------------------------
Electric
------------------------------------------------------------------------------------------------------------------------------
Telecommunications
------------------------------------------------------------------------------------------------------------------------------
Gas                                                                                                         X
------------------------------------------------------------------------------------------------------------------------------
Water                                                                                                       X
------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                       X            X          X
------------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery Securities and Forward Commitments                    X            X          X
------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds
------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Small       Utilities
                                                                                        Cap            &              Value
                                                                                       Growth  Telecommunications  Opportunities
---------------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                  X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Market Risk                                                                      X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Economy Risk                                                                     X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Currency Risk and Exchange Risk                                                          X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Governmental Supervision and Regulation / Accounting Standards                           X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Certain Risks of Holding Fund Assets Outside the United States                           X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Settlement Risk                                                                          X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                                                        X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                                                  X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies                                                 X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                                                                         X
---------------------------------------------------------------------------------------------------------------------------------
Restrictions on Certain Investments                                                                    X
---------------------------------------------------------------------------------------------------------------------------------
Risk of Investing in Asia-Pacific Countries
---------------------------------------------------------------------------------------------------------------------------------
Restrictions on Foreign Investments in Asia-Pacific Countries
---------------------------------------------------------------------------------------------------------------------------------
Risks of Investments in Russia
---------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                               X             X
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                                                           X                              X
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                                                  X                              X
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale Contracts                                    X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Securities Lending                                                                       X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth Companies                                       X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                                                             X
---------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                                                           X             X
---------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                                                            X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Stripped Securities
---------------------------------------------------------------------------------------------------------------------------------
Supranational Entities
---------------------------------------------------------------------------------------------------------------------------------
Utility Industries                                                                       X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Electric                                                                                               X
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications                                                                                     X
---------------------------------------------------------------------------------------------------------------------------------
Gas                                                                                                    X
---------------------------------------------------------------------------------------------------------------------------------
Water                                                                                                  X
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                 X             X                X
---------------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery Securities and Forward Commitments              X             X                X
---------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds
---------------------------------------------------------------------------------------------------------------------------------

144A Securities. A Fund may purchase securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A under the Securities Act. The Directors have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund's Directors. The Directors have adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of 144A securities. The Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for securities sold and offered under Rule 144A will continue to develop, the Directors will carefully monitor a Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Asset-Backed Securities. Asset-backed securities are "pass-through" securities, meaning that principal and interest payments -- net of expenses -- made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term securities, maturity extension risk could increase the volatility of the Fund.

Asset-Based Securities. Certain Funds may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as "asset-based securities." A Fund will purchase only asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"), or Baa by Moody's Investors Service, Inc. ("Moody's") or commercial paper rated A-1 by S&P or Prime-1 by Moody's) or by issuers that the Manager has determined to be of similar creditworthiness. Obligations ranked in the fourth highest rating category, while considered "investment grade," may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the Manager may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no Fund presently intends to invest directly in natural resource assets, a Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Precious Metal-Related Securities. A Fund may invest in the equity securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company's precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

Borrowing and Leverage. Each Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. Most Funds will not purchase securities at any time when borrowings exceed 5% of their total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. Certain Funds may also borrow in order to make investments. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund's exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used and, therefore, the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Manager in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Manager from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Each Fund may at times borrow from affiliates of the Manager, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Convertible Securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The characteristics of convertible securities make them potentially attractive investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Manager will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued, which may increase the effects of currency risk. As described below, a Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of exchange rate fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

A Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Manager or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income ("fixed income component") or a right to acquire equity securities ("convertibility component"). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features ("equity features") granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total "market value" of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Manager may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Manager may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible would better promote a Fund's objective than alternate investments. For example, the Manager may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Fund's credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, "combined" to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.

Corporate Loans. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Corporate Loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the Prime Rate of a U.S. bank, or that may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of the London Interbank Offered Rate ("LIBOR"). Consequently, the value of Corporate Loans held by a Fund may be expected to fluctuate significantly less than the value of fixed rate bond instruments as a result of changes in the interest rate environment. On the other hand, because the secondary trading market for certain Corporate Loans may be less developed than the secondary trading market for bonds and notes, a Fund may have difficulty from time to time in valuing and/or selling its Corporate Loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate." The syndicate agent arranges the Corporate Loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a Corporate Loan, a Fund becomes a member of the syndicate.

The Corporate Loans in which a Fund may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower's obligations at the time of investment or at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Corporate Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Corporate Loans are frequently secured by pledges of, liens on and security interests in the assets of the borrower, and the holders of Corporate Loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give Corporate Loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the Corporate Loans will be repaid in full.

A Fund may acquire interests in Corporate Loans by means of an assignment or participation. A Fund may purchase an assignment, in which case the Fund may be required to rely on the assigning institution to demand payment and enforce its rights against the borrower but would otherwise typically be entitled to all of such assigning institution's rights under the credit agreement. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution selling the participation interest and not with the borrower. In purchasing a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt securities. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. Credit risk is reduced to the extent a Fund limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. If interest rates move sharply in a manner not anticipated by Fund management, a Fund's investments in debt securities could be adversely affected and the Fund could lose money. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than will the market price of shorter-term debt securities.

Depositary Receipts. A Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivatives

Each Fund may use instruments referred to as derivative securities ("Derivatives"). Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use Derivatives for hedging purposes. Certain Funds may also use derivatives for speculative purposes to seek to enhance returns. The use of a Derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a Derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that Derivative, which may sometimes be greater than the Derivative's cost. No Fund may use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging. Hedging is a strategy in which a Derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge effectively its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option. There can be no assurance that a Fund's hedging strategies will be effective. No Fund is required to engage in hedging transactions and each Fund may choose not to do so.

A Fund may use Derivative instruments and trading strategies, including the following:

Indexed and Inverse Securities. A Fund may invest in securities the potential return of which is based on an index or interest rate. As an illustration, a Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. A Fund may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, certain Funds may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, a Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. When used for hedging purposes, indexed and inverse securities involve correlation risk. (Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.)

Swap Agreements. Certain Funds are authorized to enter into equity swap agreements, which are over-the-counter ("OTC") contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments from the other party based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities, including, but not limited to, in circumstances in which direct investment is restricted by local law or is otherwise prohibited or impractical.

A Fund will enter into an equity swap transaction only if, immediately following the time the Fund enters into the transaction, the aggregate notional principal amount of equity swap transactions to which the Fund is a party would not exceed 5% of the Fund's net assets.

Swap agreements are subject to the risk that a party will default on its payment obligations to a Fund thereunder. A Fund will seek to lessen this risk to some extent by entering into a transaction only if the counterparty meets the current credit requirement for OTC option counterparties. Swap agreements are also subject to the risk that a Fund will not be able to meet its obligations to the counterparty. The Fund, however, will deposit in a segregated account, liquid assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement.

Credit Default Swap Agreements and Similar Instruments. Certain Funds may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Fund. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps and similar instruments involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks. A Fund will enter into credit default swap agreements and similar instruments only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When a Fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Options on Securities and Securities Indices. A Fund may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an "index"), such as an index of the price of treasury securities or an index representative of short-term interest rates.

Options on Securities and Securities Indices

Types of Options. A Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rates (an "index"), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such investments may be made on exchanges and in the over-the-counter markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Call Options. Each Fund may purchase call options on any of the types of securities or instruments in which it may invest. A purchased call option gives a Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

Each Fund also is authorized to write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

Each Fund also is authorized to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each such transaction a Fund will segregate unencumbered liquid securities or cash with a value at least equal to the Fund's exposure (the difference between the unpaid amounts owed by the Fund on such transaction minus any collateral deposited with the broker-dealer), on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund's portfolio. Such segregation will not limit the Fund's exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund's income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Fund will lose the difference.

Put Options. Each Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Fund acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund also may purchase uncovered put options.

Each Fund also has authority to write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid assets. A Fund will receive a premium for writing a put option, which increases the Fund's return. A Fund will not sell puts if, as a result, more than 50% of the Fund's assets would be required to cover its potential obligations under its hedging and other investment transactions.

Each Fund is also authorized to write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price. In connection with such a transaction, a Fund will segregate unencumbered liquid assets with a value at least equal to the Fund's exposure, on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund's portfolio. Such segregation will not limit the Fund's exposure to loss.

Futures

A Fund may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a Fund's risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

A Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

Each Fund's Manager has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA") pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a "commodity pool operator" under the CEA and each Fund is operated so as not to be deemed a "commodity pool" under the regulations of the Commodity Futures Trading Commission.

Foreign Exchange Transactions. A Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain Funds, to seek to enhance returns. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. "Straddles" of the type that may be used by a Fund are considered to constitute hedging transactions. No Fund will attempt to hedge all of its foreign portfolio positions.

Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or, with respect to certain Funds, to seek to enhance returns. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.

Currency Futures. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Limitations on Currency Hedging. Most Funds will not speculate in Currency Instruments although certain Funds may use such instruments to seek to enhance returns. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to purchase or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). A Fund will only enter into a cross-hedge if the Manager believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

Risk Factors in Hedging Foreign Currency Risks. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Risk Factors in Derivatives
Derivatives are volatile and involve significant risks, including:

Credit Risk -- the risk that the counterparty in a Derivative transaction will be unable to honor its financial obligation to a Fund, or the risk that the reference entity in a credit default swap or similar Derivative will not be able to honor its financial obligations.

Currency Risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk -- the risk associated with certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Correlation Risk -- the risk that changes in the value of a Derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure.

A Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may, therefore, not be possible to close a position in a Derivative without incurring substantial losses, if at all.

Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses that exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will deposit in a segregated account liquid assets with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize these risks by engaging in transactions in Derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.

Distressed Securities. A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody's and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Manager of equivalent quality ("Distressed Securities"). Investment in Distressed Securities is speculative and involves significant risks.

A Fund will generally make such investments only when the Manager believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by a Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities.

Foreign Investment Risks

Foreign Market Risk. Funds that may invest in foreign securities offer the potential for more diversification than a Fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect a Fund's operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Currency Risk and Exchange Risk. Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. In this case, changes in foreign currency exchange rates will affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities.

Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

A Fund may invest in securities that are not registered under the Securities Act of 1933, as amended ("restricted securities"). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund's ability to conduct portfolio transactions in such securities.

Initial Public Offering Risk. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

Investment in Emerging Markets. Certain Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Emerging capital markets are developing in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund's acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the Investment Company Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Fund to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

Risks of Investing in Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in developing markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. Certain Funds may make substantial investments in Asia-Pacific countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of the Fund.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Fund itself, as well as the value of securities in the Fund's portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies.

Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Certain developing Asia-Pacific countries, such as the Philippines, India and Turkey, are especially large debtors to commercial banks and foreign governments.

Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price and shareholder rights) than securities of the company available for purchase by nationals. There can be no assurance that a Fund will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Fund's purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. It is possible that certain countries may impose currency controls or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available for sale to meet redemptions. Depending on a variety of financial factors, the percentage of a Fund's portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Fund's assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund (for example, if funds may be withdrawn only in certain currencies and/or only at an exchange rate established by the government).

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment. The Investment Company Act restricts a Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may restrict a Fund's investments in certain foreign banks and other financial institutions.

Risks of Investments in Russia. A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company's share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Investment in Other Investment Companies. Each Fund may invest in other investment companies, including exchange traded funds. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act a Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund's total assets may be invested in securities of any investment company. (These limits do not restrict a Feeder Fund from investing all of its assets in shares of its Master Portfolio.) Each Fund has received an exemptive order from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Fund's aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund's total assets at any time. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Junk Bonds. Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. The major risks in junk bond investments include the following:

      o Junk bonds may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

      o The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing.

      o Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.

      o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If an issuer redeems the junk bonds, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.

      o Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on those of other, higher rated fixed income securities.

      o Junk bonds may be less liquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because junk bonds are less liquid, judgment may play a greater role in valuing certain of a Fund's portfolio securities than in the case of securities trading in a more liquid market.

      o A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mortgage-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans that underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in mortgage-backed securities involve certain specific risks. These risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the weighted average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since the value of long-term securities generally fluctuates more widely in response to changes in interest rates than that of shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund. Under certain interest rate and prepayment scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but that usually have some form of private credit enhancement.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans' Administration ("VA")-guaranteed mortgages.

Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U. S. government. In the case of obligations not backed by the full faith and credit of the U.S. government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Fannie Mae and Freddie Mac each may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Manager determines that the securities meet a Fund's quality standards.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. ("PNC Mortgage") (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. ("Midland"), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

Real Estate Related Securities. Although no Fund may invest directly in real estate, certain Funds may invest in equity securities of issuers that are principally engaged in the real estate industry. Such investments are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code (the "Code").

Real Estate Investment Trusts ("REITs"). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment, which could result in reduced distributions to shareholders, and failing to maintain their exemptions from registration under the Investment Company Act. REITs are also subject to the risks of changes in the Code, including changes involving their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Repurchase Agreements and Purchase and Sale Contracts. Under repurchase agreements and purchase and sale contracts, the other party agrees, upon entering into the contract with a Fund, to repurchase a security sold to the Fund at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during the term of the agreement, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Both types of agreement usually cover short periods, such as under one week, although they may have longer terms, and may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. The Fund does not have this right to seek additional collateral as a purchaser in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that securities are owned by the Fund and the purchaser receives any interest on the security paid during the period. In the event of a default under a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of the securities underlying the contract and the accrued interest on those securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the default. A Fund may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Fund's other illiquid investments, would exceed 15% of the Fund's net assets. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity that has capital of at least $50 million.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to another party and agrees to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that (i) the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase and (ii) the price of the securities sold will decline below the price at which the Fund is required to repurchase them. In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligations to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Lending. Each Fund may lend portfolio securities with a value not exceeding 33 (1)/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. A Fund receives the income on the loaned securities. Where a Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund's yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, a Fund could suffer a loss where there are losses on investments made with the cash collateral or where the value of the securities collateral falls below the market value of the borrowed securities. A Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to affiliates of the Fund and to retain an affiliate of the Fund as lending agent.

Securities of Smaller or Emerging Growth Companies. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Fund management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.

Small cap and emerging growth securities will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in Fund management's judgment, such disposition is not desirable.

The process of selection and continuous supervision by Fund management does not, of course, guarantee successful investment results; however, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Fund management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Fund management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

Short Sales. Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A Fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a Fund is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment received by the Fund on such security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a Fund to the risks associated with those securities, such short sales involve speculative exposure risk. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities. A Fund will realize a gain on a short sale if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

A Fund may also make short sales "against the box" without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of the Fund's other illiquid investments, will not exceed 15% of its net assets taken at the time of the commitment. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Stripped Securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or "IO" security) and the other to receive the principal payments (the principal only or "PO" security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

Supranational Entities. A Fund may invest in debt securities of supranational entities. Examples of such entities include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Utility Industries

Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an in inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries continues to evolve both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Manager believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates. The Manager seeks to take advantage of favorable investment opportunities that may arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

A Fund's investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Fund, the Manager believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. The Manager will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.

Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage. Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities' increased costs. The construction and operation of nuclear power facilities are subject to strict scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Strict scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning such plants.

The rating agencies look closely at the business profile of utilities. Ratings for companies are expected to be impacted to a greater extent in the future by the division of their asset base. Electric utility companies that focus more on the generation of electricity may be assigned less favorable ratings as this business is expected to be competitive and the least regulated. On the other hand, companies that focus on transmission and distribution, which is expected to be the least competitive and the more regulated part of the business, may see higher ratings given the greater predictability of cash flow.

A number of states are considering or have enacted deregulation proposals. The introduction of competition into the industry as a result of such deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk, and lower electric utility security prices. Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become "stranded assets" which have no economic value. Any loss associated with such contracts must be absorbed by ratepayers and investors. In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer's balance sheet. There is no assurance that current deregulation proposals will be adopted. However, deregulation in any form could significantly impact the electric utilities industry.

Telecommunications. The telecommunications industry today includes both traditional telephone companies, with a history of broad market coverage and highly regulated businesses, and cable companies, which began as small, lightly regulated businesses focused on limited markets. Today these two historically different businesses are converging in an industry that is trending toward larger, competitive national and international markets with an emphasis on deregulation. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, paging, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. The presence of unregulated companies in this industry and the entry of traditional telephone companies into unregulated or less regulated businesses provide significant investment opportunities with companies that may increase their earnings at faster rates than had been allowed in traditional regulated businesses. Still, increasing competition, technological innovations and other structural changes could adversely affect the profitability of such utilities and the growth rate of their dividends. Given mergers and proposed legislation and enforcement changes, it is likely that both traditional telephone companies and cable companies will continue to provide an expanding range of utility services to both residential, corporate and governmental customers.

Gas. Gas transmission companies and gas distribution companies are undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In the opinion of the Manager, however, environmental considerations could improve the gas industry outlook in the future. For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal, even for electricity generation. However, technological or regulatory changes within the industry may delay or prevent this result.

Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. In the opinion of the Manager, there may be opportunities for certain companies to acquire other water utility companies and for foreign acquisition of domestic companies. The Manager believes that favorable investment opportunities may result from consolidation of this segment. As with other utilities, however, increased regulation, increased costs and potential disruptions in supply may adversely affect investments in water supply utilities.

Utility Industries Generally. There can be no assurance that the positive developments noted above, including those relating to privatization and changing regulation, will occur or that risk factors other than those noted above will not develop in the future.

Warrants. Warrants are securities that permit, but do not obligate, the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

When Issued Securities, Delayed Delivery Securities and Forward Commitments. A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

Zero Coupon Securities. Zero coupon securities are securities that are sold at a discount to par value and do not pay interest during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder of a zero coupon security is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. A Fund accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.

In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Fund's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund's portfolio. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing to generate the cash to satisfy these distributions. The required distributions may result in an increase in a Fund's exposure to zero coupon securities.

Suitability (All Funds)

The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund, the Manager and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in securities, including the risk of loss of principal.

Investment Restrictions (All Funds)

See Part I, Section II "Investment Restrictions" of each Fund's Statement of Additional Information for the specific fundamental and non-fundamental investment restrictions adopted by each Fund. In addition to those investment restrictions, each Fund is also subject to the restrictions discussed below.

The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Fund's existing OTC options on financial futures contracts would exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are determined to be illiquid. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid only such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Board of Directors of the Fund without the approval of the Fund's shareholders.

Each Fund's investments will be limited in order to allow the Fund to qualify as a "regulated investment company" for purposes of the Code. See "Dividends and Taxes -- Taxes." To qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income). Foreign government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Code and the securities of each foreign government issuer are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Directors of a Fund to the extent necessary to comply with changes to the Federal tax requirements. A Fund that is "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.


                   MANAGEMENT AND OTHER SERVICE ARRANGEMENTS

Directors and Officers

See Part I, Section III "Information on Directors and Officers,"--Biographical Information,"--Share Ownership" and "-- Compensation of Directors" of each Fund's Statement of Additional Information for biographical and certain other information relating to the Directors and officers of your Fund, including Directors' compensation.

Management Arrangements

Management Services. The Manager provides each Fund with investment advisory and management services. Subject to the oversight of the Board of Directors, the Manager is responsible for the actual management of a Fund's portfolio and reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of each Fund.

Each Feeder Fund invests all or a portion of its assets in shares of a Master Portfolio. To the extent a Feeder Fund invests all of its assets in a Master Portfolio, it does not invest directly in portfolio securities and does not require management services. For such Feeder Funds, portfolio management occurs at the Master Portfolio level.

Management Fee. Each Fund has entered into a Management Agreement with the Manager pursuant to which the Manager receives for its services to the Fund monthly compensation at an annual rate based on the average daily net assets of the Fund. For information regarding specific fee rates for your Fund and the fees paid by your Fund to the Manager for the Fund's last three fiscal years or other applicable periods, see Part I, Section IV "Management and Advisory Arrangements" of each Fund's Statement of Additional Information.

For Funds that do not have an Administrator, each Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of a Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are interested persons of the Fund. Each Fund pays all other expenses incurred in the operation of that Fund, including among other things: taxes; expenses for legal and auditing services; costs of preparing, printing and mailing proxies, shareholder reports, prospectuses and statements of additional information, except to the extent paid by FAM Distributors, Inc. or BlackRock Distributors, Inc. (collectively, the

"Distributors"); charges of the custodian and sub-custodian, and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of Directors who are not interested persons of a Fund as defined in the Investment Company Act; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Certain accounting services are provided to each Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and each Fund. Each Fund pays a fee for these services. In addition, the Manager provides certain accounting services to each Fund and the Fund pays the Manager a fee for such services. The Distributors pay certain promotional expenses of the Funds incurred in connection with the offering of shares of the Funds. Certain expenses are financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans."

Sub-Advisory Fee. The Manager of each Fund has entered into one or more sub-advisory agreements (the "Sub-Advisory Agreements") with the sub-adviser or sub-advisers identified in each such Fund's prospectus (the "Sub-Adviser") pursuant to which the Sub-Adviser provides sub-advisory services to the Manager with respect to the Fund. For information relating to the fees, if any, paid by the Manager to the Sub-Adviser pursuant to the Sub-Advisory Agreement for the Fund's last three fiscal years or other applicable periods, see Part I, Section IV "Management and Advisory Arrangements" of each Fund's Statement of Additional Information.

Organization of the Manager. The Manager, BlackRock Advisors, LLC, is a Delaware limited liability company and an indirect, wholly owned subsidiary of BlackRock, Inc. ("BlackRock"). On September 29, 2006, BlackRock and Merrill Lynch & Co., Inc. ("ML & Co.") combined Merrill Lynch Investment Managers, L.P. ("MLIM") and certain affiliates with BlackRock to create a new asset management company that is one of the world's largest asset management firms with over $1 trillion in assets under management. As a result of that transaction, Merrill Lynch, a financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, The PNC Financial Services Group, Inc. ("PNC") owns approximately 34%, and approximately 17% is held by employees and public shareholders. ML & Co. and PNC may be deemed "controlling persons" of the Manager (as defined under the Investment Company Act) because of their ownership of BlackRock's voting securities or their power to exercise a controlling influence over BlackRock's management or policies. Each Sub-Adviser is an affiliate of the Manager and is an indirect wholly owned subsidiary of BlackRock.

Duration and Termination. Unless earlier terminated as described below, each Management Agreement and each Sub-Advisory Agreement will remain in effect for an initial two year period and from year to year if approved annually (a) by the Board of Directors or by a vote of a majority of the outstanding voting securities of a Fund and (b) by a majority of the Directors of the Fund who are not parties to such agreement or interested persons (as defined in the Investment Company Act) of any such party. Each Agreement automatically terminates on assignment and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the applicable Fund.

Other Service Arrangements

Administrative Services and Administrative Fee. Certain Funds have entered into an administration agreement (the "Administration Agreement") with an administrator identified in the Fund's Prospectus and Part I of the Fund's Statement of Additional Information (each an "Administrator"). For its services to a Fund, the Administrator receives monthly compensation at the annual rate set forth in each applicable Fund's prospectus. For information regarding any administrative fees paid by your Fund to the Administrator for the periods indicated, see Part I, Section IV "Management and Advisory Arrangements" of that Fund's Statement of Additional Information.

For Funds that have an Administrator, the Administration Agreement obligates the Administrator to provide certain administrative services to the Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. Each Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Directors of the Fund who are affiliated persons of the Administrator or any of its affiliates.

Duration and Termination of Administration Agreement. Unless earlier terminated as described below, each Administration Agreement will continue for an initial two year period and from year to year if approved annually (a) by the Board of Directors of each applicable Fund or by a vote of a majority of the outstanding voting securities of such Fund and (b) by a majority of the Directors of the Fund who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Transfer Agency Services. PFPC, Inc. ("PFPC" or the "Transfer Agent"), a subsidiary of PNC, acts as each Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement") with the Funds. Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund pays the Transfer Agent a fee for the services it receives based on the type of account and the level of services required. Each Fund reimburses the Transfer Agent's reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs sponsored by the Manager or its affiliates. For purposes of each Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system. See Part I, Section IV "Management and Advisory Arrangements -- Transfer Agency Fees" of each Fund's Statement of Additional Information for information on the transfer agency fees paid by your Fund for the periods indicated.

Independent Registered Public Accounting Firm. The Audit Committee of each Fund, which is comprised of all of the Fund's non-interested Directors, has selected an independent registered public accounting firm for that Fund that audits the Fund's financial statements. Please see the inside back cover page of your Fund's Prospectus for information on your Fund's independent registered public accounting firm.

Custodian Services. The name and address of the custodian (the "Custodian") of each Fund are provided on the inside back cover page of the Fund's Prospectus. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. The Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories.

For certain Feeder Funds, the Custodian also acts as the custodian of the Master Portfolio's assets.

Accounting Services. Each Fund has entered into an agreement with State Street, pursuant to which State Street provides certain accounting services to the Fund. Each Fund pays a fee for these services. State Street provides similar accounting services to the Master Trusts. The Manager or the Administrator also provides certain accounting services to each Fund and each Fund reimburses the Manager or the Administrator for these services.

See Part I, Section IV "Management and Advisory Arrangements -- Accounting Services" of each Fund's Statement of Additional Information for information on the amounts paid by your Fund and, if applicable, Master Trust to State Street and the Manager or, if applicable, the Administrator for the periods indicated.

Distribution Expenses. Each Fund has entered into a distribution agreement with each Distributor in connection with the continuous offering of each class of shares of the Fund (the "Distribution Agreements"). The Distribution Agreements obligate each Distributor to pay certain expenses in connection with the offering of each class of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, each Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

Code of Ethics

Each Fund, the Manager, each Sub-Adviser and each Distributor has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics establish procedures for personal investing and restrict certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by a Fund.

Selective Disclosure of Portfolio Holdings

Pursuant to policies and procedures adopted by each Fund and the Manager, each Fund and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to the Fund's portfolio holdings. The Fund's Board of Directors has approved the adoption by the Fund of the policies and procedures set forth below, and has delegated to the Manager the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures. The Board of Directors provides ongoing oversight of the Fund's and Manager's compliance with the policies and procedures. As part of this oversight function, the Directors receive from the Fund's Chief Compliance Officer at least quarterly and more often, as necessary, reports on compliance with these policies and procedures, including reports on any violations of these policies and procedures that may occur. In addition, the Directors receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures.

Examples of the information that may be disclosed pursuant to the Fund's policies and procedures would include (but is not limited to) specific portfolio holdings - including the number of shares held, weightings of particular holdings, specific sector and industry weightings, trading details, and the portfolio manager's discussion of Fund performance and reasoning for significant changes in portfolio composition. This information may be both material non-public information ("Confidential Information") and proprietary information of the firm. The Fund may disclose such information to individual investors, institutional investors, financial advisers and other financial intermediaries that sell the Fund's shares, affiliates of the Fund, third party service providers to the Fund, lenders to the Fund, and independent rating agencies and ranking organizations. The Fund, the Manager and its affiliates receive no compensation or other consideration with respect to such disclosures.

Subject to the exceptions set forth below, Confidential Information relating to a Fund may not be disclosed to persons not employed by the Manager or its affiliates unless such information has been publicly disclosed via a filing with the Commission (e.g., Fund annual report), a press release or placement on a publicly-available internet web site, including our web site at www.blackrock.com. If the Confidential Information has not been publicly disclosed, an employee of the Manager who wishes to distribute Confidential Information relating to the Fund must first do the following: (i) require the person or company receiving the Confidential Information to sign, before the Manager will provide disclosure of any such information, a confidentiality agreement approved by an attorney in the Manager's Legal Department in which the person or company (a) agrees to use the Confidential Information solely in connection with a legitimate business use (i.e., due diligence, etc.) and (b) agrees not to trade on the basis of the information so provided; (ii) obtain the authorization of an attorney in the Manager's Legal Department prior to disclosure; and (iii) only distribute Confidential Information that is at least thirty (30) calendar days old unless a shorter period has specifically been approved by an attorney in the Manager's Legal Department. Prior to providing any authorization for such disclosure of Confidential Information, an attorney in the Manager's Legal Department must review the proposed arrangement and make a determination that it is in the best interests of the Fund's shareholders. In connection with day-to-day portfolio management, the Fund may disclose Confidential Information to executing brokers-dealers that is less than 30 days old in order to facilitate the purchase and sale of portfolio holdings. The Fund has adopted policies and procedures, including a Code of Ethics, Code of Conduct, and various policies regarding securities trading and trade allocations, to address potential conflicts of interest that may arise in connection with disclosure of Confidential Information. These procedures are designed, among other things, to prohibit personal trading based on Confidential Information, to ensure that portfolio transactions are conducted in the best interests of each Fund and its shareholders and to prevent portfolio management from using Confidential Information for the benefit of one fund or account at the expense of another. In addition, as noted, an attorney in the Manager's Legal Department must determine that disclosure of Confidential Information is for a legitimate business purpose and is in the best interests of the Fund's shareholders, and that any conflicts of interest created by release of the Confidential Information have been addressed by the Manager's existing policies and procedures. For more information with respect to potential conflicts of interest, see the section entitled "Management and Other Service Arrangements - Potential Conflicts of Interest" in this Statement of Additional Information.

Confidential Information - whether or not publicly disclosed - may be disclosed to Fund Directors, the independent Directors' counsel, the Fund's outside counsel, accounting services provider and independent registered public accounting firm without meeting the conditions outlined above. Confidential Information may, with the prior approval of the Fund's Chief Compliance Officer or the Manager's General Counsel, also be disclosed to any auditor of the parties to a service agreement involving the Fund, or as required by judicial or administrative process or otherwise by applicable law or regulation. If Confidential Information is disclosed to such persons, each such person will be subject to restrictions on trading in the subject securities under either the Fund's and Manager's Code of Ethics or an applicable confidentiality agreement, or under applicable laws or regulations or court order.

The Manager has entered into ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

Fund's Board of Directors

Fund's Transfer Agent

Fund's independent registered public accounting firm

Fund's accounting services provider -- State Street Bank and Trust Company

Fund Custodian

Independent rating agencies -- Morningstar, Inc. and Lipper Inc.

Information aggregators -- Wall Street on Demand and Thomson Financial

Sponsors of 401(k) plans that include BlackRock-advised funds -- E.I. Dupont de Nemours and Company, Inc.

Consultants for pension plans that invest in BlackRock-advised funds -- Rocaton Investment Advisors, LLC;

Mercer Investment Consulting; Watson Wyatt Investment Consulting; Towers Perrin HR Services

Other than with respect to the Board of Directors, each of the persons or entities set forth above is subject to an agreement to keep the information disclosed confidential and to use it only for legitimate business purposes. Each Director has a fiduciary duty as a director to act in the best interests of the Fund and its shareholders. Selective disclosure is made to the Fund's Board of Directors and independent registered public accounting firm at least quarterly and otherwise as frequently as necessary to enable such persons or entities to provide services to the Fund. Selective disclosure is made to the Fund's Transfer Agent, accounting services provider, and Custodian as frequently as necessary to enable such persons or entities to provide services to the Fund, typically on a daily basis. Disclosure is made to Lipper Inc. and Wall Street on Demand on a monthly basis and to Morningstar and Thomson Financial on a quarterly basis, and to each such firm upon specific request with the approval of the Manager's Legal Department. Disclosure is made to 401(k) plan sponsors on a yearly basis and pension plan consultants on a quarterly basis.

The Fund and the Manager monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Fund's and Manager's Code of Ethics and Code of Conduct - all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit - the Manager's compliance personnel under the supervision of the Fund's Chief Compliance Officer, monitor the Manager's securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Manager maintains an internal restricted list to prevent trading by the personnel of the Manager or its affiliates in securities - including securities held by the Fund - about which the Manager has Confidential Information. There can be no assurance, however, that the Fund's policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

Activities of the Manager; BlackRock, Inc. and its affiliates (collectively, "BlackRock"); The PNC Financial Services Group, Inc. and its affiliates (collectively, "PNC"); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, "Merrill Lynch"); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.

BlackRock is one of the world's largest asset management firms with approximately $1 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC, Merrill Lynch and their affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund (collectively, "Affiliates"), are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Fund. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, including, without limitation, PNC and Merrill Lynch, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund's performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When the Manager and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC, Merrill Lynch or another Affiliate implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

BlackRock, PNC, Merrill Lynch, other Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund's investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch, other Affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund's investment activities may differ significantly from the results achieved by the Manager and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund's activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Manager, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Manager and/or one or more Affiliates are performing services or when position limits have been reached.

In connection with its management of a Fund, the Manager may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates (including Merrill Lynch). The Manager will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that the Manager will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Manager in managing a Fund.

In addition, certain principals and certain employees of the Manager are also principals or employees of BlackRock, Merrill Lynch, PNC or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

The Manager may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock, PNC, Merrill Lynch or another Affiliate, or, to the extent permitted by the Commission, BlackRock, PNC or Merrill Lynch or another Affiliate, serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock, Merrill Lynch and/or PNC or another Affiliate. One or more Affiliates may also create, write or issue Derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund. At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or another Affiliate may also have an ownership interest in certain trading or information systems used by a Fund. A Fund's use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.

One or more Affiliates may act as broker, dealer, agent, lender or advisor or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts. When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Funds.

A Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that the Fund's counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Fund's creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. The Manager and its advisory affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

The Manager may select brokers (including, without limitation, Affiliates of the Manager) that furnish the Manager, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in the Manager's view, appropriate assistance to the Manager in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that the Manager uses soft dollars, it will not have to pay for those products and services itself. The Manager may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Manager receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Manager.

The Manager may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services the Manager believes are useful in their investment decision-making process. The Manager may from time to time choose not to engage in the above described arrangements to varying degrees.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or other Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see "Proxy Voting Policies and Procedures."

It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch or another Affiliate has significant debt or equity investments or in which an Affiliate makes a market. A Fund also may invest in securities of companies to which an Affiliate provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or another Affiliate. In making investment decisions for a Fund, the Manager is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of Merrill Lynch or another Affiliate may limit a Fund's flexibility in purchases and sales of securities. When Merrill Lynch or another Affiliate is engaged in an underwriting or other distribution of securities of an entity, the Manager may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock, PNC, Merrill Lynch, other Affiliates, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch, other Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch, other Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to the unaffiliated investment adviser, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, BlackRock may participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help BlackRock understand the consultant's points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the Funds may receive fees from BlackRock or the Funds in connection with the distribution of shares in the Funds or other BlackRock products. For example, BlackRock may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by the Manager. BlackRock may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. BlackRock's membership in such organizations allows BlackRock to participate in these conferences and educational forums and helps BlackRock interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, BlackRock's personnel, including employees of BlackRock, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds. In addition, BlackRock, including the Manager, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. BlackRock's personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.

To the extent permitted by applicable law, BlackRock may make payments to authorized dealers and other financial intermediaries ("Intermediaries") from time to time to promote the Funds and/or other BlackRock products. In addition to placement fees, sales loads or similar distribution charges, such payments may be made out of BlackRock's assets, or amounts payable to BlackRock rather than a separately identified charge to the Funds or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds and other products; access to the Intermediaries' registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other products. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by BlackRock may also compensate Intermediaries for sub-accounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services by such products. See also, "Purchase of Shares - Other Compensation to Selling Dealers" in this Statement of Additional Information.

The payments made by BlackRock may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

The Manager, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of the Manager that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund and the Manager each has adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. The Code of Ethics can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.

The Manager and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or the Manager by the Commission. These transactions would be effected in circumstances in which the Manager determined that it would be appropriate for the Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch or another Affiliate and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when the Manager may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate, or in cases in which personnel of BlackRock or its Affiliates are directors or officers of the issuer.

The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of the Manager on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, the Manager on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when the Manager, in its sole discretion, deem it appropriate.

Present and future activities of BlackRock and its Affiliates, including the Manager, in addition to those described in this section, may give rise to additional conflicts of interest.

                              PURCHASE OF SHARES

Each BlackRock-advised open-end fund offers multiple classes of shares under a plan adopted under Rule 18f-3 under the Investment Company Act. Investor A shares are sold to investors choosing the initial sales charge alternative and Investor B and Investor C shares are sold to investors choosing the deferred sales charge alternative. Institutional shares are sold to certain eligible investors without a sales charge. Certain Funds offer Class R shares, which are available only to certain retirement plans and are sold without a sales charge. In addition, certain Funds offer Service shares that are available only to certain eligible investors. Please see the appropriate Prospectus for your Fund to determine which classes are offered by your Fund and under what circumstances. Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."

The applicable offering price for purchase orders is based on the net asset value of a Fund next determined after receipt of the purchase order by a dealer or other financial intermediary ("Selling Dealer") that has been authorized by one or both Distributors by contract to accept such orders. As to purchase orders received by Selling Dealers prior to the close of business on the New York Stock Exchange ("NYSE") (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, including orders received after the close of business on the previous day, the applicable offering price is based on the net asset value determined as of the close of business on the NYSE on that day. If the purchase orders are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day.

Each Fund has lower investment minimums for other categories of shareholders eligible to purchase Institutional shares, including selected fee-based programs. Each Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of any fund at any time.

Each Fund or each Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may resume offering of shares from time to time. Any order may be rejected by a Fund or a Distributor. Neither the Distributors, the securities dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change.

The term "purchase," as used in the Prospectus and this Statement of Additional Information, refers to (i) a single purchase by an individual, (ii) concurrent purchases by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account, and (iii) single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary may be involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by (i) any company that has not been in existence for at least six months, (ii) a company that has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount, or (iii) any group of individuals whose sole organizational nexus is that its participants are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

Institutional Shares

Institutional shares may be purchased at net asset value without a sales charge. Only certain investors are eligible to purchase Institutional shares. Investors who are eligible to purchase Institutional shares should purchase Institutional shares because they are not subject to any sales charge and have lower ongoing expenses than Investor A, Investor B, Investor C, Class R, or Service shares.

Eligible Institutional Share Investors. Employees of BlackRock and Directors of any Fund may buy Institutional shares of a Fund without regard to any existing minimum investment requirements. The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Institutional shares and may suspend and resume the sale of shares of any Fund at any time.

Institutional shares of the Funds may be purchased by customers of broker-dealers and agents that have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Fund shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

Payment for Institutional shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment for a purchase order is not received by the prescribed time, an investor may be liable for any resulting losses or expenses incurred by the Fund. Institutional shares are offered to a limited group of investors. Investors who currently own Institutional shares in a shareholder account are entitled to purchase additional Institutional shares of a Fund in that account, although shareholders that hold their shares through a financial adviser or other financial intermediary that has an omnibus account with the Fund must meet the Institutional minimum investment requirements in order to make such additional purchases. In addition, the following investors may purchase Institutional shares: Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Transfer Agent; certain qualified retirement plans; investors in selected fee based programs; registered investment advisers with a minimum investment of $250,000; Trust departments of PNC Bank and Merrill Lynch Trust Company and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets; unaffiliated banks, thrifts of trust companies that have agreements with a Distributor; and holders of certain Merrill Lynch sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of a Fund.

Purchase Privileges of Certain Persons. Employees and Directors of each Fund, members of the boards of other funds advised by the Manager or an affiliate, ML & Co., PNC Group and BlackRock, Inc. and their subsidiaries and their directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Institutional shares. A Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees, directors, and board members of other funds wishing to purchase shares of a Fund must satisfy the Fund's suitability standards.

Initial Sales Charge Alternative -- Investor A Shares

Investors who prefer an initial sales charge alternative may elect to purchase Investor A shares.

Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with investments in Investor B and Investor C shares. Investors who do not qualify for reduced initial sales charges and who expect to maintain their investment for an extended period of time also may elect to purchase Investor A shares, because over time the accumulated ongoing service and distribution fees on Investor B, Investor C and Class R shares may exceed the Investor A initial sales charge and service fee. Although some investors who previously purchased Institutional shares may no longer be eligible to purchase Institutional shares of other Funds, those previously purchased Institutional shares, together with Investor A, Investor B and Investor C share holdings, will count toward a right of accumulation that may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Investor B, Investor C and Class R shares service and distribution fees will cause Investor B, Investor C and Class R shares to have higher expense ratios, pay lower dividends and have lower total returns than the Investor A shares. The ongoing Investor A and Service shares' service fees will cause Investor A and Service shares to have a higher expense ratio, pay lower dividends and have a lower total return than Institutional shares.

See Part I, Section V "Information on Sales Charges and Distribution Related Expenses -- Investor A Sales Charge Information" of each Fund's Statement of Additional Information for information about amounts paid to the Distributors in connection with Investor A shares for the periods indicated.

The Distributors may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times a Distributor may reallow the entire sales charge to such dealers. Since securities dealers and other financial intermediaries selling Investor A shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

Certain investors may be eligible for a reduction in or waiver of a sales load due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments.

Reinvested Dividends. No sales charges are imposed upon shares issued as a result of the automatic reinvestment of dividends.

Rights of Accumulation. Under the Right of Accumulation, the current value of an investor's existing Investor class and Institutional shares in any Fund may be combined with the amount of the investor's current purchase in determining the applicable sales charge. In order to receive the cumulative quantity reduction, previous purchases of Investor A, Investor B, Investor C and Institutional shares must be called to the attention of PFPC or your financial adviser or other financial intermediary by the investor at the time of the current purchase.

Letter of Intent. An investor may qualify for a reduced sales charge immediately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor class and Institutional shares which, if made at one time, would qualify for a reduced sales charge. The 13-month period begins on the day PFPC receives the Letter of Intent. The investor must instruct PFPC upon making subsequent purchases that such purchases are subject to a Letter of Intent.

Purchase Privileges of Certain Persons.

Qualified Plans. In general, no sales charge will apply to purchases by authorized qualified employee benefit plans ("Qualified Plans") of Investor A shares. BlackRock may pay placement fees to dealers, up to the following amounts, on purchases of Investor A shares of all Funds by Qualified Plans:

                                           All Funds Except        Balanced
                                           Balanced Capital         Capital
                                           and Basic Value      and Basic Value
                                          -------------------------------------
Less than $3,000,000                            1.00%                0.75%
$3 million but less than $15 million            0.50%                0.50%
$15 million and above                           0.25%                0.25%

For the table above, the placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of Investor A shares will result in a placement fee of up to 1.00% (0.75% for Balanced Capital) on the first $3 million and 0.50% on the final $1 million).

Other. The following persons associated with the Fund, the Distributors, the Fund's investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A shares of each Fund without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retirees (and their spouses and minor children); (c) registered representatives of brokers who have entered into selling agreements with one or both Distributors; (d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (c). The following persons may also buy Investor A shares without paying a sales charge: (a) authorized qualified employee benefit plans and rollovers of current investments in a Fund through such plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under
Section 501(c)(3) of the Code; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund; (e) persons associated with the Fund, the Fund's Distributors, the Fund's Manager, sub-adviser or Trasnfer Agent, and their affiliates; (f) persons participating in a "wrap account" or similar program under which they pay advisory fees to a broker-dealer or other financial institution; (g) persons participating in an account or program under which they pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services; and (h) MetLife employees. Investors who qualify for any of these exemptions from the sales charge should purchase Investor A shares.

If you invest $1,000,000 or more in Investor A or Investor A1 shares, you may not pay an initial sales charge. However, if you redeem your Investor A or Investor A1 shares within eighteen months after purchase, you may be charged a deferred sales charge. The deferred sales charge on Investor A Shares is not charged in connection with: (a) redemptions of Investor A Shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans; (b) exchanges described in "Exchange Privilege" below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or its affiliates; (e) redemptions (i) within one year of a shareholder's death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder's disability (as defined in the Internal Revenue
Code) subsequent to the purchase of Investor A Shares; (f) involuntary redemptions of Investor A Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below);
(h) redemptions related to the payment of PFPC custodial IRA fees; and (i) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.

The CDSC (as defined below) related to purchases of $1,000,000 or more of Investor A shares is not charged if the dealer receives a placement fee over time during the 18 months after purchase.

Investor A shares are also available at net asset value to investors that, for regulatory reasons, are required to transfer investment positions from a non-U.S. registered investment company advised by BlackRock or its affiliates to a U.S. registered BlackRock-advised fund.

Acquisition of Certain Investment Companies. Investor A shares may be offered at net asset value in connection with the acquisition of the assets of, or merger or consolidation with, a personal holding company or a public or private investment company.

Purchases Through Certain Financial Intermediaries. Reduced sales charges may be applicable for purchases of Investor A shares of a Fund through certain financial advisers, selected securities dealers and other financial intermediaries that meet and adhere to standards established by the Manager from time to time.

Deferred Sales Charge Alternative -- Investor B and Investor C Shares

Investors choosing the deferred sales charge alternative should consider Investor B shares if they intend to hold their shares for an extended period of time and Investor C shares if they are uncertain as to the length of time they intend to hold their assets in a Fund. If you select Investor B or Investor C shares, you do not pay an initial sales charge at the time of purchase.

The deferred sales charge alternative may be particularly appealing to investors who do not qualify for the reduction in initial sales charges. Both Investor B and Investor C shares are subject to ongoing service fees and distribution fees; however, these fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Investor B or Investor C shares. In addition, Investor B shares will be converted into Investor A shares of a Fund after a conversion period of approximately eight years, and, thereafter, investors will be subject to lower ongoing fees.

BlackRock compensates financial advisers and other financial intermediaries for selling Investor B and Investor C shares at the time of purchase from its own funds. Proceeds from the CDSC (as defined below) and the distribution fee are paid to the Distributors and are used by the Distributors to defray the expenses of securities dealers or other financial intermediaries (including Merrill Lynch) related to providing distribution-related services to each Fund in connection with the sale of Investor B and Investor C shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of each Fund to sell the Investor B and Investor C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" below. Imposition of the CDSC and the distribution fee on Investor B and Investor C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

Contingent Deferred Sales Charges -- Investor B Shares. If you redeem Investor B shares within six years of purchase, you may be charged a contingent deferred sales charge ("CDSC") at the rates indicated in the Fund's Prospectus and below. The CDSC will be calculated in a manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares acquired through reinvestment of dividends. The order of redemption will be first of shares held for over six years in the case of Investor B shares, next of shares acquired pursuant to reinvestment of dividends, and finally of shares in the order of those held longest. The same order of redemption will apply if you transfer shares from your account to another account. If you exchange your Investor B shares for Investor B shares of another Fund, the CDSC schedule that applies to the shares that you originally purchased will continue to apply to the shares you acquire in the exchange.

The following table sets forth the schedule that applies to the Investor B
CDSC:

                                         CDSC as a Percentage
               Years Since Purchase        of Dollar Amount
                   Payment Made           Subject to Charge*
                   ------------           -----------------
                    0 -- 1                        4.50%
                    1 -- 2                        4.00%
                    2 -- 3                        3.50%
                    3 -- 4                        3.00%
                    4 -- 5                        2.00%
                    5 -- 6                        1.00%
              6 and thereafter                   None

      * The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Shares purchased prior to June 1, 2001 were subject to the four-year contingent deferred sales charge schedule then in effect which has now expired. Shares purchased prior to October 2, 2006 are subject to the 4.00% six-year CDSC schedule in effect at that time. Not all BlackRock funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the original charge will apply.

To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because they were issued through dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.50% (the applicable rate in the third year after purchase).

Conversion of Investor B Shares to Investor A Shares. Approximately eight years after purchase (the "Conversion Period"), Investor B shares of each Fund will convert automatically into Investor A shares of that Fund (the "Conversion"). The Conversion will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. The Conversion will not be deemed a purchase or sale of the shares for Federal income tax purposes.

Shares acquired through reinvestment of dividends on Investor B shares will also convert automatically to Investor A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying the dividend reinvestment shares were outstanding. If at the Conversion Date the Conversion will result in less than $50 worth of Investor B shares being left in an account, all of the Investor B shares of the Fund held in the account will be converted into Investor A shares of the Fund.

In general, Investor B shares of equity Funds will convert approximately eight years after initial purchase and Investor B and Investor B1 shares of taxable and tax-exempt fixed income Funds will convert approximately ten years after initial purchase. If you exchange Investor B shares with an eight-year Conversion Period for Investor B shares with a ten-year Conversion Period, or exchange Investor B or Investor B1 shares with a ten-year Conversion Period for Investor B shares with an eight-year Conversion Period, the Conversion Period that applies to the shares you acquire in the exchange will apply and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. The Conversion Period also may be modified for investors that participate in certain fee-based programs. See "Shareholder Services -- Fee-Based Programs."

If you own shares of a Fund that, in the past, issued stock certificates and you continue to hold such stock certificates, you must deliver any certificates for Investor B shares of the Fund to be converted to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. If the Transfer Agent does not receive the certificates at least one week prior to the Conversion Date, your Investor B shares will convert to Investor A shares on the next scheduled Conversion Date after the certificates are delivered.

Contingent Deferred Sales Charge - Investor C Shares

Investor C shares that are redeemed within one year of purchase may be subject to a 1.00% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether an Investor C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Investor C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Investor C CDSC will be assessed on shares acquired through reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

See Part I, Section V "Information on Sales Charges and Distribution Related Expenses -- Investor B and Investor C Sales Charge Information" of each Fund's Statement of Additional Information for information about amounts paid to the Distributors in connection with Investor B and Investor C shares for the periods indicated.

Investor B and Investor C Shares - Contingent Deferred Sales Charge Waivers and Reductions

The CDSC on Investor B and Investor C shares is not charged in connection with: (1) redemptions of Investor B and Investor C shares purchased through certain authorized qualified employee benefit plans and rollovers of current investments in the Fund through such plans; (2) exchanges described in "Exchange Privilege" below; (3) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 (1)/2 from IRA and 403(b)(7) accounts; (4) redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (5) redemptions in connection with a shareholder's death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate

(including in connection with the distribution of account assets to a beneficiary of the decedent) or disability (as defined in the Code) subsequent to the purchase of Investor B or Investor C shares; (6) withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares; (7) involuntary redemptions of Investor B or Investor C shares in accounts with low balances as described in "Redemption of Shares" below; (8) redemptions made pursuant to a systematic withdrawal plan, subject to the limitations set forth under "Systematic Withdrawal Plan" below; (9) redemptions related to the payment of PFPC custodial IRA fees; and (10) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. In addition, no CDSC is charged on Investor B or Investor C shares acquired through the reinvestment of dividends or distributions.

Class R Shares

Certain of the Funds offer Class R shares as described in each such Fund's Prospectus. Class R shares are available only to certain retirement plans. Class R shares are not subject to an initial sales charge or a CDSC but are subject to an ongoing distribution fee of 0.25% per year and an ongoing service fee of 0.25% per year. Distribution fees are used to support the Fund's marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion. Service fees are used to compensate securities dealers and other financial intermediaries for service activities. If Class R shares are held over time, these fees may exceed the maximum sales charge that an investor would have paid as a shareholder of one of the other share classes.

Service Shares

Certain Funds offer Service shares, which are available only to certain investors, including: (i) certain financial institutions, such as banks and brokerage firms, acting on behalf of their customers; (ii) certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC(R) Fund in 1996; and (iii) participants in the Capital Directionssm asset allocation program. Service shares are not subject to an initial sales charge or a CDSC but are subject to an ongoing account maintenance fee of 0.25% per year. Service shares are offered to financial institutions (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC(R) Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program.

Redemption Fee

Certain Funds charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. The redemption fee is imposed to the extent that the number of Fund shares redeemed within 30 days exceeds the number of Fund shares that have been held for more than 30 days. For redemptions of Fund shares acquired by exchange, your holding period for the shares exchanged will not be tacked on to the holding period for the Fund shares acquired in determining whether to apply the redemption fee. The redemption fee will not apply in the following circumstances:

      o     Redemptions resulting from death or disability

      o Redemptions through a Systematic Withdrawal Plan or Systematic Exchange Plan

      o     Redemptions of shares acquired through dividend reinvestment

      o Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Code, or plans administered as college savings plans under Section 529 of the Code

      o Redemptions of shares held through advisory asset allocation or fee-based programs that a Distributor determines are not designed to facilitate short-term trading

      o Redemptions by shareholders executing rollovers of current investments in a Fund through qualified employee benefit plans

      o Redemptions by certain other accounts in the absolute discretion of the Funds when a shareholder can demonstrate hardship

Each Fund may sell shares to certain 401(k) plans, 403(b) plans, bank or trust company accounts and accounts or certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations.

Closed End Fund Reinvestment Option

Subject to the conditions set forth below, shares of each Fund are offered at net asset value to shareholders of certain continuously offered closed-end funds advised by a Manager (an "Eligible Fund") who wish to reinvest the net proceeds from a sale of such shares. Upon exercise of this reinvestment option, shareholders of BlackRock Senior Floating Rate Fund, Inc. will receive Investor B shares of a Fund and shareholders of BlackRock Senior Floating Rate Fund II, Inc. will receive Investor C shares of a Fund.

In order to exercise this reinvestment option, a shareholder of an Eligible Fund must sell his or her shares back to the Eligible Fund in connection with a tender offer conducted by the Eligible Fund and reinvest the proceeds immediately in the designated class of shares of a Fund. Purchase orders from Eligible Fund shareholders who wish to exercise this reinvestment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of shares of a Fund on such day. Shareholders who exercise the reinvestment option will not be required to pay any Early Withdrawal Charge that may be due on the sale of their Eligible Fund shares. Under the reinvestment privilege, Eligible Fund shareholders will pay the Early Withdrawal Charge in the form of a contingent deferred sales charge only upon redemption of the Investor B or Investor C shares they acquire in the transaction. In determining whether a CDSC is due on the redemption of such Investor B or Investor C shares, the holding period of the Eligible Fund shares will be tacked to the holding period of the shares acquired upon the exercise of the reinvestment privilege. The holding period of the Eligible Fund shares will also count toward the holding period for the conversion of Investor B Shares into another class of shares. The CDSC schedule that applies to the acquired shares will be the same as the Early Withdrawal Charge schedule that applies to the Eligible Fund shares sold.

Distribution Plans

The distribution plan for each of the Investor A, Investor B, Investor C, Class R and Service shares of the Funds (each, a "Plan") provides that a Fund pays a Distributor a service fee, accrued daily and paid monthly, at an annual rate based on the average daily net assets of the Fund attributable to shares of the relevant class. This fee compensates a Distributor, a selected securities dealer or other financial intermediary (pursuant to a sub-agreement) for shareholder servicing and account maintenance activities with respect to Investor A, Investor B, Investor C, Class R and Service shares of the Funds.

The Plan for each of the Investor B, Investor C and Class R shares also provides that the Fund pays a Distributor a distribution fee, accrued daily and paid monthly, at an annual rate based on the average daily net assets of the Fund attributable to the shares of the relevant class. This fee compensates a Distributor, a selected securities dealer or other financial intermediary (pursuant to a sub-agreement) for providing shareholder and distribution services and bearing certain distribution-related expenses of the Fund, including payments to financial advisers or other financial intermediaries for selling Investor B, Investor C and Class R shares of the Fund.

Each Fund's Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of a Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Plan to the Fund and the related class of shareholders. In approving a Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that the Plan will benefit the Fund and its related class of shareholders.

Each Plan provides that, so long as the Plan remains in effect, the non-interested Directors then in office will select and nominate other non-interested Directors. Each Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of a Fund. A Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders. All material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that each Fund preserve copies of each Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place.

Among other things, each Plan provides that the Directors will review quarterly reports of the service and/or distribution fees paid to a Distributor. Payments under the Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred. As a result, distribution-related revenues from the Plans may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration quarterly. Distribution-related revenues consist of the service fees, the distribution fees and the CDSCs. Distribution-related expenses consist of financial adviser compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses and interest expense. Distribution-related revenues paid with respect to one class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

See Part I, Section V "Distribution Related Expenses" of each Fund's Statement of Additional Information for information relating to the fees paid by your Fund to a Distributor under each Plan during the Fund's most recent fiscal year.

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee borne by Class R shares, and the distribution fee and the CDSC borne by the Investor B and Investor C shares. This limitation does not apply to the service fee. The maximum sales charge rule is applied separately to each class and limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (1) 6.25% of eligible gross sales of Investor B, Investor C and Class R shares, computed separately (excluding shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). See Part I, Section V "Information on Sales Charges and Distribution Related Expenses - Limitation on the Payment of Deferred Sales Charge" of each Fund's Statement of Additional Information for comparative information as of your Fund's most recent fiscal year end with respect to the Investor B, Investor C and, if applicable, Class R shares of your Fund.

Other Compensation to Selling Dealers. Pursuant to each Fund's Distribution and Service Plans (the "Plans"), each Fund may pay FAM Distributors, Inc. ("FAMD"), BlackRock Distributors, Inc. ("BDI") and/or BlackRock or any other affiliate of BlackRock fees for distribution and sales support services. In addition, each Fund may pay to brokers, dealers, financial institutions and industry professionals (including BlackRock, Merrill Lynch, Hilliard Lyons and their affiliates) (collectively, "Service Organizations") fees for the provision of personal services to shareholders. In the past, BlackRock has retained a portion of the shareholder servicing fees paid by a Fund.

With respect to Class R Shares, the distribution fee payable under the Plan (at a maximum annual rate of 0.25% of the average daily net asset value of each Fund's outstanding Class R Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Class R Shares.

With respect to Investor B Shares, Service Organizations and other broker/dealers receive commissions from FAMD or BDI for selling Investor B Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of 0.75% of the average daily net asset value of each Fund's outstanding Investor B Shares) are intended to cover the expense to FAMD or BDI of paying such up-front commissions, as well as to cover ongoing commission payments to broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the conversion period, after which Investor B Shares automatically convert to Investor A Shares.

With respect to Investor C Shares, Service Organizations and other broker/dealers receive commissions from FAMD or BDI for selling Investor C Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of 0.75% of the average daily net asset value of each Portfolio's outstanding Investor C Shares) are intended to cover the expense to FAMD or BDI of paying such up-front commissions, as well as to cover ongoing commission payments to the broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C Shares are redeemed within 12 months of purchase.

From time to time FAMD, BDI and/or BlackRock and their affiliates may voluntarily waive receipt of distribution fees under the Plans, which waivers may be terminated at any time.

Each Fund currently does not make distribution payments with respect to Investor A, Service or Institutional Shares under the applicable Plans. However, the Plans permit FAMD, BDI, BlackRock and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, FAMD, BDI, BlackRock or their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These non-Plan payments would be in addition to the Fund payments described in this Statement of Additional Information for distribution and shareholder servicing. These non-Plan payments may take the form of, among other things, "due diligence" payments for a dealer's examination of a Fund and payments for providing extra employee training and information relating to a Fund; "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to a Fund; "marketing support" fees for providing assistance in promoting the sale of the Fund shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by FAMD, BDI, BlackRock and their affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from FAMD's, BDI's, BlackRock's or their affiliates' own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of FAMD, BDI, BlackRock or their affiliates to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable NASD regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Citigroup, Fidelity, Merrill Lynch, UBS, Morgan Stanley, Linsco/Private Ledger, Wachovia Securities, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., AXA Advisors, LLC, Oppenheimer & Co. Inc., MetLife Securities, Inc., Walnut Street Securities Inc., New England Securities Corporation and Tower Square Securities Inc. The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of
(a) 0.25% of such year's Fund sales by that Service Organization and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund.

In lieu of payments pursuant to the foregoing, FAMD, BDI, BlackRock, PFPC or their affiliates may make payments to the above-named Service Organizations of an agreed-upon amount that will not exceed the amount that would have been payable pursuant to the formula, and may also make similar payments to other Service Organizations.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

Furthermore, FAMD, BDI, BlackRock and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable NASD regulations, FAMD, BDI, BlackRock and their affiliates may also (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker/dealers, financial institutions and their salespersons.

BlackRock, Inc., the parent company of BlackRock, has agreed to pay PNC Bank, National Association and PNC Bank, Delaware (including Hilliard Lyons Asset Management, Wealth Management, Hawthorn and Institutional Investment Group) fees for administration and servicing with respect to assets of a Fund attributable to shares held by customers of such entities. These assets are predominantly in the Institutional Share Class of a Fund, with respect to which the Fund does not pay shareholder servicing fees under a Plan.

Service Organizations may charge their clients additional fees for account-related services. Service Organizations may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Service Organization. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement of Additional Information. Your Service Organization will provide you with specific information about any service fees you will be charged.

Pursuant to the Plans, each Fund may enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers ("Customers") who are the beneficial owners of Service, Investor A, Investor B, Investor C and Class R Shares of each Fund. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by a Fund's Manager, Administrator and/or transfer agent to the Fund's shareholders of record. In consideration for payment of a service fee of shares of each class owned beneficially by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers' investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. To the extent a shareholder is not associated with a Service Organization, the shareholder servicing fees will be paid to BlackRock, and BlackRock will provide services.

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Service Organization pursuant to the Plans and fees the Fund pays to its transfer agent, a Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial. From time to time, BlackRock, FAMD, BDI or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits.

                             REDEMPTION OF SHARES

Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. The value of shares of each Fund at the time of redemption may be more or less than your cost at the time of purchase, depending in part on the market value of the securities held by the Fund at such time. Except for any CDSC or redemption fee that may be applicable, there will be no redemption charge if your redemption request is sent directly to the Transfer Agent. If you are liquidating your holdings you will receive all dividends reinvested through the date of redemption.

The right to redeem shares may be suspended for more than seven days only (i) for any period during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, or (iii) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Each Fund, with other investment companies advised by the Manager, has entered into a joint committed line of credit with a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from shareholders in extraordinary or emergency circumstances.

Redemption

If you hold shares with the Transfer Agent you may redeem such shares without charge by writing to the Fund's Transfer Agent, PFPC Inc., P.O. Box 9819, Providence, Rhode Island, 02940. Redemption requests delivered other than by mail should be sent to PFPC Inc. 101 Sabin Street, Pawtucket, Rhode Island 02860. If you hold share certificates issued by your Fund, the letter must be accompanied by certificates for the shares. Redemption requests should not be sent to the Fund. A redemption request requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. If (i) the proceeds of the redemption would exceed $250,000 for a redemption by wire or Automated Clearing House Network ("ACH"), or $100,000 for a redemption by check; (ii) the Fund does not have verified banking information on file; (iii) the proceeds are not to be paid to the record owner at the record address; or (iv) the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the "Exchange Act"), whose existence and validity may be verified by the Transfer Agent through the use of industry publications. A signature guarantee may be obtained from a domestic bank or trust company, recognized broker, dealer, clearing agency, savings association that is a participant in a medallion program by the Securities Transfer Association, credit unions, national securities exchanges and registered securities associations. The three recognized medallion programs are Securities Transfer Agent Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP"). Signature Guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

You may also redeem shares held with the Transfer Agent by calling (800) 441-7762. You must be the shareholder of record and the request must be for $25,000 or less. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored if: (i) the accountholder is deceased, (ii) the proceeds are to be sent to someone other than the shareholder of record, (iii) funds are to be wired to the client's bank account, (iv) a systematic withdrawal plan is in effect, (v) the request is by an individual other than the accountholder of record, (vi) the account is held by joint tenants who are divorced, (vii) the address on the account has changed within the last 30 days or share certificates have been issued on the account, or (viii) to protect against fraud, if the caller is unable to provide the account number, the name and address registered on the account and the social security number registered on the account. The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.

If you redeem shares directly with the Transfer Agent, payments will generally be mailed within seven days of receipt of the proper notice of redemption. A Fund may delay the mailing of a redemption check until good payment (that is, cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of Fund shares, which delay will usually not exceed 10 days. If your account is held directly with the Transfer Agent and contains a fractional share balance following a redemption, the fractional share balance will be automatically redeemed by the Fund.

Service Shares. A Fund may redeem Service shares in any Fund account if the account balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 upon 30 days' written notice. If a customer has agreed with an institution to maintain a minimum balance in his or her account with the institution, and the balance in the account falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Fund to the extent necessary to maintain the minimum balance required.

Repurchase

A Fund normally will accept orders to repurchase shares from Selling Dealers for their customers. Shares will be priced at the net asset value of the Fund next determined after receipt of the repurchase order by a Selling Dealer that has been authorized by the Distributors by contract to accept such orders. As to repurchase orders received by Selling Dealers prior to the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, which includes orders received after the close of business on the previous day, the repurchase price is the net asset value determined as of the close of business on the NYSE on that day. If the orders for repurchase are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day.

These repurchase arrangements are for your convenience and do not involve a charge by the Fund (other than any applicable CDSC or redemption fee). However, Selling Dealers may charge a processing fee in connection with such transactions. In addition, securities firms that do not have selected dealer agreements with the Distributors may impose a transaction charge for transmitting the notice of repurchase to the Fund. Each Fund reserves the right to reject any order for repurchase. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set out above.

Reinstatement Privilege - Investor A Shares

Upon redemption of any class of shares (other than Class R), a shareholder may reinvest the redemption proceeds (after paying any applicable CDSC or redemption/exchange fee) in Investor A shares of the same Fund without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided the Investor A share class of that Fund is currently open to new investors or the shareholder has a current account in that closed Fund. To exercise this privilege, PFPC must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time purchase is made. An investor should consult a tax adviser concerning the tax consequences of use of the reinstatement privilege.

                             SHAREHOLDER SERVICES

Each Fund offers one or more of the shareholder services described below that are designed to facilitate investment in its shares. You can obtain more information about these services from each Fund by calling the telephone number on the cover page, or from the Distributors, your financial adviser, your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

Investment Account

If your account is maintained at the Transfer Agent (an "Investment Account") you will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in your Investment Account since the last statement. You also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. If your Investment Account is held at the Transfer Agent you may make additions to it at any time by mailing a check directly to the Transfer Agent. You may also maintain an account through a selected securities dealer or other financial intermediary. If you transfer shares out of an account maintained with a selected securities dealer or other financial intermediary, an Investment Account in your name may be opened automatically at the Transfer Agent.

You may transfer Fund shares from a selected securities dealer or other financial intermediary to another securities dealer or other financial intermediary that has entered into an agreement with a Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the new firm. If you wish to transfer your shares to a securities dealer or other financial intermediary that has not entered into an agreement with a Distributor, you must either (i) redeem your shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. You also may request that the new securities dealer or other financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for your benefit whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not. In the interest of economy and convenience and because of the operating procedures of each Fund, share certificates will not be issued physically. Shares are maintained by each Fund on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

If you are considering transferring a tax-deferred retirement account, such as an individual retirement account, from one selected securities dealer to another securities dealer or other financial intermediary, you should be aware that if the new firm will not take delivery of shares of the Fund, you must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or you must continue to maintain a retirement account at the original selected securities dealer for those shares.

Exchange Privilege

U.S. shareholders of Investor A, Investor B, Investor C and Institutional shares of each Fund have an exchange privilege with certain other Funds. In order to qualify for the exchange privilege, the shares you wish to exchange are required to have a net asset value of at least $100. The minimum amount for exchanges of Investor class shares in $1,000, although you may exchange less than $1,000 if you already have an account in the Fund into which you are exchanging. You may only exchange into a share class and a Fund that are open to new investors or in which you have a current account if the class or fund is closed to new investors. If you held the shares used in the exchange for 30 days or less, you may be charged a redemption fee at the time of the exchange. Before effecting an exchange, you should obtain a currently effective prospectus of the fund into which you wish to make the exchange. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

Exchanges of Investor A and Institutional Shares. Investor A and Institutional shares are exchangeable with shares of the same class of other Funds.

Exchanges of Institutional shares outstanding ("outstanding Institutional shares") for Institutional shares of a second Fund or for shares of a money market fund ("new Institutional shares") are effected on the basis of relative net asset value per Institutional share. Exchanges of Investor A shares outstanding ("outstanding Investor A shares") for Investor A shares of a second Fund, or for shares of a money market fund ("new Investor A shares") are effected on the basis of relative net asset value per share.

Exchanges of Investor B and Investor C Shares. Shareholders of certain Funds with Investor B and Investor C shares outstanding ("outstanding Investor B or Investor C shares") may exchange their shares for Investor B or Investor C shares, respectively, of a second Fund or for shares of a money market fund ("new Investor B or Investor C shares") on the basis of relative net asset value per Investor B or Investor C share, without the payment of any CDSC. Certain Funds impose different CDSC schedules. If you exchange your Investor B shares for shares of a fund with a different CDSC schedule, the CDSC schedule that applies to the shares exchanged will continue to apply. For purposes of computing the CDSC upon redemption of new Investor B or Investor C shares, the time you held both the exchanged Investor B or Investor C shares and the new Investor B shares or Investor C shares will count towards the holding period of the new Investor B or Investor C shares. For example, if you exchange Investor B shares of a Fund with a six-year CDSC for those of a second Fund after having held the first Fund's Investor B shares for two-and-a-half years, the 3.50% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later if you decide to redeem the Investor B shares of the second Fund and receive cash, there will be no CDSC due on this redemption since by adding the two-and-a-half year holding period of the first Fund's Investor B shares to the four year holding period for the second Fund's Investor B shares, you will be deemed to have held the second Fund's Investor B shares for more than six years. The length of the CDSC period was extended from four years to six years on June 1, 2001 for certain equity Funds and from four to six years (or from one to three years for certain Funds) on December 1, 2002 for certain fixed income Funds. Investor B shares of the applicable Funds purchased prior to these dates are subject to the shorter CDSC schedule in effect at the time of purchase. This shorter CDSC schedule will also generally apply to Investor B shares received in exchange for such shares.

Exchanges for Shares of a Money Market Fund. You may exchange any class of Investor shares for shares of an affiliated money market fund. If you exchange into BlackRock Summit Cash Reserves Fund ("Summit"), a series of BlackRock Financial Institutions Series Trust, you will receive one of two classes of shares: exchanges of Investor A and Institutional shares of a Fund will receive Investor A shares of Summit and exchanges of Investor B and Investor C shares of a Fund will receive Investor B shares of Summit. You may exchange Investor A shares of Summit back into Investor A or Institutional shares of a Fund. You may exchange Investor B shares of Summit back into Investor B or Investor C shares of a Fund and, in the event of such an exchange, the period of time that you held Investor B shares of Summit will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Investor B shares. Investor B shares of Summit are subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Investor B shares. Exchanges of Investor B or Investor C shares of a money market fund other than Summit for Investor B or Investor C shares of a Fund will be exercised at net asset value. However, a CDSC will be charged in connection with any subsequent redemption of the Investor B or Investor C shares of the Fund received in the exchange. In determining the holding period for calculating the CDSC payable on such redemption, the holding period of the money market fund Investor B or Investor C shares originally held will be added to the holding period of the Investor B or Investor C shares acquired through exchange.

Exchanges by Participants in Certain Programs. The exchange privilege may be modified with respect to certain participants in mutual fund advisory programs and other fee-based programs sponsored by the Manager, an affiliate of the Manager, or selected securities dealers or other financial intermediaries that have an agreement with a Distributor. See "Fee-Based Programs" below.

Exercise of the Exchange Privilege. To exercise the exchange privilege, you should contact your financial adviser or PFPC, who will advise each Fund of the exchange. If you do not hold share certificates, you may exercise the exchange privilege by wire through your securities dealer or other financial intermediary. Each Fund reserves the right to require a properly completed exchange application.

A shareholder who wishes to make an exchange may do so by sending a written request to the Fund c/o PFPC at the following address: PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact the Fund by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as defined below. In order to participate in the Automatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum initial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange. Brokers may charge a fee for handling exchanges.

This exchange privilege may be modified or terminated in accordance with the rules of the Commission. Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain Funds may suspend the continuous offering of their shares to the general public at any time and may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. The exchange privilege may be applicable to other new mutual funds whose shares may be distributed by a Distributor.

Fee-Based Programs

Certain fee-based programs offered by the Manager or its affiliates, or by a selected securities dealer or other financial intermediary that has an agreement with a Distributor, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Institutional shares. Under specified circumstances, participants in certain Programs may exchange their shares in the Program for Institutional shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of shares or the automatic exchange of shares to another class at net asset value. Shareholders that participate in a fee based Program generally have two options at termination. A Program can be terminated and the shares liquidated or a Program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the Program can be held after termination. Shares that have been held for less than specified periods within a Program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional shares in a Program are eligible to purchase additional shares of the respective share class of the Fund, but purchase of Investor A shares may be subject to upfront sales charges. A shareholder may only make additional purchases of Institutional shares if the shareholder is otherwise eligible to purchase Institutional shares.

Retirement and Education Savings Plans

Individual retirement accounts and other retirement and education savings plans are available from your financial intermediary. Under these plans, investments may be made in a Fund and certain of the other mutual funds sponsored by the Manager or its affiliates as well as in other securities. There may be fees associated with investing through these plans. Information with respect to these plans is available on request from your financial intermediary.

Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans and, in the case of Roth IRAs and education savings plans, may be exempt from taxation when distributed as well. Investors considering participation in any retirement or education savings plan should review specific tax laws relating to the plan and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

Automatic Investment Plans

You may make additions to an Investment Account through a service known as the Automatic Investment Plan. Under the Automatic Investment Plan, a Fund is authorized, on a regular basis, to provide systematic additions to your Investment Account through charges of $50 or more to your regular bank account by either pre-authorized checks or automated clearing house debits. If you buy shares of a Fund through certain accounts, no minimum charge to your bank account is required. Contact your financial adviser or other financial intermediary for more information.

Automatic Dividend Reinvestment Plan

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the relevant Fund unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Fund declares a dividend each day on "settled" shares (i.e., shares for which the particular Fund has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Fund's net investment income will be declared as dividends. The amount of the daily dividend for each Fund will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually.

Systematic Withdrawal Plans

Shareholders may receive regular distributions from their accounts via a Systematic Withdrawal Plan ("SWP"). Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Fund. Shareholders may elect to receive automatic cash payments of $50 or more at any interval. You may choose any day for the withdrawal. If no day is specified, the withdrawals will be processed on the 25th day of the month or, if such day in not a Business Day, on the prior Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the Systematic Withdrawal Plan Application Form which may be obtained by visiting our website at www.blackrock.com/funds.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Fund, or by calling the Fund at (800) 441-7762. Purchases of additional Investor A shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No CDSC will be assessed on redemptions of Investor B or Investor C shares made through the SWP that do not exceed 12% of the original investment on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C shares will not be subject to the CDSC if they do not exceed 1% (monthly), 3% (quarterly) and 6% (semi-annually), respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B or Investor C shares in excess of this limit are still subject to the applicable CDSC.

For this reason, a shareholder may not participate in the Automatic Investment Plan described above (see "How to Buy, Sell, Transfer and Exchange Shares" in the Fund's Prospectus) and the SWP at the same time.

Dividend Allocation Plan

The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from any Eligible Fund (which mean funds so designated by the Distributors from time to time) automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

                               PRICING OF SHARES

Determination of Net Asset Value

The net asset value of each class of shares of each Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time (on a class by class basis), rounded to the nearest cent. Expenses, including the fees payable to the Manager and Distributors, are accrued daily.

The principal asset of each Feeder Fund will normally be its interest in an underlying Master Portfolio. The value of that interest is based on the net assets of the Master Portfolio, which are comprised of the value of the securities held by the Master Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses of the Master Portfolio). Expenses of a Master Portfolio, including the investment advisory fees, are accrued daily. The net asset value of a Feeder Fund is equal to the value of the Feeder Fund's proportionate interest in the net assets of the Master Portfolio plus any cash or other assets, minus all liabilities (including accrued expenses) of the Feeder Fund. To determine a Feeder Fund's net asset value per share, the Feeder Fund's net asset value is divided by the total number of shares outstanding of the Feeder Fund at such time (on a class by class basis), rounded to the nearest cent. Expenses, including fees payable to the Administrator and Distributors, are accrued daily.

The per share net asset value of Investor A, Investor B, Investor C, Class R and Service shares generally will be lower than the per share net asset value of Institutional shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Investor B and Investor C shares, the daily expense accruals of the account maintenance fees applicable with respect to Investor A and Service shares and the daily expense accruals of the account maintenance and distribution fees applicable to Class R shares. Moreover, the per share net asset value of the Investor B, Investor C and Class R shares generally will be lower than the per share net asset value of Investor A and Service shares reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Investor B and Investor C shares and the daily expense accruals of the distribution fees applicable to Class R shares of a Fund. In addition, the per share net asset value of Investor B and Investor C shares generally will be lower than the per share net asset value of Class R shares due to the daily expense accruals of the higher distribution fees and higher transfer agency fees applicable to Investor B and Investor C shares. It is expected, however, that the per share net asset value of all classes of a Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials between the classes.

Securities that are held by a Fund that are traded on stock exchanges or the NASDAQ Stock Market, Inc. are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the OTC market, NASDAQ Small Cap Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers or by a pricing service approved by the Board of Directors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Manager believes that this method no longer produces fair valuations. Repurchase agreements are valued at cost plus accrued interest.

Each Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of a Fund under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by the Manager using a pricing service and/or procedures approved by the Board of Directors.

For Funds organized in a master-feeder structure, each investor in a Master Portfolio may add to or reduce its investment in the Master Portfolio on each day the NYSE is open for trading. The value of each investor's (including a Feeder Fund's) interest in a Master Portfolio will be determined after the close of business on the NYSE by multiplying the net asset value of the Master Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Master Portfolio. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Master Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Master Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Master Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Master Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Master Portfolio by all investors in the Master Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in a Master Portfolio after the close of business of the NYSE or the next determination of net asset value of the Master Portfolio.

Computation of Offering Price Per Share

See Part I, Section VI "Computation of Offering Price" of each Fund's Statement of Additional Information for an illustration of the computation of the offering price for the different classes of shares of your Fund.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions in Portfolio Securities

Subject to policies established by the Board of Directors, the Manager is primarily responsible for the execution of a Fund's portfolio transactions and the allocation of brokerage. The Manager does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While the Manager generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Manager may select a broker based partly upon brokerage or research services provided to the Manager and its clients, including a Fund. In return for such services the Manager may cause a Fund to pay a higher commission than other brokers would charge if the Manager determines in good faith that the commission is reasonable in relation to the services provided.

In the case of Feeder Funds, because each Feeder Fund generally invests exclusively in beneficial interests of a Master Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Master Portfolio.

Section 28(e) of the Exchange Act ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). The Manager believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information that assists in the valuation of investments. Examples of research-oriented services for which the Manager might pay with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for the Manager's individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to the Manager are not reduced as a result of the Manager's receipt of research services. In some cases the Manager may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs the Manager makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Manager will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Manager faces a potential conflict of interest, but the Manager believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Manager with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research "credits" in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Manager does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by the Manager neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

Each Fund anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Fund in the form of Depositary Receipts, or other securities convertible into foreign equity securities. Depositary Receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Fund's portfolio strategies.

See Part I, Section VII "Portfolio Transactions and Brokerage" of each Fund's Statement of Additional Information for information about the brokerage commissions paid by your Fund, including commissions paid to Merrill Lynch, if any, for the periods indicated.

Each Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, each Fund also has retained an affiliated entity of the Manager as the securities lending agent (the "lending agent") for a fee, including a fee based on a share of the returns on investment of cash collateral. Please see
Part I, Section VII "Portfolio Transactions and Brokerage" of each Fund's Statement of Additional Information for information on the securities lending fees paid the lending agent by your Fund. In connection with securities lending activities, the lending agent may, on behalf of a Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Manager or its affiliates, or in a private investment company managed by the lending agent. If a Fund acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Fund's expenses, and indirectly, the expense of such other entities. However, in accordance with the exemptive order, the manager to the private investment company will not charge any advisory fees with respect to shares purchased by a Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Manager's waiver of a portion of its advisory fee.

Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for a Fund in any of its portfolio transactions executed on any securities exchange of which it is a member, appropriate consents have been obtained from each Fund and annual statements as to aggregate compensation will be provided to each Fund.

The Directors of each Fund have considered the possibility of seeking to recapture for the benefit of the Fund brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by each Fund to a Manager. After considering all factors deemed relevant, the Directors of each Fund made a determination not to seek such recapture. The Directors of each Fund will reconsider this matter from time to time.

Because of different objectives or other factors, a particular security may be bought for one or more funds or clients advised by the Manager or its affiliates (collectively, "clients") when one or more clients of the Manager or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which the Manager or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Portfolio Turnover

While a Fund generally does not expect to engage in trading for short-term gains, it will effect portfolio transactions without regard to any holding period if, in Fund management's judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends, and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by a Fund.

                              DIVIDENDS AND TAXES

Dividends

Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are paid as set forth in each Fund's prospectus. Each Fund will also distribute all net realized capital gains, if any, as set forth in such Fund's prospectus. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, a Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.

For information concerning the manner in which dividends may be reinvested automatically in shares of each Fund, see "Shareholder Services -- Automatic Dividend Reinvestment Plan." Shareholders may also elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Investor A, Investor B, Investor C, Class R and Service shares will be lower than the per share dividends on Institutional shares as a result of the account maintenance, distribution and higher transfer agency fees applicable to Investor B and Investor C shares, the account maintenance fees applicable to Investor A and Service shares, and the account maintenance and distribution fees applicable to Class R shares. Similarly, the per share dividends on Investor B, Investor C and Class R shares will be lower than the per share dividends on Investor A and Service shares as a result of the distribution fees and higher transfer agency fees applicable to Investor B and Investor C shares and the distribution fees applicable to Class R shares, and the per share dividends on Investor B and Investor C shares will be lower than the per share dividends on Class R shares as a result of the higher distribution fees and higher transfer agency fees applicable to Investor B and Investor C shares.

Taxes

Each Fund intends to continue to qualify for the special tax treatment afforded to regulated investment companies ("RICs") under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Each Fund intends to distribute substantially all of such income and gains. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporate shareholders.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gain net income, determined, in general, as if the RIC's taxable year ended on October 31, plus certain undistributed amounts from the previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that a sufficient amount of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Certain dividend income and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011. Under these rules, a certain portion of ordinary income dividends constituting "qualified dividend income" when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund's distributions are derived from income on debt securities, certain types of preferred stock treated as debt for federal income tax purposes and short-term capital gain, such distributions will not constitute "qualified dividend income."

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

No gain or loss will be recognized by Investor B shareholders on the conversion of their Investor B shares into Investor A shares. A shareholder's tax basis in the Investor A shares acquired upon conversion will be the same as the shareholder's tax basis in the converted Investor B shares, and the holding period of the acquired Investor A shares will include the holding period for the converted Investor B shares.

If a shareholder of a Fund exercises an exchange privilege within 90 days of acquiring the shares of a Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

A loss realized on a sale or exchange of shares of a Fund will be disallowed if such shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Certain Funds may invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held. Since the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Fund's investment in foreign currencies or foreign currency denominated or referenced debt securities, certain asset-backed securities and contingent payment and inflation-indexed debt instruments also may increase or accelerate the Fund's recognition of income, including the recognition of taxable income in excess of cash generated by such investments.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Dividends derived by a RIC from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount) and paid to shareholders who are nonresident aliens and foreign entities, if and to the extent properly designated as "interest-related dividends" or "short-term capital gain dividends," generally will not be subject to U.S. withholding tax. Where possible, the Fund intends to make such designations. However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. It is not possible to predict what portion, if any, of the Fund's distributions will be designated as short-term capital gains or interest income exempt from withholding in the hands of nonresident and foreign shareholders.

Distributions of a Fund at least 50% of whose assets are "U.S. real property interest," as defined in the Code and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of U.S. real property interests (including gains on the sale or exchange of shares in certain "U.S. real property holding corporations," which may include certain REITS, among other entities, and certain REIT capital gain dividends) generally will cause a foreign shareholder to treat such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the foreign shareholder to file a U.S. federal income tax return.

These provisions affecting foreign shareholders generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's Federal income tax liability, provided that the required information is timely forwarded to the IRS.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain foreign countries and the U.S. may reduce or eliminate such taxes. Shareholders of certain Funds that invest more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. For example, certain retirement accounts and certain tax-exempt organizations cannot claim foreign tax credits on investments in foreign securities held in a Fund. In addition, a foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if a Fund fails to do so, it will not be able to "pass through" to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Fund. Further, to the extent that a Fund engages in securities lending with respect to security paying income subject to foreign taxes, it may not be able to pass through to its shareholders the ability to take a foreign tax credit. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the Internal Revenue Service ("IRS") pursuant to which shareholders of the Fund will be required to include their proportionate shares of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from a Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit. For this purpose, a Fund will allocate foreign source income among each class of shareholders according to a method similar to that described above for the allocation of dividends taxable at the maximum 15% tax rate.

Certain transactions entered into by the Funds are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to
RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. Funds engaging in transactions affected by these provisions intend to monitor their transactions, make appropriate tax elections and make appropriate entries in their books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

Passive Foreign Investment Companies

If a Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will generally be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. A Fund may be subject to U.S. Federal income tax, and interest charges (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. However, a Fund may elect to "mark to market" at the end of each taxable year shares that it holds in PFICs. The election is made separately for each PFIC held and, once made, would be effective for all subsequent taxable years, unless revoked with consent from the IRS. Under this election, a Fund would recognize as ordinary income any increase in the value of its shares as of the close of the taxable year over their adjusted tax basis and as ordinary loss any decrease in such value, but only to the extent of previously recognized "mark-to-market" gains. By making the mark-to-market election, a Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

                               PERFORMANCE DATA

From time to time a Fund may include its average annual total return and other total return data, and, if applicable, yield and tax-equivalent yield in advertisements or information furnished to present or prospective shareholders. Total return, yield and tax-equivalent yield each is based on a Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for each class of shares in accordance with a formula specified by the Commission.

Quotations of average annual total return, before tax, for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return before taxes is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, in the case of Investor A shares, and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Investor B and Investor C shares, but does not take into account taxes payable on dividends or on redemption.

Quotations of average annual total return after taxes on distributions for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on distributions received during such period. Average annual total return after taxes on distributions is computed assuming all distributions, less the taxes due on such distributions, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, in the case of Investor A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Investor B and Investor C shares. The taxes due on distributions are calculated by applying to each distribution the highest applicable marginal Federal individual income tax rates in effect on the reinvestment date for that distribution. The rates used correspond to the tax character (including eligibility for the maximum 15% tax rate applicable to qualified dividend income) of each distribution. The taxable amount and tax character of each distribution are specified by each Fund on the distribution declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected. Applicable tax credits, such as foreign credits, are taken into account according to Federal law. The ending value is determined assuming complete redemption at the end of the applicable periods with no tax consequences associated with such redemption.

Quotations of average annual total return after taxes on distributions and sale of Fund shares for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on distributions received during such period as well as on complete redemption. Average annual total return after taxes on distributions and sale of Fund shares is computed assuming all distributions, less the taxes due on such distributions, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Investor A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Investor B and Investor C shares and assuming, for all classes of shares, complete redemption and payment of taxes due on such redemption. The ending value is determined assuming complete redemption at the end of the applicable periods, subtracting capital gains taxes resulting from the redemption and adding the presumed tax benefit from capital losses resulting from redemption. The taxes due on distributions and on the deemed redemption are calculated by applying the highest applicable marginal Federal individual income tax rates in effect on the reinvestment and/or the redemption date. The rates used correspond to the tax character (including eligibility for the maximum 15% tax rate applicable to qualified dividend income) of each component of each dividend and/or the redemption payment. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected. Applicable tax credits, such as foreign tax credits, are taken into account according to federal law.

A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of a Fund's yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the Fund's yield that is not tax-exempt.

See Part I, Section VIII "Fund Performance" of each Fund's Statement of Additional Information for performance information for the shares of your Fund for the periods indicated.

A Fund's total return will vary depending on market conditions, the securities comprising a Fund's portfolio, a Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

In order to reflect the reduced sales charges in the case of Investor A shares or the waiver of the CDSC in the case of Investor B or Investor C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC waiver and, therefore, may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

On occasion, a Fund may compare its performance to, among other things, the Fund's benchmark index indicated in the Prospectus, the Value Line Composite Index, the Dow Jones Industrial Average, or to other published indices, or to performance data published by Lipper Inc., Morningstar, Inc. ("Morningstar"), Money Magazine, U.S. News & World Report, BusinessWeek, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historical performance of a Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period. In addition, from time to time a Fund may include the Fund's Morningstar risk-adjusted performance ratings assigned by Morningstar in advertising or supplemental sales literature. From time to time a Fund may quote in advertisements or other materials other applicable measures of Fund performance and may also make reference to awards that may be given to the Manager. Certain Funds may also compare their performance to composite indices developed by Fund management.

A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political or other conditions, descriptive information or general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

                     PROXY VOTING POLICIES AND PROCEDURES

Each Fund's Board of Directors has delegated to the Manager authority to vote all proxies relating to the Fund's portfolio securities. The Manager has adopted policies and procedures (the "Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Manager's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Manager believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Manager considers the interests of its clients, including each Fund, and not the interests of the Manager, when voting proxies and that real (or perceived) material conflicts that may arise between the Manager's interest and those of the Manager's clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, the Manager has formed a Proxy Voting Committee (the "Committee"). The Committee, a subcommittee of the Manager's Equity Investment Policy Oversight Committee ("EIPOC"), is comprised of a senior member of the Manager's equity management group who is also a member of EIPOC, one or more other senior investment professionals appointed by EIPOC, portfolio managers and investment analysts appointed by EIPOC and any other personnel EIPOC deems appropriate. The Committee will also include two non-voting representatives from the Manager's Legal Department appointed by the Manager's General Counsel. The Committee's membership shall be limited to full-time employees of the Manager. No person with any investment banking, trading, retail brokerage or research responsibilities for the Manager's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee on the same basis as other interested knowledgeable parties not affiliated with the Manager might be asked to do
so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Manager and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Manager and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Manager believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Manager on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Manager will generally seek to vote proxies over which the Manager exercises voting authority in a uniform manner for all the Manager's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

To assist the Manager in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Manager by ISS include in-depth research, voting recommendations (although the Manager is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

The Manager's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Manager generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Manager will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Manager may be required to vote proxies in respect of an issuer where an affiliate of the Manager (each, an "Affiliate"), or a money management or other client of the Manager, including investment companies for which the Manager provides investment advisory, administrative and/or other services (each, a "Client"), is involved. The Proxy Voting Procedures and the Manager's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Manager's clients.

In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the Committee may pass the voting power to a subcommittee, appointed by EIPOC (with advice from the Secretary of the Committee), consisting solely of Committee members selected by EIPOC. EIPOC shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Manager's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Manager's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Manager's normal voting guidelines or, on matters where the Manager's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Manager on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Manager's fiduciary duties.

In addition to the general principles outlined above, the Manager has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Manager may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Manager has adopted specific voting guidelines with respect to the following proxy issues:

      o Proposals related to the composition of the board of directors of issuers other than investment companies. As a general matter, the Committee believes that a company's board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is, therefore, best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's number of other directorships, history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

      o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

      o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

      o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

      o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

      o Routine proposals related to requests regarding the formalities of corporate meetings.

      o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's board of directors (rather than its shareholders) is best positioned to set fund policy and oversee management. However, the Committee opposes granting boards of directors authority over certain matters, such as changes to a fund's investment objective, which the Investment Company Act envisions will be approved directly by shareholders.

      o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are

      o inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Information about how a Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission's web site at http://www.sec.gov.

                              GENERAL INFORMATION

Description of Shares

Shareholders of a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors and generally on other matters submitted to the vote of shareholders of the Fund. Shareholders of a class that bears distribution and/or account maintenance expenses have exclusive voting rights with respect to matters relating to such distribution and account maintenance expenditures (except that Investor B shareholders may vote upon any material changes to such expenses charged under the Investor A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of a Fund, in which event the holders of the remaining shares would be unable to elect any person as a Director.

No Fund intends to hold annual meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere herein and in each Fund's Prospectus. Each share of each class of Common Stock is entitled to participate equally in dividends and distributions declared by a Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.

For Funds organized as Maryland corporations, the by-laws of the Fund require that a special meeting of shareholders be held upon the written request of a minimum percentage of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law.

Certain of the Funds are organized as "Massachusetts business trusts." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust establishing a trust, a copy of which for each applicable Fund, together with all amendments thereto (the "Declaration of Trust"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides for indemnification and reimbursement of expenses out of the trust property for any shareholder held personally liable for the obligations of the trust. The Declaration of Trust also provides that a trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

Certain Funds are organized as Delaware statutory trusts.

See Part I, Section IX "Additional Information -- Description of Shares" of each Fund's Statement of Additional Information for additional capital stock information for your Fund.

Additional Information

Under a separate agreement, BlackRock has granted each Fund the right to use the "BlackRock" name and has reserved the right to (i) withdraw its consent to the use of such name by a Fund if the Fund ceases to retain BlackRock Advisors, LLC as investment adviser and (ii) to grant the use of such name to any other company.

See Part I, Section IX "Additional Information -- Principal Shareholders" section of each Fund's Statement of Additional Information for information on the holders of 5% or more of any class of shares of your Fund.

                                  APPENDIX A

                          Description Of Bond Ratings

Description of Moody's Investors Service, Inc.'s ("Moody's") Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Moody's U.S. Short-Term Ratings

MIG 1/VMIG 1        This designation denotes superior credit quality.
                    Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2        This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3        This designation denotes acceptable credit quality.
                    Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG                  This designation denotes speculative-grade credit quality.
                    Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Commercial Paper Ratings

      Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

      Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Debt Ratings

      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

      The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

The issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The issue credit ratings are based, in varying degrees, on the following considerations:

      I. Likelihood of payment--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      II. Nature of and provisions of the obligation;

      III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Long Term Issue Credit Ratings

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated issues only in small degree. The Obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB    An obligation rated "BB," "B," "CCC," "CC" and "C" are regarded as
B     having significant speculative characteristics. "BB" indicates the least
CCC   degree of speculation and "C" the highest degree of speculation. While
CC    such debt will likely have some quality and protective characteristics,
C B these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

c The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to the completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

      Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

c The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing.

r The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options, and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

      A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

      A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment.

      --Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

      --Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

      Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Description of Fitch Ratings' ("Fitch") Investment Grade Bond Ratings

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

      Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory-credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Description of Fitch's Speculative Grade Bond Ratings

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C     Bonds are in imminent default in payment of interest or principal.

D     Bonds are in default on interest and/or principal payments. Such bonds
DD    are extremely speculative and should be valued on the basis of their
DDD ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short term Ratings

      Fitch's short term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

      The short term rating places greater emphasis than a long term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      Fitch short term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

NR          Indicates that Fitch does not rate the specific issue.

Conditional A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended   A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn   A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert  Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short term, and should be resolved within 12 months.

      Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                           PART C. OTHER INFORMATION

Item 23.    Exhibits.


Exhibit
Number
--------

  Exhibit
  Number
------------

      1(a)  --Articles of Incorporation of the Registrant, filed October 20,
              1999.(a)
       (b) --Articles Supplementary Classifying Shares of Authorized Capital Stock and Creating an Additional Class of Common Stock dated December 9, 2002.(b)
       (c) --Articles of Amendment to Articles of Incorporation of the Registrant, dated March 21, 2003, redesignating certain classes of common stock.(c)
       (d)  --Form of Articles Supplementary.(d)
       (e) --Form of Articles of Amendment Reclassifying Shares of Authorized Capital Stock.(l)
       (f)  --Form of Articles of Amendment changing the name of the
              Corporation to BlackRock Large Cap Series Funds, Inc.(l)
       (g) --Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock and Reclassifying Shares of Authorized Common Stock.
      2     --Amended and Restated By-Laws of the Registrant, dated April 14,
              2003.(c)
      3     --Portions of the Articles of Incorporation and By-Laws of the
              Registrant defining the rights of holders of shares of common stock of the Registrant.(e)
      4     --Not Applicable.
      5(a)  --Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc. ("FAMD").(k)
       (b)  --Form of Unified Distribution Agreement between the Registrant and BlackRock Distributors, Inc. ("BDI").(f)
      6     --None.
      7     --Not Applicable.
      8(a)  --Form of Unified Transfer Agency, Dividend Disbursing Agency and
              Shareholder Servicing Agency Agreement between the Registrant and PFPC Inc.(k)
       (b) --Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC with respect to BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund and BlackRock Large Cap Core Fund.(l)
       (c) --Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC with respect to BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio.
       (d) --Form of Administrative Services Agreement between Registrant and State Street Bank and Trust Company.(g)
       (e)  --Form of Fee Waiver/Expense Reimbursement Agreement.
      9(a)  --Opinion of Brown & Wood LLP, counsel for the Registrant.(h)
       (b)  --Opinion of Venable LLP, counsel for the Registrant.*
      10    --Consent of _______________, independent registered public accounting firm for the Registrant.*
      11    --None.
      12    --Certificate of Fund Asset Management, L.P.(h)
      13(a) --Form of Investor A Distribution Plan.(k)
        (b) --Form of Investor B Distribution Plan.(k)
        (c) --Form of Investor C Distribution Plan.(k)

        (d) --Form of Class R Distribution Plan.(k)
        (e) --Form of Service Shares Distribution Plan.(l)
      14    --Form of Plan pursuant to Rule 18f-3.(f)
      15    --Code of Ethics.(i)
      16    --Power of Attorney.(j)


* To be filed by subsequent amendment.
(a) Filed on October 20, 1999 as an Exhibit to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-89389) (the "Registration Statement").
(b) Filed on December 31, 2002 as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement.
(c) Filed on February 27, 2004 as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement.
(d) Incorporated by reference to an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 under the Securities Act of 1933, as amended (File No. 333-133899), filed on June 15, 2006.
(e) Reference is made to Article II, Article IV, Article V (sections 2, 3, 4, 6, 7 and 8), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, as amended, filed as Exhibit (1), to the Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's Amended and Restated By-Laws filed as Exhibit (2) to the Registration Statement.
(f) Incorporated by reference to an Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on July 21, 2006.
(g) Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 20, 2001.
(h) Filed on December 22, 1999 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(i) Incorporated by reference to Exhibit (r) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on November 13, 2006.
(j) Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of BlackRock Focus Twenty Fund, Inc. (File No. 811-09651), filed on March 27, 2007.
(k) Incorporated by reference to an Exhibit to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on September 15, 2006.
(l) Filed on September 22, 2006 as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.

Item 24.    Persons Controlled by or Under Common Control with Registrant.

      Because the series of the Registrant own controlling interests in the corresponding portfolios of Master Large Cap Series Trust, the Registrant controls Master Large Cap Series Trust, a Delaware statutory trust. As of [ ], 2007, BlackRock Large Cap Growth Retirement Portfolio owns [ ]% of the beneficial interests of Master Large Cap Growth Portfolio, BlackRock Large Cap Value Retirement Portfolio owns [ ]% of the beneficial interests of Master Large Cap Value Portfolio and BlackRock Large Cap Core Retirement Portfolio owns [ ]% of the beneficial interests of Master Large Cap Core Portfolio. The Registrant does not control and is not under common control with any other person.

Item 25.    Indemnification.

      Reference is made to Article V of the Registrant's Charter, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

      Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940 Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

      In Section 9 of each Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

      Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

      (a) BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc., was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 26 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

      (b) BlackRock Investment Management, LLC ("BIM"), a subsidiary of BlackRock, Inc., currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The information required by this Item 26 about officers and directors of BIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56972).

Item 27.    Principal Underwriters.

      (a) FAMD and BDI act as the principal underwriters for each of the following open-end registered investment companies including the Registrant:
FDP Series, Inc., BlackRock Financial Institutions Series Trust, Managed Account Series, BlackRock Basic Value Fund II, Inc., BlackRock Funds II, BlackRock Balanced Capital Fund, Inc., BlackRock Basic Value Fund, Inc., BlackRock Bond Fund, Inc., BlackRock California Municipal Series Trust, BlackRock Developing Capital Markets Fund, Inc., BlackRock Equity

Dividend Fund, BlackRock EuroFund, BlackRock Focus Twenty Fund, Inc., BlackRock Focus Value Fund, Inc., BlackRock Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, BlackRock Global Allocation Fund, Inc., BlackRock Global Dynamic Equity Fund, BlackRock Global Financial Services Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock Global SmallCap Fund, Inc., BlackRock Global Technology Fund, Inc., BlackRock Global Value Fund, Inc., BlackRock Healthcare Fund, Inc., BlackRock Index Funds, Inc., BlackRock International Fund of BlackRock Series, Inc., BlackRock Latin America Fund, Inc., BlackRock Large Cap Series Funds, Inc., BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., BlackRock Municipal Series Trust, BlackRock Natural Resources Trust, BlackRock Pacific Fund, Inc., BlackRock Principal Protected Trust, Merrill Lynch Ready Assets Trust, BlackRock Real Investment Fund, Merrill Lynch Retirement Series Trust, BlackRock Series Fund, Inc., BlackRock Value Opportunities Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, BlackRock Utilities and Telecommunications Fund, Inc., BlackRock Variable Series Funds, Inc., BlackRock World Income Fund, Inc. and BlackRock Mid Cap Value Opportunities Series, Inc. FAMD and BDI also act as the principal underwriters for the following closed-end registered investment companies: BlackRock Senior Floating Rate Fund, Inc. and BlackRock Senior Floating Rate Fund II, Inc.

      BDI currently acts as distributor for BlackRock Funds, BlackRock Liquidity Funds and BlackRock Bond Allocation Target Shares.

      (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081.


                                                  Position(s) and Office(s)  Position(s) and Office(s)
Name                                                     with FAMD                with Registrant
------------------------------------------------  -------------------------  --------------------------
Robert Zakem                                      President                             None
Mitchell Cox                                      Director                              None
Brian Hull                                        Director                              None
John Fosina                                       Chief Financial                       None
                                                  Officer and Treasurer
Martin Byrne                                      Director                              None
Adam Lantz                                        Secretary                             None
Andrea Borton                                     Compliance Director                   None

      The principal business address of each director, officer or partner of BDI is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Registrant.


Name                               Position With BDI
--------------------------------   --------------------------------------------------------------
Rita Adler                         Chief Compliance Officer
Douglas Castagna                   Controller and Assistant Treasurer
Brian Burns                        Director, Chairman, CEO and President
Bruno DiStefano                    Vice President
Susan Moscaritolo                  Vice President
Christine Ritch                    Chief Legal Officer, Assistant Secretary and Assistant Clerk
Bradley Stearns                    Assistant Secretary and Assistant Clerk
Nicholas Marsini                   Director
Craig Stokarski                    Treasurer and Financial and Operations Principal
Steven Sunnerberg                  Secretary
Michael DeNofrio                   Director
John Wilson                        Assistant Secretary and Assistant Clerk
Kristen Nolan                      Assistant Secretary and Assistant Clerk

      (c) Not applicable.

Item 28.    Location Of Accounts And Records.

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

            (a) Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey
      08536.

            (b) BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor).

            (c) FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as distributor).

            (d) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser).

            (e) BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as sub-adviser).

            (f) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

Item 29.    Management Services.

      Other than as set forth under the caption "Management of the Funds--BlackRock Advisors, LLC" in the Prospectus constituting Part A of the Registration Statement and under "Management and Advisory Arrangements" in
Part I and "Management and Other Service Arrangements" in Part II of the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.

      Not applicable.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 19th day of April, 2007.


                                 BLACKROCK LARGE CAP SERIES FUNDS, INC.
                                     (Registrant)

                                 By:           /S/    DONALD C. BURKE
                                        ---------------------------------------
                                                  (Donald C. Burke,
                                            Vice President and Treasurer)

      Each person whose signature appears below hereby authorizes Denis R. Molleur, Alice A. Pellegrino or Brian D. Stewart, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                  Signature                                    Title                          Date
--------------------------------------------- ---------------------------------------- -------------------
           /s/ ROBERT C. DOLL, JR.            President (Principal Executive             April 19, 2007
---------------------------------------------    Officer) and Director
            (Robert C. Doll, Jr.)


             /s/ DONALD C. BURKE              Vice President and Treasurer (Principal    April 19, 2007
---------------------------------------------    Financial and Accounting Officer)
              (Donald C. Burke)


            /s/ JAMES H. BODURTHA             Director                                   April 19, 2007
---------------------------------------------
             (James H. Bodurtha)


            /s/ KENNETH A. FROOT              Director                                   April 19, 2007
---------------------------------------------
             (Kenneth A. Froot)


               /s/ JOE GRILLS                 Director                                   April 19, 2007
---------------------------------------------
                (Joe Grills)


            /s/ HERBERT I. LONDON             Director                                   April 19, 2007
---------------------------------------------
             (Herbert I. London)


           /s/ ROBERTA COOPER RAMO            Director                                   April 19, 2007
---------------------------------------------
            (Roberta Cooper Ramo)


         /s/ ROBERT S. SALOMON, JR.           Director                                   April 19, 2007
---------------------------------------------
          (Robert S. Salomon, Jr.)

      Master Large Cap Series Trust has duly caused this Registration Statement of BlackRock Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 19th day of April, 2007.


                                    MASTER LARGE CAP SERIES TRUST

                                    By:     /S/    DONALD C. BURKE
                                        ----------------------------------------
                                                   (Donald C. Burke,
                                             Vice President and Treasurer)

      Each person whose signature appears below hereby authorizes Denis R. Molleur, Alice A. Pellegrino or Brian D. Stewart, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

      The Registration Statement of BlackRock Large Cap Series Funds, Inc. has been signed by the following persons in the capacities and on the dates indicated.


                  Signature                                    Title                          Date
--------------------------------------------- ---------------------------------------- -------------------
           /s/ ROBERT C. DOLL, JR.            President (Principal Executive             April 19, 2007
---------------------------------------------    Officer) and Trustee
            (Robert C. Doll, Jr.)


             /s/ DONALD C. BURKE              Vice President and Treasurer (Principal    April 19, 2007
---------------------------------------------    Financial and Accounting Officer)
              (Donald C. Burke)


            /s/ JAMES H. BODURTHA             Director                                   April 19, 2007
---------------------------------------------
             (James H. Bodurtha)


            /s/ KENNETH A. FROOT              Director                                   April 19, 2007
---------------------------------------------
             (Kenneth A. Froot)


               /s/ JOE GRILLS                 Director                                   April 19, 2007
---------------------------------------------
                (Joe Grills)


            /s/ HERBERT I. LONDON             Director                                   April 19, 2007
---------------------------------------------
             (Herbert I. London)


           /s/ ROBERTA COOPER RAMO            Director                                   April 19, 2007
---------------------------------------------
            (Roberta Cooper Ramo)


         /s/ ROBERT S. SALOMON, JR.           Director                                   April 19, 2007
---------------------------------------------
          (Robert S. Salomon, Jr.)

                                 EXHIBIT INDEX


Exhibit
Number         Description
--------       -----------------------------------------------------------------

   1(g)        --Form of Articles Supplementary to Articles of Incorporation
                 Increasing the Authorized -- Capital Stock and Reclassifying Shares of Authorized Common Stock.

   8(c)        --Form of Administration Agreement between the Registrant and
                 BlackRock Advisors, LLC with respect to BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio.

   (e)         --Form of Fee Waiver/Expense Reimbursement Agreement.